FILE
NO 2-25890

	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549

	_________________________________________________

	FORM N-1A
	__________________________________________________

	POST-EFFECTIVE AMENDMENT NO. 60
	To The
	REGISTRATION STATEMENT
	Under
	THE SECURITIES ACT OF 1933
	and
	POST-EFFECTIVE AMENDMENT NO. 40
	under
	THE INVESTMENT COMPANY ACT OF 1940
	__________________________________________________
	SMITH BARNEY FUNDS, INC.
	(Exact name of Registrant as specified in Charter)

	388 Greenwich Street, New York, New York 10013
	(Address of principal executive offices)

	(212) 816-6474
	(Registrant's telephone number)

	Christina T. Sydor
	388 Greenwich Street, New York, New York 10013
	(22nd Floor)
	(Name and address of agent for service)
	__________________________________________________
	To Register Additional Securities under Reg. 270.24e-2


Title of                           Share
securities                        Amount
being                              being
registered                        registered


U.S. Government            5,155,581
Securities Portfolio

Income Return                797,588
Account Portfolio

During its fiscal year ended December 31, 1996, the U.S.
Government Securities Portfolio
redeemed 7,198,066 shares.

During its current fiscal year, the U.S. Government
Securities
Portfolio used 2,042,485 shares it redeemed during its fiscal year ended December 31, 1996, for a reduction pursuant to
Rule 24f-2(c).

The U.S. Government Securities Portfolio currently is registering 5,155,581 shares pursuant to Reg. 270.24e-2.

During its fiscal year ended December 31, 1996, the Income Return Account Portfolio redeemed 1,184,355 shares.

During its current fiscal year, Income Return Account
Portfolio used 386,767 shares it redeemed during its fiscal year ended December 31, 1996, for a reduction pursuant to
Rule 24f-2(c).

The Income Return Account Portfolio currently is registering 797,588 shares pursuant to Reg. 270.24e-2.
	Rule 24f-2 (1) Declaration:

Registrant filed its Rule 24f-2 Notice on February 26,
1997 for its
most recent fiscal year ended December 31, 1996.

It is proposed that this Post-Effective Amendment will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.





	CROSS REFERENCE SHEET
	(as required by 495 (a))
Part A of
Form N-1A
	Prospect
us Caption

1.	Cover Page		cover
page

2.	Synopsis
	"Prospectus Summary"

3.	Condensed Financial Information
	"Financial Highlights"

4.	General Description of Registrant
"Additional
Information"
cover
page

"Investment Objective and
Management Policies"

5.	Management of the Fund
"Management
of the
Fund"
"Prospectus
Summary"

6.	Capital Stock and Other Securities
"Additional
Information"

"Redemption of Shares"
cover
page

"Dividends, Distributions and
Taxes"

7.	Purchase of Securities Being Offered
"Prospectus
Summary"
"Purchase of
Shares"
"Management of
the Fund"

"Valuation
of
Shares"




8.	Redemption or Repurchase
"Redemption
of  Shares"
"Minimum
Account Size"

9.	Legal Proceedings
not
applicable


Part B of
Form N-1A
Statement
of Additional Informat ion Caption

10. Cover page
cover
page

11. Table of Contents
"Table
of Contents"

12. General Information and History
not
applicable

13. Investment Objectives and Policies
"Investment
Policies"


"Investment Restrictions"

14. Management of the Registrant
"Directors
and
Officers"

15. Control Persons and Principal
 Holders of Securities
See
Prospectus --
"Additional
Information"

"Directors and Officers"



16. Investment Advisory and other Services
See Prospectus --
"Management of
the Fund"

"Directors and Officers"
"Investment Management
Agreement and Other Services"
"Custodian"

"Independent Auditors"

17. Brokerage Allocation
"Investment
Management
Agreement and
Other
Services
"

18. Capital Stock and Other Securities
See
Prospectus --
"Additional
Information"
See Prospectus --
"Dividends,
Distributions
and
Taxes"

"Investment Policies"
"Voting"

19. Purchase, Redemption and Pricing
  of Securities Being Offered
See Prospectus --
"Purchase of
Shares"
and
"Prospectus Summary"
"IRA and
other Prototype
Retirement Plans"
See
Prospectus -- "Valuation of
		Shares"

"Financial Statements"
"Redemption of Shares"

20. Tax Status
See
Prospectus --
"Dividends,
Distributions
and
Taxes"
"Additional Tax
Information"

21. Underwriters
See
Prospectus --
"Management of
the
Fund"
"Investment
Management
Agreement and
Other
Services
"

22. Calculation of Performance Data
"Performance
Information"

23. Financial Statements
"Financial
Statements"

Part C of
Form N-1A

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Post-Effective Amendment to the Registration Statement.

P R O S P E C T U S


                                                        SMITH BARNEY FUNDS, INC.
                                                                   Equity Income
                                                                       Portfolio

                                                             APRIL 30, 1997

                                                   PROSPECTUS BEGINS ON PAGE ONE


[LOGO] SMITH BARNEY MUTUAL FUNDS
       Investing for your future.
       Every day.

PROSPECTUS
                                                           April 30, 1997

Smith Barney Funds, Inc.

Equity Income Portfolio
388 Greenwich Street
New York, New York 10013

(800) 451-2010

  The Equity Income Portfolio (the "Portfolio") is one of four investment portfolios that currently comprise Smith Barney Funds, Inc. (the "Fund"). The
 Portfolio seeks current income and long-term growth of income and capital. It invests primarily, but not exclusively, in common stocks.

  This Prospectus sets forth concisely certain information about the Fund and the Portfolio, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

  Additional information about the Portfolio is contained in a Statement of Additional Information dated April 30, 1997, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by con-tacting a Smith Barney Financial Consultant. The Statement of Additional Infor-mation has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            9
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   12
-------------------------------------------------
VALUATION OF SHARES                            13
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             13
-------------------------------------------------
PURCHASE OF SHARES                             15
-------------------------------------------------
EXCHANGE PRIVILEGE                             25
-------------------------------------------------
REDEMPTION OF SHARES                           28
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           30
-------------------------------------------------
PERFORMANCE                                    31
-------------------------------------------------
MANAGEMENT OF THE FUND                         31
-------------------------------------------------
DISTRIBUTOR                                    33
-------------------------------------------------
ADDITIONAL INFORMATION                         34
-------------------------------------------------
APPENDIX                                      A-1
-------------------------------------------------

--------------------------------------------------------------------------------
  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
--------------------------------------------------------------------------------

PROSPECTUS SUMMARY

  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVES The Equity Income Portfolio is an open-end, management investment company whose investment objective is to seek current income and long-term growth of income and capital by investing primarily, but not exclu-sively, in common stocks. See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Portfolio offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $5,000,000. In addi-tion, a fifth Class, Class Z shares, which is offered pursuant to a separate prospectus, is offered exclusively to tax-exempt employee benefit and retire-ment plans of Smith Barney Inc. ("Smith Barney") and its affiliates. See "Pur-chase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary--Reduced or No Initial Sales Charge."

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemp-tions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and dis-tributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares--Deferred Sales Charge Alternatives."

  Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class C shares, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Portfolio shares, which when combined with current holdings of Class C shares of the Portfolio equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any serv-ice or distribution fees.

  In deciding which Class of Portfolio shares to purchase, investors should consider the following factors, as well as any other relevant facts and cir-cumstances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regu-lar investment may wish to consider Class A shares; as the investment accumu-lates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Portfolio. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Portfo-lio's future return cannot be predicted, however, there can be no assurance that this would be the case.

  Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Portfolio. In addition, Class A share purchases, of $500,000 or more, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by add-ing the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney listed under "Exchange Privilege." Class A share pur-chases also may be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

  Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the pur-pose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Fund" for a complete descrip-tion of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Ex-change Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class C shares are available without sales charge as investment alternatives under both of these programs. See "Purchase of Shares -- Smith Barney 401(k) and ExecChoice(TM) Programs."

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained with Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retire-ment Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes is $25. The minimum investment requirements for purchase of Portfolio shares through the Systematic Investment Plan are described below. See "Pur-chase of Shares."

SYSTEMATIC INVESTMENT PLAN The Portfolio offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Portfolio shares. The minimum initial investment requirement for Class A, Class B and Class C shares and the subse-quent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quar-terly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Re-demption of Shares."

MANAGEMENT OF THE PORTFOLIO Smith Barney Mutual Funds Management Inc. (the "Manager") serves as the Portfolio's investment manager. The Manager is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Portfolio for the prior day gener-ally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are paid quar-terly on shares of the Portfolio. Distributions of net realized capital gains, if any, are paid annually. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution rein-vestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Portfolio's investment objective will be achieved. The value of the Portfolio's investments, and thus the net asset value of the Portfolio's shares, will fluc-tuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Portfolio invests. The Portfo-lio may invest in foreign securities. Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes which may reduce the investment return of the Portfolio. In addition, foreign investments may include additional risks associated with currency exchange rates, less com-plete financial information about individual companies, less market liquidity and political instability. See "Investment Objective and Management Policies" and "Appendix."

THE PORTFOLIO'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Portfolio, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and, the Portfolio's operating expenses for its most recent fiscal year:

            EQUITY INCOME PORTFOLIO             CLASS A CLASS B CLASS C CLASS Y
-------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES
   Maximum sales charge imposed on purchases
     (as a percentage of offering price)         5.00%   None    None    None
   Maximum CDSC (as a percentage of original
     cost or redemption proceeds, whichever is   None*   5.00%   1.00%   None
     lower)

                                       CLASS A CLASS B CLASS C CLASS Y
----------------------------------------------------------------------
 ANNUAL PORTFOLIO OPERATING EXPENSES
   (as a percentage of average net assets)
   Management fees                      0.58%   0.58%   0.58%   0.58%
   12b-1 fees**                         0.25    1.00    1.00     --
   Other expenses                       0.12    0.13    0.15    0.08
----------------------------------------------------------------------
 TOTAL PORTFOLIO OPERATING EXPENSES     0.95%   1.71%   1.73%   0.66%
----------------------------------------------------------------------

  * Purchases of Class A shares of $500,000 or more, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
 ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

  Class A shares of the Portfolio purchased through the Smith Barney Asset One Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales change. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more informa-tion, please call your Smith Barney Financial Consultant.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of the Portfolio's shares and investors may actually pay lower or no charges, depending on the amount pur-chased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) and ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives with respect to Class B and Class C shares an annual 12b-1 fee of 1.00% of the value of average daily net assets of the respective Classes, con-sisting of a 0.75% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Portfolio will bear directly or indirect-ly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."

  EQUITY
  INCOME
  PORTFOLIO   1 YEAR 3 YEARS 5 YEARS 10 YEARS*
----------------------------------------------
  An investor
  would pay the
  following
  expenses on a
  $1,000
  investment,
  assuming (1)
  5.00% annual
  return and (2)
  redemption
  at the end of
  each time
  period:
    Class A    $59     $79    $100     $161
    Class B     68      84     104      184
    Class C     28      54      94      204
    Class Y      7      21      37       82
  An investor
  would pay the
  following
  expenses on the
  same investment,
  assuming the
  same annual
  return and no
  redemption:
    Class A    $59     $79    $100     $161
    Class B     18      54      94      184
    Class C     18      54      94      204
    Class Y      7      21      37       82
----------------------------------------------

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, each Portfolio's actual return will vary and may be greater or less than 5.00% THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTA-TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

 The following information has been audited by KPMG Peat Marwick LLP, indepen-dent auditors, whose report thereon appears in the Fund's annual report dated December 31, 1996. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:


EQUITY INCOME PORTFOLIO
CLASS A SHARES                        1996      1995      1994(1)    1993      1992      1991
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR    $14.59    $12.18    $13.31     $12.48    $12.51    $10.54
------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income                  0.36      0.39      0.43       0.46      0.50      0.56
 Net realized and unrealized gain
  (loss)                                1.99      3.59     (1.00)      1.56      0.38      2.19
------------------------------------------------------------------------------------------------
Total Income (Loss) from
 Operations                             2.35      3.98     (0.57)      2.02      0.88      2.75
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                 (0.36)    (0.39)    (0.42)     (0.46)    (0.51)    (0.73)
 Net realized gains (2)                (1.79)    (1.18)    (0.14)     (0.73)    (0.40)    (0.05)
------------------------------------------------------------------------------------------------
Total Distributions                    (2.15)    (1.57)    (0.56)     (1.19)    (0.91)    (0.78)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR          $14.79    $14.59    $12.18     $13.31    $12.48    $12.51
------------------------------------------------------------------------------------------------
TOTAL RETURN (P)                       16.06%    33.05%    (4.31)%    16.38%     7.23%    26.57%
------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)      $645,935  $617,431  $544,572   $627,870  $573,085  $583,686
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                               0.95%     1.02%     0.96%      0.91%     0.92%     0.84%
 Net investment income                  2.28      2.78      3.31       3.42      3.97      4.80
------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                   49%       51%       27%        46%       39%       45%
------------------------------------------------------------------------------------------------
AVERAGE COMMISSION PER SHARE PAID
 ON EQUITY TRANSACTIONS(3)             $0.06     $0.06       --         --        --        --

-------------------------------------------------------------------------------
CLASS A SHARES (CONTINUED)              1990       1989      1988      1987
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 YEAR                                   $12.69     $11.00    $10.05    $11.40
-------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income                    0.67       0.70      0.61      0.71
 Net realized and unrealized gain
  (loss)                                 (1.87)      2.00      1.14     (0.93)
-------------------------------------------------------------------------------
Total Income (Loss) from
 Operations                              (1.20)      2.70      1.75     (0.22)
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (0.70)     (0.70)    (0.63)    (0.50)
 Net realized gains (2)                  (0.25)     (0.31)    (0.17)    (0.63)
-------------------------------------------------------------------------------
Total Distributions                      (0.95)     (1.01)    (0.80)    (1.13)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR            $10.54     $12.69    $11.00    $10.05
-------------------------------------------------------------------------------
TOTAL RETURN (P)                         (9.46)%    25.11%    17.67%    (2.83)%
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)        $513,586   $589,952  $517,948  $546,974
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                 0.45%      0.44%     0.49%     0.45%
 Net investment income                    5.69       5.65      5.58      5.90
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                     48%        38%       26%       51%
-------------------------------------------------------------------------------

(1) On October 10, 1994, former Class C shares were exchanged into Class A shares and therefore Class C share activity for the period from January 1, 1994 through October 9, 1994 is included with Class A Share activity.
(2)Net short term gains, if any, are included and reported as ordinary income for income tax purposes.

(3)As of September 1995, the SEC instituted new guidelines requiring the disclosure of the average commissions per share.
 (P) Total returns do not reflect any sales charges.

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:


EQUITY INCOME PORTFOLIO
CLASS B SHARES            1996     1995    1994(1)
---------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR        $14.54   $12.15   $12.54
---------------------------------------------------------------------------------
INCOME (LOSS) FROM
 OPERATIONS:
 Net investment income      0.25     0.24     0.03
 Net realized and
  unrealized gains
  (loss)                    1.98     3.62    (0.19)
---------------------------------------------------------------------------------
Total Income (Loss)
 from Operations            2.23     3.86    (0.16)
---------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 FROM:
 Net investment income     (0.24)   (0.29)   (0.09)
 Net realized gains (2)    (1.79)   (1.18)   (0.14)
---------------------------------------------------------------------------------
Total Distributions        (2.03)   (1.47)   (0.23)
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR                     $14.74   $14.54   $12.15
---------------------------------------------------------------------------------
TOTAL RETURN (P)           15.22%   32.07%   (1.28)%++
---------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)                  $14,883   $6,065     $354
---------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses                   1.71%    1.73%    1.59%+*
 Net investment income      1.55     1.83     2.11+
---------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE       49%      51%      27%
---------------------------------------------------------------------------------
AVERAGE COMMISSION PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(3)           $0.06    $0.06      ---
---------------------------------------------------------------------------------
CLASS C SHARES            1996     1995    1994(4)       1993    1992(5)
---------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR        $14.57   $12.18   $13.30       $12.48    $12.87
---------------------------------------------------------------------------------
INCOME (LOSS) FROM
 OPERATIONS:
 Net investment income      0.24     0.27     0.31         0.38      0.17
 Net realized and
  unrealized
  gain (loss)               1.98     3.59    (0.95)        1.53     (0.10)
---------------------------------------------------------------------------------
Total Income (Loss)
 from Operations            2.22     3.86    (0.64)        1.91      0.07
---------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 FROM:
 Net investment income     (0.24)   (0.29)   (0.34)       (0.36)    (0.06)
 Net realized gains (2)    (1.79)   (1.18)   (0.14)       (0.73)    (0.40)
---------------------------------------------------------------------------------
Total Distributions        (2.03)   (1.47)   (0.48)       (1.09)    (0.46)
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR                     $14.76   $14.57   $12.18       $13.30    $12.48
---------------------------------------------------------------------------------
TOTAL RETURN (P)           15.15%   32.01%   (4.91)%      15.46%    (0.57)%++
---------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)                  $33,365  $29,758  $27,507      $15,408    $1,504
---------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses                   1.73%    1.79%    1.75%        1.65%     1.58%+
 Net investment income      1.50     2.00     2.49         2.59      1.80+
---------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE       49%      51%      27%          46%       39%
---------------------------------------------------------------------------------
AVERAGE COMMISSION PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(3)           $0.06    $0.06      --           --        --
---------------------------------------------------------------------------------

(1)For the period from November 7, 1994 (inception date) to December 31, 1994.
(2) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.

(3)As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

(4)On November 7, 1994 former Class B shares were renamed Class C shares.

(5) For the period from December 2, 1992 (inception date) to December 31, 1992.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.
 (P) Total returns do not reflect any sales charges.
 * Amount has been restated from the December 31, 1994 Annual Report.

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

EQUITY INCOME PORTFOLIO
CLASS Y SHARES                                                 1996(1)(2)
--------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                               $15.06
--------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income                                             0.36
 Net realized and unrealized gain                                  1.58
--------------------------------------------------------------------------
Total Income from Operations                                       1.94
--------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                                            (0.41)
 Net realized gains(3)                                            (1.79)
--------------------------------------------------------------------------
Total Distributions                                               (2.20)
--------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                     $14.80
--------------------------------------------------------------------------
TOTAL RETURN                                                      12.86%++
--------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)                                  $30,169
--------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                                          0.66%+
 Net investment income                                             3.02+
--------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                              49%
--------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID ON EQUITY TRANSACTIONS (4)     $0.06
--------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since the use of the undistributed income method did not accord with results of operations.

(2) For the period from February 6, 1996 (inception date) to December 31,
    1996.

(3) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.

(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
++Total return is not annualized, as it may not be representative of the total return for the year.

+ Annualized.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES


  The Portfolio seeks current income and long-term growth of income and capi-tal by investing primarily, but not exclusively, in common stocks.

  The Portfolio invests primarily in common stocks offering a current return from dividends and will also normally include some interest-paying debt obli-gations (such as U.S. Government Obligations, investment grade bonds and debentures) and high quality short-term debt obligations (such as commercial paper and repurchase agreements collateralized by U.S. Government securities with broker/dealers or other financial institutions, including the Fund's cus-todian). At least 65% of the Portfolio's assets will at times be invested in equity securities. The Portfolio may also purchase preferred stocks and con-vertible securities. Temporary defensive investments or a higher percentage of debt securities may be held when deemed advisable by the Manager. To the extent the Portfolio's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the Portfo-lio's investment objective. In the selection of common stock investments, emphasis is generally placed on issues with established dividend records as well as potential for price appreciation. From time to time, however, a por-tion of the assets may be invested in non-dividend paying stocks. The Portfo-lio may make investments in foreign securities, though management currently intends to limit such investments to 5% of the Portfolio's assets (including EDRs, CDRs and GDRs), and an additional 10% of its assets may be invested in sponsored American Depositary Receipts representing shares in foreign securi-ties that are traded in United States securities markets.

  The Portfolio's investment objective and policies, are non-fundamental and, as such, may be changed by the Board of Directors, provided such change is not prohibited by the investment restrictions (which are set forth in the State-ment of Additional Information) or applicable law, and any such change will first be disclosed in the then current prospectus.

The Portfolio may also invest in (I)
options (including swaps, collars, floors and caps) ; (ii) REITs;(iii) unseasoned issuers;( iv) investment companies; and borrow money on a temporary basis.



  PORTFOLIO TRANSACTIONS AND TURNOVER

  All orders for transactions in securities and options on behalf of the Port-folio are placed by the Manager with broker/dealers that the Manager selects, including Smith Barney and other affiliated brokers. Brokerage will be allo-cated to Smith Barney, to the extent and in the manner permitted by applicable law, provided that, in the judgment of the Board of Directors of the Fund, the commission, fee or other remuneration received or to be received by Smith Bar-ney (or any broker/dealer affiliate of Smith Barney that is also a member of a securities exchange) is reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securi-ties exchange during the same or comparable period of time. The Fund normally expects to allocate to Smith Barney between

50% and 60% of the Portfolio's transactions to be executed for such account on an agency basis. In all trades directed to Smith Barney, the Fund has been assured that its orders will be accorded priority over those received from Smith Barney for its own account or for any of its directors, officers or employees. The Fund will not deal with Smith Barney in any transaction in which Smith Barney acts as principal.

  Although it is anticipated that most investments of the Portfolio will be long-term in nature, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Manager believes that portfolio changes are appropriate. It is expected that the Port-folio's annual turnover rate will not exceed 100%. As the portfolio turnover rate increases, so will the Portfolio's brokerage and other transaction related expenses. Investors should realize that risk of loss is inherent in the owner-ship of any securities and that shares of the Portfolio will fluctuate with the market values of its securities.

VALUATION OF SHARES


  The Portfolio's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Portfolio's net assets attributable to each Class by the total number of shares of the Class outstanding.

  Securities that are listed or traded on a securities exchange are valued at the last sale price on the principal exchange on which they are listed and securities trading on the NASDAQ System are valued at the last sale price reported as of the close of the NYSE. If no last sale is reported, the forego-ing securities and over-the-counter securities other than those traded on the NASDAQ System are valued at the mean between the last reported bid and asked prices. Debt obligations are valued at the mean between the bid and asked quo-tations for those securities or if no quotations are available, then for secu-rities of similar type, yield and maturity. Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less are valued at amortized cost when the Board of Directors has determined that amortized cost equals fair value, unless mar-ket conditions dictate otherwise. Other investments of the Portfolio, if any, including restricted securities, are valued at a fair value determined by the Board of Directors in good faith.

DIVIDENDS, DISTRIBUTIONS AND TAXES


  DIVIDENDS AND DISTRIBUTIONS

  The Fund declares quarterly income dividends on shares of the Portfolio and makes annual distributions of capital gains, if any, on such shares.

  If a shareholder does not otherwise instruct, dividends and capital gain dis-tributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC.

  Income dividends and capital gain distributions that are invested are cred-ited to shareholders' accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying his or her Smith Barney Financial Consultant. Accounts held directly by First Data should notify First Data in writing at least five business days prior to the payment date to permit the change to be entered in the shareholder's account.

  The per share dividends on Class B and Class C shares of the Portfolio may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Portfolio may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

  TAXES

  The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Code to be relieved of federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders. To qualify, the Portfolio must meet certain tests, including dis-tributing at least 90% of its investment company taxable income, and deriving less than 30% of its gross income from the sale or other disposition of certain investments held for less than three months.

  Dividends from net investment income and distributions of realized short-term capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the same Portfolio, are taxable to sharehold-ers of the Portfolio as ordinary income. The Portfolio's dividends will not qualify for the dividends received deduction for corporations. Dividends and distributions declared by the Portfolio may also be subject to state and local taxes. Distributions out of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to share-holders as long-term capital gains. Information as to the tax status of divi-dends paid or deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but not later than January 31.

PURCHASE OF SHARES


  GENERAL

  The Portfolio offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $5,000,000 (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). The Portfolio also offers a fifth class of shares: Class Z shares, which are offered without a sales charge, CDSC, service fee or distribution fee, exclusively to tax-exempt employee benefit and retirement plans of Smith Barney and its affiliates. Investors meeting these criteria who are interested in acquiring Class Z shares should contact a Smith Barney Financial Consultant for a Class Z Pro-spectus. See "Prospectus Summary -- Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to pur-chase.

  Purchases of Portfolio shares must be made through a brokerage account main tained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through First Data. When purchasing shares of the Portfolio, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. Smith Barney and other broker/dealers may charge their cus-tomers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

  Investors in Class A, Class B and Class C shares may open an account by mak-ing an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan in the Portfolio. Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Sub-sequent investments of at least $50 may be made for all Classes. For partici-pants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes in the Portfolio is $25. For shareholders purchasing shares of the Portfolio through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subse-quent investment requirement for all Classes is $25. For shareholders purchas-ing shares of the Portfolio through the Systematic Investment Plan on a quar-terly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certifi-cates are issued only upon a shareholder's written request to First Data.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day a Portfolio calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day a Portfolio calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Introducing Brokers, purchasing through Smith Barney, payment for Portfolio shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial insti-tution indicated by the shareholder to provide systematic additions to the shareholder's Portfolio account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

  The sales charges applicable to purchases of Class A shares of each Portfolio are as follows:

                                  SALES CHARGE
                         ------------------------------
                                                             DEALERS'
                              % OF           % OF       REALLOWANCE AS % OF
  AMOUNT OF INVESTMENT   OFFERING PRICE AMOUNT INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
  Less than $25,000           5.00%          5.26%             4.50%
  $ 25,000 -  49,999          4.00           4.17              3.60
   50,000 -  99,999           3.50           3.63              3.15
   100,000 - 249,999          3.00           3.09              2.70
   250,000 - 499,999          2.00           2.04              1.80
   500,000   and over          *               *                 *
---------------------------------------------------------------------------

* Purchases of Class A shares of $500,000 or more, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

  The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Portfolio made at one time by "any person," which includes an individual, and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such per-sons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect with the combination of such company with the Portfolio by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Con-sultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in a Portfolio (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the Portfolio, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travel-ers; and (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (h) purchases by investors participating in a Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient infor-mation at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION

  Class A shares of a Portfolio may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Portfolio and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modifica-tion or discontinuance at any time with respect to all shares purchased there-after.

 GROUP PURCHASES

  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership- sanctioned plan meeting certain require-ments. One such requirement is that the plan must be open to specified part-ners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code. Smith Bar-ney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An indi-vidual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Portfolio shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Portfolio and the members, and must agree to include sales and other materials related to the Portfolio in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to pur-chase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

  LETTER OF INTENT

  Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of each Portfolio and other funds of the Smith Barney Mutual Funds offered with a sales charge over a 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the Portfo-lio and agree to purchase a total of $5,000,000 of Class Y shares of the same Portfolio within six months from the date of the Letter. If a total investment of $5,000,000 is not made within the six-month period, all Class Y shares pur-chased to date will be transferred to Class A shares, where they will be sub-ject to all fees (including a service fee of 0.25%) and expenses applicable to the Portfolio's Class A shares, which may include a CDSC of 1.00%. Please con-tact a Smith Barney Financial Consultant or First Data for further information.

  DEFERRED SALES CHARGE ALTERNATIVES

  CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in a Portfolio. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class C shares; and (c) Class A shares that were purchased without an initial sales charge but subject to CDSC.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Portfolio assets; (b) reinvestment of dividends or capital gain distribu-tions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of purchases by Participating Plans, as described below. See "Purchase of Shares -- Smith Barney 401(k) and ExecChoice(TM) Programs."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
    -----------------------------
      First                 5.00%
      Second                4.00
      Third                 3.00
      Fourth                2.00
      Fifth                 1.00
      Sixth                 0.00
      Seventh               0.00
      Eighth                0.00
    -----------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such pro-portion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See "Prospectus Summary -- Alternative Purchase Arrangements --
 Class B Shares Conversion Feature."

  In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distribu-tions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Portfolio shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

  WAIVERS OF CDSC

  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan com-mences (see "Automatic Cash Withdrawal Plan") (provided, however, that auto-matic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Portfolio with any investment company by merger, acquisition of assets or oth-erwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

  SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

  Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice (TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating ("Participating Plans") in these Programs.

  The Portfolio offers to Participating Plans Class A and Class C shares as investment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Pro-grams. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or contingent deferred sales charge ("CDSC"). Once a Par-ticipating Plan has made an initial investment in the Portfolio, all of its subsequent investments in the Portfolio must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of the Portfolio are offered without any ini-tial sales charge or CDSC to any Participating Plan that purchases from $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

  Class C Shares. Class C shares of the Portfolio are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of one or more funds of the Smith Barney Mutual Funds.

  401(k) and ExecChoice(TM) Plans On or After June 21, 1996. At the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, it will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio. (For Participating Plans that were orig-inally established through a Smith Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

  401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

  Any Participating Plan in the Smith Barney 401(k) or ExecChoice(TM) Program, whether opened before or after June 21, 1996 that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) or ExecChoice Programs. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the Portfolio but instead may acquire Class A shares of the Portfolio. Any Class C shares not converted will continue to be subject to the distribution fee.

  Participating Plans wishing to acquire shares of the Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from First Data. For further information regarding the these Programs, investors should contact a Smith Barney Financial Consultant.

  Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Smith Barney Mutual Funds are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Participating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

  At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, it will be offered the opportunity to exchange all of its Class B shares for Class A shares of a Fund. Such Partici-pating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of a Fund but instead may acquire Class A shares of the Portfolio. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares--Deferred Sales Charge Alterna-tives".

  No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made dur-ing the preceding eight years. Whether or not the CDSC applies to the redemp-tion by a Participating Plan depends on the number of years since the Partici-pating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years sine those shareholders made the purchase pay-ment from which the amount is being redeemed.

  The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the retirement of an employee in the Participating Plan; (b) the termina-tion of employment of an employee in the Participating Plan; (c) the death or disability of any employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemp-tions of shares in connection with a loan made by the Participating Plan to an employee.

EXCHANGE PRIVILEGE

  Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to min-imum investment requirements and all shares are subject to the other require-ments of the fund into which exchanges are made.

 FUND NAME

 Growth Funds
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.
    Smith Barney Growth Opportunity Fund
    Smith Barney Managed Growth Fund
    Smith Barney Natural Resources Fund Inc.
    Smith Barney Special Equities Fund

 Growth and Income Funds

    Concert Social Awareness Fund
    Smith Barney Convertible Fund
    Smith Barney Growth and Income Fund
    Smith Barney Premium Total Return Fund

    Smith Barney Utilities Fund

 Taxable Fixed-Income Funds
   **Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund

  +++Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities
  Portfolio
    Smith Barney Funds, Inc. -- U.S. Government Securities Portfolio Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.

 Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
    *Smith Barney Intermediate Maturity California Municipals Fund *Smith Barney Intermediate Maturity New York Municipals Fund

    Smith Barney Managed Municipals Fund Inc.

    Smith Barney Massachusetts Municipals Fund
    Smith Barney Muni Funds -- Florida Portfolio
    Smith Barney Muni Funds -- Georgia Portfolio
    *Smith Barney Muni Funds -- Limited Term Portfolio
    Smith Barney Muni Funds -- National Portfolio
    Smith Barney Muni Funds -- New York Portfolio
    Smith Barney Muni Funds -- Ohio Portfolio
    Smith Barney Muni Funds -- Pennsylvania Portfolio
    Smith Barney New Jersey Muncipals Fund Inc.
    Smith Barney Oregon Municipals Fund
    Smith Barney Tax-Exempt Income Fund

 International Funds
    Smith Barney World Funds, Inc. -- Emerging Markets Portfolio
    Smith Barney World Funds, Inc. -- European Portfolio
    Smith Barney World Funds, Inc. -- Global Government Bond Portfolio Smith Barney World Funds, Inc. -- International Balanced Portfolio Smith Barney World Funds, Inc. -- International Equity Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio

 Smith Barney Concert Allocation Series Inc.

    Smith Barney Concert Allocation Series Inc. -- Balanced Portfolio

    Smith Barney Concert Allocation Series Inc. -- Conservative Portfolio

    Smith Barney Concert Allocation Series Inc. -- Growth Portfolio

    Smith Barney Concert Allocation Series Inc. -- High Growth Portfolio


    Smith Barney Concert Allocation Series Inc. -- Income Portfolio

 Money Market Funds
    +Smith Barney Exchange Reserve Fund
   ++Smith Barney Money Funds, Inc. -- Cash Portfolio
   ++Smith Barney Money Funds, Inc. -- Government Portfolio
  ***Smith Barney Money Funds, Inc. -- Retirement Portfolio
  +++Smith Barney Municipal Money Market Fund, Inc.
  +++Smith Barney Muni Funds -- California Money Market Portfolio
  +++Smith Barney Muni Funds -- New York Money Market Portfolio.
-------------------------------------------------------------------------------
  * Available for exchange with Class A, Class C and Class Y shares of the Portfolio.

 ** Available for exchange with Class A, and Class B shares of the Portfolio.
    In addition, shareholders who own Class C shares of the Portfolio through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
*** Available for exchange with Class A shares of the Portfolio.
  + Available for exchange with Class B and Class C shares of the Portfolio.

 ++ Available for exchange with Class A and Class Y shares of the Portfolio.
    In addition, Participating Plans prior to June 21, 1996 and investing in Class C shares may exchange Portfolio shares for Class C shares of this fund.
+++ Available for exchange with Class A and Class Y shares of each Portfolio.

  Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by a Portfolio, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Portfolio that have been exchanged.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Portfolio that have been exchanged.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Port-folio who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposi-tion of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Portfolio's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Portfolio's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Portfolio or (b) remain invested in the Portfolio or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Re-demption of Shares -- Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Portfolio reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to share- holders.

REDEMPTION OF SHARES


  The Fund is required to redeem the shares of the Portfolio tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the Investment Company Act of 1940, as amended (the "1940 Act") in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will bene-fit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Finan-cial Consultant, Introducing Broker or dealer in the selling group or by sub-mitting a written request for redemption to:

  Smith Barney Funds, Inc./(Equity Income Portfolio)
  Class A, B, C or Y (please specify)
  c/o First Data Investor Services Group, Inc.

  P.O. Box 5128

  Westborough, Massachusetts 01581-5128

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a written redemption request in excess of $2,000 or share certificate stock power must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Fed-eral Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corpo-rations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Portfolio offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the share-holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of a Portfolio. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.
  TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

  Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Portfolio shares by telephone. To determine if a share-holder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a sig-nature guarantee, that will be provided by First Data upon request. (Alterna-tively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her ini-tial investment in the Porttfolio.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Portfolio's shares, may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or
(ii) for which certificates have been issued are not permitted under this pro-gram.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.

  Additional Information regarding Telephone Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in a Portfolio if the aggregate net asset value of the shares held in that Portfolio account is less than $500. (If a shareholder has more than one account in a Portfolio, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE



  From time to time the Portfolio may include its total return, average annual total return, yield and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class C and Class Y shares of each Portfolio. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and rein-vestment of all income dividends and capital gain distributions on the rein-vestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the ini-tial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which pro-vides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Portfolio calculates current dividend return for each of its Classes by dividing the current dividend by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. Each Class' current dividend return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating cur-rent dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Portfolio may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

MANAGEMENT OF THE FUND


  BOARD OF DIRECTORS

  Overall responsibility for management and supervision of the Portfolio rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and the Portfolio, including agreements with the Fund's distributor, investment manag-er, custodian and transfer agent. The day-to-day operations of the Portfolio are delegated to the Manager. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.

  MANAGER

  Smith Barney Mutual Funds Management Inc. (the "Manager") manages the day-to-day operations of the Portfolio pursuant to a management agreement entered into by the Fund on behalf of the Portfolio under which the Manager offers the Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects and affairs of the Portfolio and furnishes the Portfolio with bookkeeping, account-ing and administrative services, office space and equipment, and the services of the officers and employees of the Fund. By written agreement the Research and other departments and staff of Smith Barney will furnish the Manager with information, advice and assistance and will be available for consultation on the Portfolios, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barney's services are paid for by the Manager on the basis of direct and indirect costs to Smith Barney of performing such services; there is no charge to the Fund for such services.

  For the Portfolio's last fiscal year the management fee was 0.58% of the Portfolio's average net assets. Total operating expenses of the Portfolio were 0.95%, 1.71%, 1.73% and 0.66% of average net assets for Class A, Class B, Class C and Class Y shares, respectively.

  The Manager was incorporated on March 12, 1968 under the laws of Delaware. As of January 31, 1997 the Manager had aggregate assets under management in excess of $80 billion. The Manager, Smith Barney and Holdings are each located at 388 Greenwich Street, New York, New York 10013. The term "Smith Barney" in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.

 PORTFOLIO MANAGEMENT

  Bruce D. Sargent, a Vice President and Director of the Manager, is also a Vice President and Director of Smith Barney Funds, Inc. and the portfolio man-ager of the Portfolio. Mr. Sargent co-manages the day to day operations of the Portfolio and has been involved in equity investing for over 25 years.

  Ayako Weissman, Managing Director of Smith Barney, serves as co-manager of the Portfolio. Ms. Weissman has been involved in equity investing for Smith Barney for over 8 years.

  Management's discussion and analysis, and additional performance information regarding each Portfolio during the fiscal year ended December 31, 1996 is included in the Annual Report dated December 31, 1996. A copy of the Annual

Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

DISTRIBUTOR


  Smith Barney distributes shares of the Portfolio as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Portfolio under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a serv-ice fee with respect to Class A, Class B and Class C shares of the Portfolio at the annual rate of 0.25% of the average daily net assets attributable to these Classes. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.75% of the average daily net assets attributable to these Classes. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who pro-vide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney asso-ciated with the sale of Portfolio shares, including lease, utility, communica-tions and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan with respect to Class B and Class C shares are not tied exclusively to the distribution and shareholder services expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Directors will evaluate the appropriate-ness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


  The Fund, an open-end, diversified investment company, was incorporated in Maryland on December 2, 1966. The Fund has an authorized capital of 2,000,000,000 shares with a par value of $.01 per share. The Board of Direc-tors has authorized the issuance of fifteen series of shares, each represent-ing shares in one of fifteen separate Portfolios and may authorize the issu-ance of additional series of shares in the future. The assets of each Portfo-lio are segregated and separately managed and a shareholder's interest is in the assets of the Portfolio in which he or she holds shares. Class A, Class B, Class C, Class Y and Class Z (where available) shares of a Portfolio represent interests in the assets of that Portfolio and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertain to a particular Class. As described under "Voting" in the Statement of Addi-tional Information, the Fund ordinarily will not hold shareholder meetings; however, shareholders have the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove directors, and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. Shares do not have cumulative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.

  PNC Bank, National Association, located at 17th and Chestnut Streets, Phila-delphia, Pennsylvania 19103 serves as custodian of the Portfolio's invest-ments.

  First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a house-hold having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this con-solidation to apply to their account should contact their Smith Barney Finan-cial Consultant or the Fund's transfer agent.

APPENDIX


  U.S. GOVERNMENT OBLIGATIONS

  In addition to Government National Mortgage Association ("GNMA") securities and direct obligations of the U.S. Treasury (such as Treasury Bills, Notes and Bonds), U.S. Government Obligations in which the Fund may invest include: (1) obligations of, or issued by, Banks for Cooperatives, Federal Land Banks, Fed-eral Intermediate Credit Banks, Federal Home Loan Banks, the Federal Home Loan Bank Board, or the Student Loan Marketing Association; (2) other securities fully guaranteed as to principal and interest by the United States of America;
(3) other obligations of, or issued by, or fully guaranteed as to principal and interest by the Federal National Mortgage Association or any agency of the United States; and (4) obligations currently or previously sold by the Federal Home Loan Mortgage Corporation.

  FOREIGN INVESTMENTS

  The Portfolio will ordinarily purchase foreign securities that are traded in the United States or purchase American Depositary Receipts, which are certifi-cates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank. However, the Portfolio may purchase the securities of foreign issuers directly in foreign markets. Foreign securities may involve a high degree of risk. Foreign securi-ties usually are denominated in foreign currencies, which means their value will be affected by changes in exchange rates between other currencies and the U.S. dollar as well as the other factors that affect securities prices. Foreign companies may not be subject to accounting standards or governmental supervi-sion comparable to U.S. companies, and there may be less publicly available information about their operations. There is generally less governmental regu-lation of foreign securities markets, and security trading practices abroad may offer less protection to investors such as the Portfolio. Foreign securities can also be affected by political or financial instability abroad, and may be less liquid or more volatile than domestic investments.

  SECURITIES LENDING

  The Portfolio may seek to increase its net investment income by lending its securities to unaffiliated brokers, dealers and other financial institutions, provided such loans are callable at any time and are continuously secured by cash or U.S. Government securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending portfolio securities consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Manage-ment will limit such lending to not more than twenty percent of the value of the Portfolio's total assets.

  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

  The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when secu-rities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advanta-geous price and yield to the Portfolio at the time of entering into the trans-action. The Fund's Custodian will maintain, in a segregated account of the Portfolio, cash, debt securities of any grade or equity securities, having a value equal to or greater than the Portfolio's purchase commitments, provided such securities have been determined by the Manager to be liquid and unencum-bered, and are marked to market daily, pursuant to guidelines established by the Directors; the Custodian will likewise segregate securities sold on a delayed basis.

  REPURCHASE AGREEMENTS

  The Portfolio may on occasion enter into repurchase agreements, wherein the seller agrees to repurchase a security from the Portfolio at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price, which reflects the agreed-upon rate of return for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the Portfolio may be delayed or limited or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liqui-dating the collateral. The Portfolio will only enter into repurchase agree-ments with broker/dealers or other financial institutions that are deemed creditworthy by the Manager under guidelines approved by the Board of Direc-tors. It is the policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment together with any other illiquid assets held by the Portfolio amount to more than 15% of the Portfo-lio's total assets.

                                                                    SMITH BARNEY
                                               ---------------------------------

                                               A Member of TravelersGroup [LOGO]









                                                        SMITH BARNEY FUNDS, INC.
                                                                   EQUITY INCOME
                                                                       PORTFOLIO

                                                            388 Greenwich Street
                                                        New York, New York 10013

                                                               FD 2320 4/97

P R O S P E C T U S




                                                        SMITH BARNEY FUNDS, INC.

                                                                  Equity Income
                                                                      Portfolio
                                                            Class Z Shares Only

                                                             APRIL 30, 1997
                                                   PROSPECTUS BEGINS ON PAGE ONE




[LOGO] SMITH BARNEY MUTUAL FUNDS
       Investing for your future.
       Every day.

PROSPECTUS
                                                            April 30, 1997

Smith Barney Funds, Inc.

Equity Income Portfolio
388 Greenwich Street
New York, New York 10013

(800) 451-2010

  The Equity Income Portfolio is one of four investment portfolios that cur-rently comprise Smith Barney Funds, Inc. (the "Fund"). The Equity Income Port-folio seeks current income and long-term growth of income and capital. It invests primarily, but not exclusively, in common stocks.

  This Prospectus sets forth concisely certain information about the Fund and the Portfolio, including expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Pro-spectus carefully and retain it for future reference.

  The Class Z shares described in this Prospectus are currently offered exclu-sively for sale to tax-exempt employee benefit and retirement plans of Smith Barney Inc. ("Smith Barney") or any of its affiliates ("Qualified Plans").

  Additional information about the Portfolio is contained in a Statement of Additional Information dated April 30, 1997, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by con-tacting a Smith Barney Financial Consultant. The Statement of Additional Infor-mation has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS                                                          DATE

PORTFOLIO EXPENSES                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            4
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES    5
-------------------------------------------------
VALUATION OF SHARES                             6
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES              7
-------------------------------------------------
PURCHASE, EXCHANGE AND REDEMPTION OF SHARES     7
-------------------------------------------------
PERFORMANCE                                     8
-------------------------------------------------
MANAGEMENT OF THE FUND                          9
-------------------------------------------------
ADDITIONAL INFORMATION                         10
-------------------------------------------------
APPENDIX                                      A-1
-------------------------------------------------

--------------------------------------------------------------------------------
  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES                                                         DATE

 The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of Class Z shares of the Portfolio, based on operating expenses for Class Z shares for the fiscal year ended December 31, 1996.

  ANNUAL PORTFOLIO OPERATING EXPENSES
    (as a percentage of average net assets)
    Management fees                           0.58%
    Other expenses                            0.04
---------------------------------------------------
  TOTAL PORTFOLIO OPERATING EXPENSES    0.62%
---------------------------------------------------

  The nature of the services for which the Fund pays management fees is described under "Management of the Fund." "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Portfolio will bear directly or indi-rectly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase, Exchange and Redemp-tion of Shares" and "Management of the Fund."

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
 An investor would pay the following expenses
 on a $1,000 investment in Class Z shares of
 the Portfolio, assuming (1) a 5.00% annual
 return and (2) redemption at the end of each
 time period:                                     $6     $20     $35     $77

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Portfolio's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESEN-TATION OF FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

  The following information has been audited by KPMG Peat Marwick LLP, indepen-dent auditors, whose report thereon appears in the Fund's annual report dated December 31, 1996. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.

FOR A SHARE OF CLASS Z CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:


                              1996     1995    1994(1)
----------------------------------------------------------
  NET ASSET VALUE,
  BEGINNING OF YEAR           $14.61   $12.19   $12.54
----------------------------------------------------------
  INCOME (LOSS) FROM
  OPERATIONS:
   Net investment income        0.42     0.43     0.07
   Net realized and
   unrealized gain (loss)       1.99     3.59    (0.16)
----------------------------------------------------------
  Total Income (Loss) From
  Operations                    2.41     4.02    (0.09)
----------------------------------------------------------
  LESS DISTRIBUTIONS FROM:
   Net investment income       (0.41)   (0.42)   (0.12)
   Net realized gains(2)       (1.79)   (1.18)   (0.14)
----------------------------------------------------------
  Total Distributions          (2.20)   (1.60)   (0.26)
----------------------------------------------------------
  NET ASSET VALUE, END OF
  YEAR                        $14.82   $14.61   $12.19
----------------------------------------------------------
  TOTAL RETURN                 16.47%   33.41%   (0.73)%++
----------------------------------------------------------
  NET ASSETS, END OF YEAR
  (000S)                    $113,160  $98,661  $80,010
----------------------------------------------------------
  RATIOS TO AVERAGE NET
  ASSETS:
   Expenses                     0.62%    0.69%    0.42%+
   Net investment income        2.62     3.11     3.88+
----------------------------------------------------------
  PORTFOLIO TURNOVER RATE         49%      51%      27%
----------------------------------------------------------
  AVERAGE COMMISSIONS PER
  SHARE PAID ON
  EQUITY TRANSACTIONS(3)       $0.06    $0.06      --
----------------------------------------------------------

(1) For the period from November 7, 1994 (inception date) to December 31, 1994.
(2) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.

(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

  The Equity Income Portfolio (the "Portfolio") seeks current income and long-term growth of income and capital by investing primarily, but not exclusively, in common stocks. Of course, no assurance can be given that the Portfolio's objective will be achieved.

  The Portfolio invests primarily in common stocks offering a current return from dividends and will also normally include some interest-paying debt obli-gations (such as U.S. Government Obligations, investment grade bonds and debentures) and high quality short-term debt obligations (such as commercial paper and repurchase agreements collateralized by U.S. Government securities with broker/dealers or other financial institutions, including the Fund's cus-todian). At least 65% of the Portfolio's assets will at times be invested in equity securities. The Portfolio may also purchase preferred stocks and con-vertible securities. Temporary defensive investments or a higher percentage of debt securities may be held when deemed advisable by the Manager. To the extent the Portfolio's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the Portfo-lio's investment objective. In the selection of common stock investments, emphasis is generally placed on issues with established dividend records as well as potential for price appreciation. From time to time, however, a por-tion of the assets may be invested in non-dividend paying stocks. The Portfo-lio may make investments in foreign securities, though management currently intends to limit such investments to 5% of the Portfolio's assets (including EDRs, CDRs and GDRs), and an additional 10% of its assets may be invested in sponsored American Depositary Receipts representing shares in foreign securi-ties that are traded in United States securities markets.


The Portfolio may also invest in (I)
options (including swaps, collars, floors and caps) ; (ii) REITs;(iii) unseasoned issuers;( iv) investment companies; and borrow money on a temporary basis.


  The Portfolio's investment objective and policies, are non-fundamental and, as such, may be changed by the Board of Directors, provided such change is not prohibited by the investment restrictions (which are set forth in the State-ment of Additional Information) or applicable law, and any such change will first be disclosed in the then current prospectus.

 PORTFOLIO TRANSACTIONS AND TURNOVER

  All orders for transactions in securities and options on behalf of the Port-folio are placed by the Manager with broker/dealers that the Manager selects, including Smith Barney and other affiliated brokers. Brokerage will be allo-cated to Smith Barney, to the extent and in the manner permitted by applicable law, provided that, in the judgment of the Board of Directors of the Fund, the commission, fee or other remuneration received or to be received by Smith Bar-ney (or any broker/dealer affiliate of Smith Barney that is also a member of a securities exchange) is reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securi-ties exchange during the same or compara-ble period of time. The Fund normally expects to allocate to Smith Barney between 50% and 60% of the Portfolio's transactions to be executed for such account on an agency basis. In all trades directed to Smith Barney, the Fund has been assured that its orders will be accorded priority over those received from Smith Barney for its own account or for any of its directors, officers or employees. The Fund will not deal with Smith Barney in any transaction in which Smith Barney acts as principal.

  Although it is anticipated that most investments of the Portfolio will be long-term in nature, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Manager believes that portfolio changes are appropriate. It is expected that the Port-folio's annual turnover rate will not exceed 100%. As the portfolio turnover rate increases, so will the Portfolio's brokerage and other transaction related expenses. Investors should realize that risk of loss is inherent in the owner-ship of any securities and that shares of the Portfolio will fluctuate with the market values of its securities.

VALUATION OF SHARES


  The net asset value per share of Class Z shares is determined as of the close of regular trading on the New York Stock Exchange, Inc. ("NYSE") on each day that the NYSE is open, by dividing the value of the Portfolio's net assets attributable to Class Z by the total number of shares of the Class outstanding. The per share net asset value of the Class Z shares may be higher than those of other Classes because of lower expenses attributable to Class Z shares.

  Securities that are listed or traded on a securities exchange are valued at the last sale price on the principal exchange on which they are listed and securities trading on the NASDAQ System are valued at the last sale price reported as of the close of the NYSE. If no last sale is reported, the forego-ing securities and over-the-counter securities other than those traded on the NASDAQ System are valued at the mean between the last reported bid and asked prices. Debt obligations are valued at the mean between the bid and asked quo-tations for those securities or if no quotations are available, then for secu-rities of similar type, yield and maturity. Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less are valued at amortized cost when the Board of Directors has determined that amortized cost equals fair value, unless mar-ket conditions dictate otherwise. Other investments of the Portfolio, if any, including restricted securities, are valued at a fair value determined by the Board of Directors in good faith.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  The Fund declares quarterly income dividends on shares of the Equity Income Portfolio and makes annual distributions of capital gains, if any, on such shares.

  Unless a shareholder is eligible for qualified distributions and instructs that dividends and capital gain distributions on shares be paid in cash and credited to the shareholder's account, dividends and capital gain distributions will be reinvested automatically in additional shares of the Class at net asset value as of the close of business on the payment date, subject to no sales charge or CDSC.

 TAXES

  The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, to be relieved of Federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders. To qualify, the Portfolio must meet certain tests, including distributing at least 90% of its investment company taxable income, and deriving less than 30% of its gross income from the sale or other disposition of certain investments held for less than three months.

  Dividends from net investment income and distributions of realized short-term capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the Portfolio, are taxable to shareholders of the Portfolio as ordinary income. The Portfolio's dividends will not qualify for the dividends received deduction for corporations. Dividends and distribu-tions declared by the Portfolio may also be subject to state and local taxes. Distributions out of net long-term capital gains are taxable to shareholders as long-term capital gains. Information as to the tax status of dividends deemed paid in each calendar year will be mailed to shareholders as early in the suc-ceeding year as practical but not later than January 31. Shareholders should consult their plan document or tax advisers about the tax consequences associ-ated with participating in a Qualified Plan.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES


  Purchases of the Portfolio's Class Z shares must be made in accordance with the terms of a Qualified Plan. Purchases are effected at the net asset value next determined after a purchase order is received by Smith Barney (the "trade date"). Payment is due to Smith Barney on the third business day (the "settle-ment date") after the trade date. Investors who make payment prior to the set-tlement date may designate a temporary investment (such as a money market fund of the Smith Barney Mutual Funds) for such payment until settlement date. The Fund reserves the right to reject any purchase order and to suspend the offer-ing of shares for a period of time. There are no minimum investment require-ments for Class Z shares; however, the Fund reserves the right to vary this policy at any time.

  Purchase orders received by Smith Barney prior to the close of regular trad-ing on the NYSE on any day that the Portfolio calculates its net asset value, are priced according to the net asset value determined on that day. Orders received after the close of regular trading on the NYSE are priced as of the time that the net asset value per share is next determined. See "Valuation of Shares." Certificates for Portfolio shares are issued upon request to the Fund's transfer agent.

  Shareholders may redeem their shares on any day on which the Portfolio calcu-lates its net asset value. See "Valuation of Shares." Redemption requests received in proper form prior to the close of regular trading on the NYSE are priced at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Shareholders acquiring Class Z shares should consult the terms of their Qualified Plan for redemption provisions.

  Holders of Class Z shares should consult their Qualified Plans for informa-tion about available exchange options.

PERFORMANCE


  From time to time the Portfolio may include its total return, average annual total return, yield and current dividend return for Class Z shares in adver-tisements and/or other types of sales literature. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Portfolio calculates current dividend return for Class Z by dividing the current dividend by the net asset value on the last day of the period for which current dividend return is presented. The Portfo-lio's current dividend return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating cur-rent dividend return should be considered when comparing the Portfolio's cur-rent return to yields published for other investment companies and other investment vehicles.

The Portfolio may also include comparative performance information in advertis-ing or marketing Class Z shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

MANAGEMENT OF THE FUND


 BOARD OF DIRECTORS

  Overall responsibility for management and supervision of the Portfolio rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and the Portfolio, including agreements with the Fund's distributor, investment manag-er, custodian and transfer agent. The day-to-day operations of the Portfolio are delegated to the Portfolio's investment manager. The Statement of Addi-tional Information contains background information regarding each Director and executive officer of the Fund.

 MANAGER

  Smith Barney Mutual Funds Management Inc. (the "Manager") manages the day-to-day operations of the Portfolio pursuant to a management agreement entered into by the Fund on behalf of the Portfolio under which the Manager offers the Port-folio advice and assistance with respect to the acquisition, holding or dis-posal of securities and recommendations with respect to other aspects and affairs of the Portfolio and furnishes the Portfolio with bookkeeping, account-ing and administrative services, office space and equipment, and the services of the officers and employees of the Fund. By written agreement research and other departments and staff of Smith Barney will furnish the Manager with information, advice and assistance and will be available for consultation on the Fund's Portfolios, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barney's services are paid for by the Manager; there is no charge to the Fund for such services.

  For the Portfolio's last fiscal year the management fee was 0.58% of the Portfolio's average net assets. The management agreement provides that the Portfolio's management fee will be computed at the following annual rates:
0.60% of the first $500 million of the Portfolio's average daily net assets, 0.55% of the next $500 million of average daily net assets and 0.50% of average daily net assets over $1 billion. Total operating expenses were 0.62% of the Portfolio's average net assets for Class Z shares.

  The Manager, incorporated on March 12, 1968 under the laws of Delaware, is a wholly-owned subsidiary of Smith Barney Holdings Inc., the parent company of

Smith Barney. Smith Barney Holdings Inc. is a wholly-owned subsidiary of Trav-elers Group Inc. ("Travelers"), which is a financial services holding company engaged, through its subsidiaries, principally in four business segments:
Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. As of January 31, 1997, the Manager had aggregate assets under management in excess of $80 billion. The Manager, Smith Barney and Smith Barney Holdings Inc. are each located at 388 Greenwich Street, New York, New York 10013. The term "Smith Barney" in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.

 PORTFOLIO MANAGEMENT

  Bruce D. Sargent, a Vice President and Director of the Manager, is also a Vice President and Director of Smith Barney Funds, Inc. and the portfolio man-ager of the Portfolio. Mr. Sargent co-manages the day to day operations of the Portfolio and has been involved in equity investing for over 25 years.

  Ayako Weissman, Managing Director of Smith Barney, serves as co-manager of the Portfolio. Ms. Weissman has been involved in equity investing for Smith Barney for over 8 years.

  Management's discussion and analysis, and additional performance information regarding the Portfolio during the fiscal year ended December 31, 1996 is included in the Annual Report dated December 31, 1996. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

 DISTRIBUTOR

  Smith Barney is located at 388 Greenwich Street, New York, New York 10013, and serves as the Fund's distributor. Smith Barney is a wholly owned subsidi-ary of Travelers.

ADDITIONAL INFORMATION


  The Fund, an open-end, diversified investment company, was incorporated in Maryland on December 2, 1966. The Fund has an authorized capital of 2,000,000,000 shares with a par value of $.01 per share. The Board of Direc-tors has authorized the issuance of fifteen series of shares, each represent-ing shares in one of fifteen separate Portfolios and may authorize the issuance of additional series of shares in the future. The assets of each Portfolio are segregated and separately managed and a shareholder's interest is in the assets of the Portfolio in which he or she holds shares. Class A, Class B, Class C, Class Y and Class Z shares (where available) of a Portfolio represent interests in the assets of that Portfolio and have identical voting, dividend, liquida-tion and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to pro-visions of the Fund's Rule 12b-1 distribution plan which pertain to a particu-lar Class. As described under "Voting" in the Statement of Additional Informa-tion, the Fund ordinarily will not hold shareholder meetings; however, share-holders have the right to call a meeting upon a vote of 10% of the Fund's out-standing shares for the purpose of voting to remove directors and, as required by the Investment Company Act of 1940, the Fund will assist shareholders in calling such a meeting. Shares do not have cumulative voting rights or preemp-tive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.

  PNC Bank, National Association, located at 17th and Chestnut Streets, Phila-delphia, Pennsylvania 19103, serves as custodian of the Portfolio's invest-ments.

  First Data Investor Services Group, Inc. located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered.

APPENDIX

 U.S. GOVERNMENT OBLIGATIONS

  In addition to Government National Mortgage Association ("GNMA") securities and direct obligations of the U.S. Treasury (such as Treasury Bills, Notes and Bonds), U.S. Government Obligations in which the Fund may invest include: (1) obligations of, or issued by, Banks for Cooperatives, Federal Land Banks, Fed-eral Intermediate Credit Banks, Federal Home Loan Banks, the Federal Home Loan Bank Board, or the Student Loan Marketing Association; (2) other securities fully guaranteed as to principal and interest by the United States of America;
(3) other obligations of, or issued by, or fully guaranteed as to principal and interest by the Federal National Mortgage Association or any agency of the United States; and (4) obligations currently or previously sold by the Federal Home Loan Mortgage Corporation.

 FOREIGN INVESTMENTS

  The Portfolio will ordinarily purchase foreign securities that are traded in the United States or purchase American Depositary Receipts, which are certifi-cates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank. However, the Portfolio may purchase the securities of foreign issuers directly in foreign markets. Foreign securities may involve a high degree of risk. Foreign securi-ties usually are denominated in foreign currencies, which means their value will be affected by changes in exchange rates between other currencies and the U.S. dollar as well as the other factors that affect securities prices. Foreign companies may not be subject to accounting standards or governmental supervi-sion comparable to U.S. companies, and there may be less publicly available information about their operations. There is generally less governmental regu-lation of foreign securities markets, and security trading practices abroad may offer less protection to investors such as the Portfolios. Foreign securities can also be affected by political or financial instability abroad, and may be less liquid or more volatile than domestic investments.

 SECURITIES LENDING

  The Portfolio may seek to increase its net investment income by lending its securities to unaffiliated brokers, dealers and other financial institutions, provided such loans are callable at any time and are continuously secured by cash or U.S. Government securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending portfolio securities consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Manage-ment will limit such lending to not more than twenty percent of the value of the Portfolio's total assets.

 WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

  The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when secu-rities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advanta-geous price and yield to the Portfolio at the time of entering into the trans-action. The Fund's Custodian will maintain, in a segregated account of each Portfolio, cash, debt securities of any grade or equity securities, having a value equal to or greater than the Portfolio's purchase commitments, provided such securities have been determined by the Manager to be liquid and unencum-bered, and are marked to market daily, pursuant to guidelines established by the Directors; the Custodian will likewise segregate securities sold on a delayed basis.

 REPURCHASE AGREEMENTS

  The Portfolio may on occasion enter into repurchase agreements, wherein the seller agrees to repurchase a security from the Portfolio at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price, which reflects the agreed-upon rate of return for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the Portfolio may be delayed or limited or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liqui-dating the collateral. The Portfolio will only enter into repurchase agree-ments with broker/dealers or other financial institutions that are deemed creditworthy by the Manager under guidelines approved by the Board of Direc-tors. It is the policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment together with any other illiquid assets held by the Portfolio amount to more than 15% of the Portfo-lio's total assets.

                                               SMITH BARNEY
                                               ---------------------------------
                                               A Member of TravelersGroup [LOGO]








                                                                    SMITH BARNEY
                                                                     FUNDS, INC.
                                                                   EQUITY INCOME
                                                                       PORTFOLIO


                                                            388 Greenwich Street
                                                        New York, New York 10013

                                                               FD 0661 4/97
PROSPECTUS

                                                        SMITH BARNEY FUNDS, INC.

                                                                           U. S.
                                                                      Government
                                                                      Securities
                                                                       Portfolio


                                                                  APRIL 30, 1997


                                                   Prospectus begins on page one

[LOGO]    Smith Barney Mutual Funds
          Investing for your future.
          Every day.

--------------------------------------------------------------------------------
Prospectus                                                        April 30, 1997
--------------------------------------------------------------------------------

     Smith Barney Funds, Inc.
     U. S. Government Securities Portfolio
     388 Greenwich Street
     New York, New York 10013
     (800) 451-2010

     Smith Barney Funds, Inc. (the "Fund") is an investment company currently offering a choice of four different Portfolios. The U.S. Government Securities Portfolio (the "Portfolio") seeks high current income, liquidity and security of principal from a portfolio of U.S. Government Obligations.

     This Prospectus sets forth concisely certain information about the Fund and the Portfolio, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

     Additional information about the Portfolio is contained in a Statement of Additional Information dated April 30, 1997, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

Smith Barney Inc.
Distributor


Smith Barney Mutual Funds Management Inc.
Investment Manager


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------


Prospectus Summary                                                             3
--------------------------------------------------------------------------------
Financial Highlights                                                          10
--------------------------------------------------------------------------------
Investment Objective and Management Policies                    13
--------------------------------------------------------------------------------
Valuation of Shares                                                           16
--------------------------------------------------------------------------------
Dividends, Distributions and Taxes                                       17
--------------------------------------------------------------------------------
Purchase of Shares                                                            18
--------------------------------------------------------------------------------
Exchange Privilege                                                            28
--------------------------------------------------------------------------------
Redemption of Shares                                                          31
--------------------------------------------------------------------------------
Minimum Account Size                                                          34
--------------------------------------------------------------------------------
Performance                                                                  34
--------------------------------------------------------------------------------
Management of the Fund                                                  35
--------------------------------------------------------------------------------
Distributor                                                                   36
--------------------------------------------------------------------------------
Additional Information                                                    37
--------------------------------------------------------------------------------
Appendix                                                                     A-1
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
       No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Prospectus Summary
--------------------------------------------------------------------------------

     The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospectus. See "Table of Contents."


INVESTMENT OBJECTIVE The Fund is an open-end, management investment company. The Portfolio seeks high current income, liquidity and security of principal from a portfolio of U.S. Government Obligations. See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Portfolio offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $5,000,000. In addition, a fifth Class, Class Z shares, which is offered pursuant to a separate prospectus, is offered exclusively to tax-exempt employee benefit and retirement plans of Smith Barney Inc. ("Smith Barney") and its affiliates. See "Purchase of Shares" and "Redemption of Shares."

     Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 4.50% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charges may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary-Reduced or No Initial Sales Charge."

     Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and by 1.00% each year thereafter to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.50% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.


     Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

Dividend Shares") will be converted at that time. See "Purchase of Shares-Deferred Sales Charge Alternatives."


     Class C Shares. Class C shares are sold at net asset value with no initial sales charge at the time of purchase. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.45% of the average daily net assets of the Class C shares. All Class C investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Portfolio shares, which when combined with current holdings of Class C shares of a Portfolio equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.


     Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees. Smith Barney Funds, Inc.

     In deciding which Class of Portfolio shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

     Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in a Portfolio. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because a Portfolio's future return cannot be predicted, however, there can be no assurance that this would be the case.

     Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks.


     Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Portfolio. In addition, Class A share purchases of

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------


$500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney listed under "Exchange Privilege." Class A share purchases also may be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

     Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.


     See "Purchase of Shares" and "Management of the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.


SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class C shares are available without sales charge as investment alternatives under both these programs. See "Purchase of Shares - Smith Barney 401(k) and ExecChoice(TM) Programs."

PURCHASE OF SHARES Shares may be purchased through a brokerage account maintained with Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). See "Purchase of Shares."


INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account for an initial

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------


investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes of shares is $25. The minimum investment requirements for purchases of portfolio shares through the Systematic Investment Plan are described below. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Portfolio offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Portfolio shares. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."


REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Redemption of Shares."


MANAGEMENT OF THE PORTFOLIO Smith Barney Mutual Funds Management Inc. (the "Manager") serves as the Portfolio's investment manager. The Manager is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."


VALUATION OF SHARES Net asset value of the Portfolio for the prior day generally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See "Valuation of Shares."


DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are paid monthly on shares of the Portfolio. Distributions of net realized capital gains, if any, are paid annually. See "Dividends, Distributions and Taxes."

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."


RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Portfolio's investment objective will be achieved. The value of the Portfolio's investments, and thus the net asset value of the Portfolio's shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Portfolio invests. See "Investment Objective and Management Policies."

THE PORTFOLIO'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Portfolio, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Portfolio's operating expenses for its most recent fiscal year:



U.S. Government Securities Portfolio               Class A      Class B     Class C     Class Y
-----------------------------------------------------------------------------------------------
Shareholder Transaction Expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)            4.50%        None        None        None
-----------------------------------------------------------------------------------------------
      Maximum CDSC
      (as a percentage of original cost
      or redemption proceeds, whichever
      is lower)                                      None*        4.50%       1.00%       None
-----------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
      (as a percentage of average net assets)
      Management fees                                0.45%        0.45%       0.45%       0.45%
      12b-1 fees**                                   0.25         0.75        0.70        None
      Other expenses                                 0.09         0.08        0.11        0.05
-----------------------------------------------------------------------------------------------
TOTAL FUND OPERATING EXPENSES             0.79%     1.28%       1.26%       0.50%
===============================================================================================

* Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.


** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------


     Class A shares of the Portfolio purchased through Smith Barney AssetOne Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

      The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Portfolio shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) and ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of Shares."

     Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives with respect to Class B shares an annual 12b-1 fee of 0.75% of the value of average daily net assets of that Class, consisting of a 0.50% distribution fee and a 0.25% service fee. For Class C shares, Smith Barney also receives an annual 12b-1 fee of 0.70% of the value of average daily net assets of this Class, consisting of a 0.45% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------


EXAMPLE The following example is intended to assist an investor in understanding the various costs that an investor in the Portfolio will bear directly or indirectly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."

U.S. Government Securities Portfolio       1 year   3 years   5 years  10 years*
--------------------------------------------------------------------------------
An investor would pay the following
expenses on a $1,000 investment, assuming
(1) 5.00% annual return and (2) redemption at the end of each time period:

      Class A                                 $53     $69       $87     $138
      Class B                                  58      71         80      141
      Class C                                  23      40         69       152
      Class Y                                   5      16         28       63

An investor would pay the following
expenses on the same investment, assuming
the same annual return and no redemption:
      Class A                                  53      69        87       138
      Class B                                  13      41         70       141
      Class C                                  13      40         69       152
      Class Y                                   5      16         28       63
--------------------------------------------------------------------------------


* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.


     The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Portfolio's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


     The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's annual report dated December 31, 1996. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.

For a share of each Class of capital stock outstanding throughout each year:


U.S. Government Securities Portfolio


Class A Shares                       1996            1995            1994             1993            1992            1991
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Year                           $  13.59        $  12.50        $  13.66         $  13.87        $  14.10        $  13.22
-----------------------------------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income                0.84            0.92            0.91             0.98            1.06            1.26
  Net realized and
    unrealized gain (loss)            (0.33)           1.09           (1.11)           (0.10)          (0.13)           0.80
-----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) from
 Operations                            0.51            2.01           (0.20)            0.88            0.93            2.06
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income               (0.86)          (0.92)          (0.91)           (0.98)          (1.08)          (1.13)
  Net realized gains (1)               --              --             (0.05)           (0.11)          (0.08)          (0.05)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                   (0.86)          (0.92)          (0.96)           (1.09)          (1.16)          (1.18)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Year                       $  13.24        $  13.59        $  12.50         $  13.66        $  13.87        $  14.10
-----------------------------------------------------------------------------------------------------------------------------
Total Return(P)                        3.97%          16.52%          (1.48)%           6.40%           6.85%          16.29%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (000s)                            $311,875        $384,534        $358,045         $468,278        $459,380        $394,412
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                             0.79%**           0.79%           0.76%*           0.49%           0.50%           0.44%
  Net investment income                6.34            6.82            6.83             7.00            7.65            8.31
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                 265%          57%          40%           57%          26%           9%
=============================================================================================================================


(1) Represents distributions from paydown gains which are reported as ordinary income for tax purposes.

(P)  Total returns do not reflect any sales charges.

*    Amount has been restated from the December 31, 1994 Annual Report.
**    Amount has been restated from the December 31, 1996 Annual Report.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

U.S. Government Securities Portfolio


Class A Shares (continued)                       1990            1989            1988              1987
==========================================================================================================
Net Asset Value, Beginning of Year             $  13.17        $  12.56        $  12.68          $  13.89
----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                            1.15            1.19            1.20              1.23
  Net realized and unrealized gain (loss)          0.08            0.63           (0.12)            (0.89)
----------------------------------------------------------------------------------------------------------
Total Income from Operations                       1.23            1.82            1.08              0.34
----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (1.18)          (1.21)          (1.20)            (1.31)
  Net realized gains (1)                           --              --              --               (0.24)
----------------------------------------------------------------------------------------------------------
Total Distributions                               (1.18)          (1.21)          (1.20)            (1.55)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $  13.22        $  13.17        $  12.56          $  12.68
----------------------------------------------------------------------------------------------------------
Total Return(P)                                    9.95%          15.11%           8.72%             2.67%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $335,447        $329,186        $328,446          $370,783
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         0.41%           0.41%           0.42%             0.36%
  Net investment income                            8.87            9.19            9.25              9.43
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           6%          23%           2%           108%
==========================================================================================================

Class B Shares                                   1996            1995           1994(2)
==========================================================================================================
Net Asset Value, Beginning of Year             $  13.61        $  12.51        $  12.47
----------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                            0.77            0.80            0.08
  Net realized and unrealized gain                (0.33)           1.16            0.17
----------------------------------------------------------------------------------------------------------
Total Income from Operations                       0.44            1.96            0.25
----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.79)          (0.86)          (0.21)
----------------------------------------------------------------------------------------------------------
Total Distributions                               (0.79)          (0.86)          (0.21)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $  13.26        $  13.61        $  12.51
----------------------------------------------------------------------------------------------------------
Total Return(P)                                    3.44%          16.03%           2.04%++
----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $ 11,212        $ 11,116        $  1,529
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         1.28%**           1.28%           1.21%+*
  Net investment income                            5.85            6.16            6.94+
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             265%          57%            40%
==========================================================================================================


(1) Represents distributions from paydown gains which are reported as ordinary income for tax purposes.

(2)  For the period from November 7, 1994 (inception date) to December 31, 1994.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

(P)  Total returns do not reflect any sales charges.

*    Amount has been restated from the December 31, 1994 Annual Report.
**    Amount has been restated from the December 31, 1996 Annual Report.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

U.S. Government Securities Portfolio


Class C Shares                                   1996            1995           1994(1)            1993             1992(2)
==============================================================================================================================
Net Asset Value, Beginning of Year             $  13.58        $  12.50        $  13.66          $  13.86          $  14.01
------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                            0.78            0.86            0.82              0.89              0.15
  Net realized and unrealized gain (loss)         (0.33)           1.09           (1.11)            (0.10)             --
------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) from Operations                0.45            1.95           (0.29)             0.79              0.15
------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.80)          (0.87)          (0.83)            (0.88)            (0.30)
  Net realized gains (3)                           --              --             (0.04)            (0.11)             --
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.80)          (0.87)          (0.87)            (0.99)            (0.30)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $  13.23        $  13.58        $  12.50          $  13.66          $  13.86
------------------------------------------------------------------------------------------------------------------------------
Total Return(P)                                    3.49%          15.93%          (2.11)%            5.74%             1.07%++
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $ 17,249        $ 21,559        $ 21,253          $ 19,938          $  1,954
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         1.26%*           1.25%           1.21%             1.21%             1.14%+
  Net investment income                            5.87            6.36            6.27              6.23              6.56+
------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             265%          57%          40%            57%            26%
==============================================================================================================================


Class Y Shares                                   1996            1995             1994(4)           1993(5)
============================================================================================================
Net Asset Value, Beginning of Year             $  13.61        $  12.51        $  13.67          $  13.97
------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                            0.88            1.00            0.89              0.86
  Net realized and unrealized gain (loss)         (0.33)           1.06           (1.10)            (0.10)
------------------------------------------------------------------------------------------------------------
Total Income (Loss) from Operations                0.55            2.06           (0.21)             0.76
------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.89)          (0.96)          (0.91)            (0.95)
  Net realized gains (3)                           --              --             (0.04)            (0.11)
------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.89)          (0.96)          (0.95)            (1.06)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $  13.27        $  13.61        $  12.51          $  13.67
------------------------------------------------------------------------------------------------------------
Total Return(P)                                    4.30%          16.88%          (1.53)%            5.55%++
------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $  5,589        $  6,992        $ 13,903          $ 14,118
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         0.50%*           0.49%           0.61%             0.69%+
  Net investment income                            6.64            7.22            6.82              7.29+
------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             265%          57%            40%            57%
============================================================================================================


(1)  On November 7, 1994 the former Class B shares were renamed Class C shares.

(2)  For the period from December 2, 1992 (inception date) to December 31, 1992.

(3) Represents distributions from paydown gains which are reported as ordinary income for tax purposes.

(4)  On November 7, 1994, the former Class C shares were renamed Class Y shares.

(5)  For the period from January 12, 1993 (inception date) to December 31, 1993.

++ Total return is not annualized, as it may not be representative of the total return for the year.

*    Amount has been restated from the December 31, 1996 Annual Report.

  +  Annualized.

(P)  Total returns do not reflect any sales charges.

--------------------------------------------------------------------------------
Investment Objective and Management Policies
--------------------------------------------------------------------------------


     The Portfolio seeks high current income, liquidity and security of principal by investing in obligations of the U.S. Government, its agencies or its instrumentalities and related repurchase and reverse repurchase agreements. Of course, no assurance can be given that the Portfolio's objective will be achieved.

     The Portfolio invests primarily in Government National Mortgage Association ("GNMA") Certificates of the modified pass-through type and in mortgage participation certificates issued by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") and will also normally include other "U.S. Government Obligations," i.e., obligations issued or guaranteed by the United States, its agencies or its instrumentalities and related repurchase and reverse repurchase agreements( the Portfolio will limit its investments in reverse repur-chase agreements and other borrowings to no more than 33 1/3% of its total assets).

Under normal market conditions, the Portfolio will seek to invest substantially all of its assets - and the Portfolio will invest not less than 65% of its assets - in such securities. GNMA Certificates are debt securities issued by a mortgage banker or other mortgagee representing an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these GNMA Certificates. Securities of the type to be purchased for these Portfolios have historically involved no credit risk; however, due to fluctuations in interest rates, the market value of such securities will vary during the period of a shareholder's investment in the Portfolio. The average life of GNMA Certificates varies with the maturities of the underlying mortgages (with maximum maturities of 30 years) but is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, refinancing of such mortgages or foreclosure. Unscheduled prepayments of mortgages are passed through to the holders of GNMA Certificates at par and will increase or decrease the yield realized by the Portfolio, depending on the cost of the underlying Certificate and its market value at the time of prepayment. As a hedge against changes in interest rates, the U.S. Government Securities Portfolio may enter into agreements with dealers in GNMA Certificates to purchase or sell an agreed-upon principal amount of GNMA Certificates at a specified price on a certain date; provided, however, that settlement occurs within 120 days of the trade date. FHLMC is a U.S. Government-created entity controlled by the Federal Home Loan Banks. FNMA is a government-chartered corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Timely payment of principal and interest on these mortgage participation certificates is guaranteed soley by the issuer of the certificates. For a detailed explanation, see "Appendix."


  A reverse repurchase agreement involves the sale of a money market instrument by the Portfolio and its agreement to repurchase the instrument at a specified time and price. The Portfolio will maintain a segregated account consisting of U.S. government securities or cash or cash equivalents to cover its obligations under reverse repurchase agreements with broker-dealers (but no banks). The Portfolio will invest the proceeds in other money market instruments or repur-chase agreements maturing not later than the expiration of the reverse repur-chase agreement. Under the Investment Company Act of 1940, as amended (the "1940 Act"), reverse repurchase agreements may be considered borrowings by the seller.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


     The Portfolio may seek to increase its net investment income by lending its securities to unaffiliated brokers, dealers and other financial institutions, provided such loans are callable at any time and are continuously secured by cash or U.S. Government Obligations equal to no less than the market value, determined daily, of the securities loaned. Management will limit such lending to not more than one-third of the value of the Portfolio's total assets. The risks in lending portfolio securities consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. The Statement of Additional Information contains more detailed information.




  The Portfolio may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the con-tracts. Currently, there are futures contracts based on securities such as long-term Treasury bonds, Treasury notes, GNMA Certificates and three-month Treasury bills.

  Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although the sale of the futures contract might be accomplished more easily and quickly. For example, if the Portfolio holds long-term U.S. government securi-ties and the Manager anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If interest rates increased and the value of the Portfolio's securities declined, the value of the Portfolio's futures contracts would increase, thereby protecting the Portfolio by prevent-ing the net asset value from declining as much as it otherwise would have. Sim-ilarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For exam-ple, if the

Manager expects long-term interest rates to decline, the Portfolio might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabi-lize.

  The Portfolio also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures con-tract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The Portfolio may purchase put options on interest rate futures con-tracts in lieu of, and for the same purpose as, the sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities. The purchase of call options on interest rate futures con-tracts is intended to serve the same purpose as the actual purchase of the futures contract, and the Portfolio will set aside cash or cash equivalents sufficient to purchase the amount of portfolio securities represented by the underlying futures contracts. See "Dividends, Distributions and Taxes."

  The Portfolio may not purchase futures contracts or related options if, imme-diately thereafter, more than 30% of the Portfolio's total assets would be so invested. In purchasing and selling futures contracts and related options, the Portfolio will comply with rules and interpretations of the Commodity Futures Trading Commission ("CFTC"), under which the Fund is excluded from regulation as a "commodity pool." CFTC regulations permit use of commodity futures and options for bona fide hedging purposes without limitations on the amount of assets committed to margin and option premiums.

  The Portfolio will not engage in transactions involving futures contracts or related options for speculation but only as a hedge against changes in the mar-ket values of debt securities held, or intended to be purchased, by the Portfo-lio's risks. The Portfolio's futures transactions will be entered into for tra-ditional hedging purposes-- that is, futures contracts will be sold (or related put options purchased) to protect against a decline in the price of securities that the Portfolio owns, or futures contracts (or related call options) will be purchased to protect the Fund against an increase in the price of securities it is committed to purchase.

  There is no assurance that the Portfolio will be able to close out its futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. There can be no assurance that hedging transactions will be successful, as there may be an imperfect correlation (or no correla-tion) between movements in the prices of the futures contracts and of the debt securities being hedged, or price distortions due to market conditions in the futures markets. Where futures contracts are purchased to hedge against an increase in the price of long-term securities, but the long-term market declines and the Portfolio does not invest in long-term securities, the Portfo-lio would realize a loss on the futures contracts, which would not be offset by a reduction in the price of securities purchased. Where futures contracts are sold to hedge against a decline in the price of the Portfolio's long-term secu-rities but the long-term market advances, the Portfolio would lose part or all of the benefit of the advance due to offsetting losses in its futures posi-tions.

     In addition, the Portfolio may invest in zero-coupon Treasury securities, which may be subject to greater volatility than other types of Treasury securi-ties. Because zero-coupon securities do not receive interest payments, such securities may fall more dramatically when interest rates rise than securities paying out interest on a current basis. However, when interest rates fall, zero-coupon securities may rise more rapidly in value because the securities have locked-in a particular rate of reinvestment that becomes more attractive the further rates fall. These assump-tions are based on a comparison of like maturity securities. Management does not believe that additional risks exist, however, when comparing securities of like duration (the weighted average time to full recovery of principal and interest payments), which is the strategy used by the Manager of the Portfolio.


The Portfolio may invest in "short sales against the box" and may borrow on a temporary basis.


     The Board of Directors of the Fund may modify the investment objective and policies of the Portfolio provided such modification is not prohibited by the investment restrictions (which are set forth in the Statement of Additional Information) or applicable laws, and any such change will first be disclosed in the then current prospectus.


Portfolio Turnover


     The Portfolio will not engage in the trading of securities for the purpose of realizing short-term profits; however, the Portfolio will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Portfolio's investment objective. As the portfolio turnover rate increases, so will the Portfolio's dealer mark-ups and other transaction related expenses. Investors should realize that risk of loss is inherent in the ownership of any securities and that shares of the Portfolio will fluctuate with the market value of its securities.


--------------------------------------------------------------------------------
Valuation of Shares
--------------------------------------------------------------------------------


     The Portfolio's net asset value per share is determined as of the close of regular trading on the NYSE, on each day that the NYSE is open, by dividing the value of the Portfolio's net assets attributable to each Class by the total number of shares of the Class outstanding.


     Obligations are valued at the mean between the bid and asked quotations for such securities or if no quotations are available, then for securities of similar type, yield and maturity. Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less

--------------------------------------------------------------------------------
Valuation of Shares (continued)
--------------------------------------------------------------------------------

are valued at amortized cost when the Board of Directors has determined that amortized cost equals fair value, unless market conditions dictate otherwise. Other investments of a Portfolio, including restricted securities, if any, are valued at a fair value determined by the Board of Directors in good faith.

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes
--------------------------------------------------------------------------------
Dividends and Distributions

     The Fund declares monthly income dividends on shares of the Portfolio and makes annual distributions of capital gains, if any, on such shares.


     If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC.

     Income dividends and capital gain distributions that are invested are credited to shareholders' accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying his or her Smith Barney Financial Consultant. Accounts held directly by First Data should notify First Data in writing at least five business days prior to the payment date to permit the change to be entered in the shareholder's account.


     The per share dividends on Class B and Class C shares of the Portfolio may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Portfolio may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.


     TAXES


     The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Code to be relieved of federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders. To qualify, the Portfolio must meet certain tests, including distributing at least 90% of its investment company taxable income, and deriving less than 30% of its gross income from the sale or other disposition of certain investments held for less than three months.

     Dividends from net investment income and distributions of realized short-term capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of a Portfolio, are taxable to shareholders as ordinary income. The Portfolio's dividends will not qualify for the dividends received deduction for corporations. Dividends and distributions declared by the Portfolio may also be

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------

subject to state and local taxes. Distributions out of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders as long-term capital gains. Information as to the tax status of dividends paid or deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but not later than January 31.


     It is the policy of the Fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and net taxable gains of the Portfolio to its shareholders. Dividends derived from net investment income and capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the same Portfolio, are taxable to shareholders of the Portfolio. Information as to the tax status of dividends deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but no later than January 31. The foregoing relates to Federal income taxation. Dividends may also be subject to state and local taxes; investors should consult with their tax advisors regarding state and local taxes.


--------------------------------------------------------------------------------
Purchase of Shares
--------------------------------------------------------------------------------

     GENERAL


     The Portfolio offers several Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $5,000,000 (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). A fifth class, Class Z shares, are also offered with respect to the Portfolio. Class Z shares are offered without a sales charge, CDSC, service fee or distribution fee exclusively to tax-exempt employee benefit and retirement plans of Smith Barney and its affiliates. Investors meeting these criteria who are interested in acquiring Class Z shares should contact a Smith Barney Financial Consultant for a Class Z Prospectus. See "Prospectus Summary - Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

     Purchases of Portfolio Shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through First Data. When purchasing shares of the Portfolio, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. Smith

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

     Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan in the Portfolio. Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes in the Portfolio is $25. For shareholders purchasing shares of the Portfolio through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Portfolio through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.


     Purchase orders for a Portfolio that are received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Portfolio calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day a Portfolio calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Portfolio shares is due on the third day after the trade date. In all other cases, payment must be made with the purchase order.

     SYSTEMATIC INVESTMENT PLAN

     Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder to provide systematic additions to the shareholder's Portfolio account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.


     INITIAL SALES CHARGE ALTERNATIVE - CLASS A SHARES


     The sales charges applicable to purchases of Class A shares of the
Portfolio:


                               Sales              Sales              Dealers
                             Charge as          Charge as          Reallowance
                               % of               % of               as % of
Amount of Investment       Offering Price     Amount Invested     Offering Price
--------------------------------------------------------------------------------
Less than $25,000               4.50%             4.71%               4.00%

$25,000 - $49,999               4.00%             4.17%               3.60%

$50,000 - $99,999               3.50%              3.63%              3.15%

$100,000 - $249,999             2.50%             2.56%               2.25%

$250,000 - $499,999             1.50%             1.52%               1.35%

$500,000 and over               *                 *                   *
--------------------------------------------------------------------------------


* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

     Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

     The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of each Portfolio made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.


     INITIAL SALES CHARGE WAIVERS


     Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect with the combination of such company with a Portfolio by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in a Portfolio (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in a Portfolio, provided the reinvestment is made within 60 calendar days of the redemption; and (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers; and (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (h) purchases by investors participating in a Smith Barney fee based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.


     RIGHT OF ACCUMULATION

     Class A shares of a Portfolio may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of a Portfolio and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

     GROUP PURCHASES

     Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative - Class A Shares" and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Portfolio shares at a discount and (c) satisfies uniform criteria which enables Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Portfolio and the members, and must agree to include sales and other materials related to the Portfolio in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

     LETTER OF INTENT

     Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes purchases

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


of all Class A shares of the Portfolio and other funds of the Smith Barney Mutual Funds offered with a sales charge over a 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

     Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of a Portfolio and agree to purchase a total of $5,000,000 of Class Y shares of the same Portfolio within six months from the date of the Letter. If a total investment of $5,000,000 is not made within the six-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Portfolio's Class A shares, which may include a CDSC of 1.00%. Please contact a Smith Barney Financial Consultant or First Data for further information.


     DEFERRED SALES CHARGE ALTERNATIVES


     CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in a Portfolio. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class C shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.


     Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Portfolio assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

     Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of purchases by Participating Plans, as described below. See "Purchase of Shares - Smith Barney 401(k) and ExecChoice(TM) Programs."


     Year Since Purchase
     Payment Was Made                                 CDSC
     -----------------------------------------------------------
         First                                        4.50%
         Second                                       4.00%
         Third                                        3.00%
         Fourth                                       2.00%
         Fifth                                        1.00%
         Sixth                                        0.00%
         Seventh                                      0.00%
         Eighth                                       0.00%
     -----------------------------------------------------------


     Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See "Prospectus Summary - Alternative Purchase Arrangements
- Class B Shares Conversion Feature."


     In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Portfolio shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

     To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

     WAIVERS OF CDSC


     The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 5911/42; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of a Portfolio with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.


     CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.


     SMITH BARNEY 401(K) AND EXECCHOICE(TM)PROGRAMS

     Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating ("Participating Plans") in these programs.

     The Portfolio offers to Participating Plans Class A and Class C shares as investment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Programs. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the Portfolio, all of its subsequent investments in the

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


Portfolio must be in the same Class of shares, except as otherwise described below.

     Class A Shares. Class A shares of the Portfolio are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

     Class C Shares. Class C shares of the Portfolio are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class C shares of one or more funds of the Smith Barney Mutual Funds.

     401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. At the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, it will be offered the opportunity to exchange all of its Class C shares for Class A shares of a Fund. (For Participating Plans that were originally established through a Smith Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

     401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

     Any Participating Plan in the Smith Barney 401(k) or ExecChoice(TM) Program whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) or ExecChoice(TM) Programs. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the Portfolio but instead may acquire Class A shares of the Portfolio. Any Class C

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


shares not converted will continue to be subject to the distribution fee.

     Participating Plans wishing to acquire shares of a Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from First Data. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.

     Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Smith Barney Mutual Funds are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Participating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

     At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, it will be offered the opportunity to exchange all of its Class B shares for Class A shares of a Fund. Such Participating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of a Fund but instead may acquire Class A shares of the Portfolio. If the Participating
Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares -- Deferred Sales Charge Alternatives" in each Fund's prospectus.

     No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to the redemption by a Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

     The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating Plan; (b) the termination of

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 5911/42 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or
(f) redemptions of shares in connection with a loan made by the Participating Plan to an employee.


--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------


     Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.


FUND NAME

     Growth Funds
     Smith Barney Aggressive Growth Fund Inc.
     Smith Barney Appreciation Fund Inc.
     Smith Barney Fundamental Value Fund Inc.
     Smith Barney Growth Opportunity Fund
     Smith Barney Managed Growth Fund
     Smith Barney Natural Resources Fund Inc.
     Smith Barney Special Equities Fund




     Growth and Income Funds
     Concert Social Awareness Fund
     Smith Barney Convertible Fund
     Smith Barney Funds, Inc. - Equity Income Portfolio
     Smith Barney Growth and Income Fund
     Smith Barney Premium Total Return Fund
     Smith Barney Utilities Fund

     Taxable Fixed-Income Funds
  ** Smith Barney Adjustable Rate Government Income Fund
     Smith Barney Diversified Strategic Income Fund
 +++ Smith Barney Funds, Inc. - Short-Term U.S. Treasury Securities Portfolio
     Smith Barney Government Securities Fund
     Smith Barney High Income Fund
     Smith Barney Investment Grade Bond Fund
     Smith Barney Managed Governments Fund Inc.

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------


     Tax-Exempt Funds
     Smith Barney Arizona Municipals Fund Inc.
     Smith Barney California Municipals Fund Inc.
   * Smith Barney Intermediate Maturity California Municipals Fund
   * Smith Barney Intermediate Maturity New York Municipals Fund
     Smith Barney Managed Municipals Fund Inc.
     Smith Barney Massachusetts Municipals Fund
     Smith Barney Muni Funds - Florida Portfolio
     Smith Barney Muni Funds - Georgia Portfolio
   * Smith Barney Muni Funds - Limited Term Portfolio
     Smith Barney Muni Funds - National Portfolio
     Smith Barney Muni Funds - New York Portfolio
     Smith Barney Muni Funds - Ohio Portfolio
     Smith Barney Muni Funds - Pennsylvania Portfolio
     Smith Barney New Jersey Municipals Fund Inc.
     Smith Barney Oregon Municipals Fund
     Smith Barney Tax-Exempt Income Fund


     International Funds
     Smith Barney World Funds, Inc. - Emerging Markets Portfolio
     Smith Barney World Funds, Inc. - European Portfolio
     Smith Barney World Funds, Inc. - Global Government Bond Portfolio Smith Barney World Funds, Inc. - International Balanced Portfolio Smith Barney World Funds, Inc. - International Equity Portfolio Smith Barney World Funds, Inc. - Pacific Portfolio


     Smith Barney Concert Allocation Series Inc.
     Smith Barney Concert Allocation Series Inc. -- Balanced Portfolio Smith Barney Concert Allocation Series Inc. -- Conservative Portfolio Smith Barney Concert Allocation Series Inc. -- Growth Portfolio
     Smith Barney Concert Allocation Series Inc. -- High Growth Portfolio Smith Barney Concert Allocation Series Inc. -- Income Portfolio

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

     Money Market Funds
     Smith Barney Exchange Reserve Fund
     Smith Barney Money Funds, Inc. - Cash Portfolio
     Smith Barney Money Funds, Inc. - Government Portfolio
 *** Smith Barney Money Funds, Inc. - Retirement Portfolio
     Smith Barney Municipal Money Market Fund, Inc.
     Smith Barney Muni Funds - California Money Market Portfolio Smith Barney Muni Funds - New York Money Market Portfolio

--------------------------------------------------------------------------------


* Available for exchange with Class A, Class C and Class Y shares of each Portfolio.

** Available for exchange with Class A and Class B shares of each Portfolio. In addition, shareholders who own Class C shares of a Portfolio through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.


***  Available for exchange with Class A shares of each Portfolio.

+    Available for exchange with Class B and Class C shares of each Portfolio.


++ Available for exchange with Class A and Class Y shares of each Portfolio. In addition, Participating Plans opened prior to June 21, 1996 and investing in Class C shares may exchange Fund shares for Class C shares of this fund.


+++  Available for exchange with Class A and Class Y shares of each Portfolio.


     Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by a Portfolio, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Portfolio that have been exchanged.


     Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of a Portfolio that have been exchanged.


     Class A and Class Y Exchanges. Class A and Class Y shareholders of the Portfolio who wish to exchange all or a portion of their shares for shares of the respective class in any of the funds identified above may do so without imposition of any charge.

     Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Portfolio's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Portfolio's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Portfolio or (b) remain invested in the Portfolio

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.


     Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares - Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Portfolio reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.


--------------------------------------------------------------------------------
Redemption of Shares
--------------------------------------------------------------------------------


      The Fund is required to redeem the shares of the Portfolio tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.


     Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

held by Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:


     Smith Barney Funds, Inc./U.S. Government Securities Portfolio Class A,B,C or Y (please specify)
     c/o First Data Investor Services Group, Inc.
     P.O. Box 5128
     Westborough, Massachusetts 01581-5128

     A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a written redemption request in excess of $2,000or share certificate stock power must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.


     AUTOMATIC CASH WITHDRAWAL PLAN


     The Portfolio offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Portfolio. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

     TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

     Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Portfolio shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Portfolio.)

     Redemptions. Redemption requests of up to $10,000 of any class or classes of the Portfolio's shares, may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or
(ii) for which certificates have been issued are not permitted under this program.

     A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

     Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.

     Additional Information regarding Telephone Redemption and Exchange Program. Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

--------------------------------------------------------------------------------
Minimum Account Size
--------------------------------------------------------------------------------

     The Fund reserves the right to redeem involuntarily any shareholder's account in a Portfolio if the aggregate net asset value of the shares held in that Portfolio account is less than $500. (If a shareholder has more than one account in any Portfolio, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------


     From time to time a Portfolio may include its total return, average annual total return, yield and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class C and Class Y shares of the Portfolio. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information also may be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The yield of a Portfolio Class refers to the net investment income earned by investments in the class over a thirty-day period. This net investment income is then annualized, i.e., the amount of income earned by the investment during that thirty-day period is assumed to be earned each 30-day period for twelve periods and is expressed as a percentage of the investments. The yield quotation is calculated according to a formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies.

--------------------------------------------------------------------------------
Performance (continued)
--------------------------------------------------------------------------------


The Portfolio calculates current dividend return for each Class by annualizing the most recent monthly distribution, including net equalization credits or debits, and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Portfolio may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.


--------------------------------------------------------------------------------
Management of the Fund
--------------------------------------------------------------------------------

     BOARD OF DIRECTORS


     Overall responsibility for management and supervision of the Portfolio rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and the Portfolio, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of the Portfolio is delegated to the investment manager. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.

     MANAGER

     Smith Barney Mutual Funds Management, Inc. (the "Manager") manages the day-to-day operations of the Portfolio pursuant to a management agreement entered into by the Fund on behalf of the Portfolio under which the Manager offers the Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects and affairs of the Portfolio and furnishes the Portfolio with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund. By written agreement the research and other departments and staff of Smith Barney will furnish the Manager with information, advice and assistance and will be available for consultation on the Fund's Portfolios, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barney's services are paid for by the Manager on the basis of direct and indirect costs to Smith Barney of performing such services; there is no charge to the Fund for such services.

--------------------------------------------------------------------------------
Management of the Fund (continued)
--------------------------------------------------------------------------------


     For the Portfolio's last fiscal year the management fee was 0.45% of the Portfolio's average net assets. Payment under the Portfolio's management agreement is made as promptly as possible after the last day of each month and is computed on the aggregate net assets of the Portfolio during the month. Total operating expenses for the Portfolio's average net assets for the last fiscal year were: 0.79%, 1.28%, 1.26% and 0.50% for Class A, Class B, Class C and Class Y shares, respectively.

     The Manager was incorporated on March 12, 1968 under the laws of Delaware. As of January 31, 1997 the Manager had aggregate assets under management in excess of $80 billion. The Manager, Smith Barney and Holdings are each located at 388 Greenwich Street, New York, New York 10013. The term "Smith Barney" in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.


     PORTFOLIO MANAGEMENT


     James Conroy, Vice President of the Manager is Portfolio Manager of the Portfolio and is responsible for managing the day-to-day operations of the Portfolio, including the making of investment decisions since January 1996. Mr. Conroy is also Portfolio Manager of the Fund's Short-Term U.S. Treasury Securities Portfolio. Mr. Conroy has also served as Vice President and Investment Officer of Smith Barney Managed Governments Fund Inc. since February 1990 and as First Vice President and Investment Officer of Smith Barney Government Securities Fund since its inception in March 1984.

     Management's discussion and analysis, and additional performance information regarding the Portfolio during the fiscal year ended December 31, 1996 is included in the Annual Report dated December 31, 1996. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

Distributor

     Smith Barney distributes shares of the Portfolio as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution under Rule 12b-1 under the 1940 Act (the "Plan") adopted by the Portfolio, Smith Barney is paid a service fee with respect to Class A, Class B and Class C shares at the annual rate of 0.25% of the average daily net assets attributable to these Classes. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares of such Portfolio at the annual rate of 0.50% and 0.45%, respectively, of the average daily net assets attributable to these Classes. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee.

--------------------------------------------------------------------------------
Distributor (continued)
--------------------------------------------------------------------------------

     The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Portfolio shares, including lease, utility, communications and sales promotion expenses.


     The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to the Class A, Class B and Class C shares of the Portfolio, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.


     Payments under the Plan with respect to Class B and Class C shares are not tied exclusively to the distribution and shareholder services expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Directors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------


     The Fund, an open-end, diversified investment company, was incorporated in Maryland on December 2, 1966. The Fund has an authorized capital of 2,000,000,000 shares with a par value of $.01 per share. The Board of Directors has authorized the issuance of fifteen series of shares, each representing shares in one of fifteen separate Portfolios and may authorize the issuance of additional series of shares in the future. The assets of the Portfolio are segregated and separately managed and a shareholder's interest is in the assets of the Portfolio in which he or she holds shares. Class A, Class B, Class C, Class Y and Class Z (where available) shares of the Portfolio represent interests in the assets of that Portfolio and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertain to a particular Class. As described under "Voting" in the Statement of Additional Information, the Fund ordinarily will not hold shareholder meetings; however,

--------------------------------------------------------------------------------
Additional Information (continued)
--------------------------------------------------------------------------------

shareholders have the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove directors and, as required by the 1940 Act, the Fund will assist shareholders in calling such a meeting. Shares do not have cumulative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.


     PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as custodian of the Portfolio's investments.


     First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.


     The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Smith Barney Financial Consultant or the Fund's transfer agent.

--------------------------------------------------------------------------------
Appendix
--------------------------------------------------------------------------------

     GNMA Securities. Government National Mortgage Association ("GNMA"), an agency of the United States Government, guarantees the timely payment of monthly installments of principal and interest on modified pass-through Certificates, whether or not such amounts are collected by the issuer of these Certificates on the underlying mortgages. Scheduled payments of principal and interest are made each month to holders of GNMA Certificates (such as the U.S. Government Securities Portfolio). Unscheduled prepayments of mortgages are passed through to holders of GNMA Certificates at par with the regular monthly payments of principal and interest, which have the effect of reducing future payments on such Certificates. The income portions of monthly payments received by these Portfolios will be included in their net investment income. See "Dividends, Distributions and Taxes."

     GNMA Certificates have historically involved no credit risk; however, due to fluctuations in interest rates, the market value of such securities will vary during the period of a shareholder's investment in the U.S. Government Securities Portfolio. Prepayments and scheduled payments of principal will be reinvested by the U.S. Government Securities Portfolio in then available GNMA Certificates which may bear interest at a rate lower or higher than the Certificate from which the payment was received. As with other debt securities, the price of GNMA Certificates is likely to decrease in times of rising interest rates; however, in periods of falling interest rates the potential for prepayment may reduce the general upward price increase of GNMA Certificates that might otherwise occur. If the U.S. Government Securities Portfolio buys GNMA Certificates at a premium, mortgage foreclosures or prepayments may result in a loss to the Portfolio of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

     FHLMC and FNMA Securities. FHLMC is a U.S.
Government-created entity controlled by the Federal Home Loan Banks. FNMA is a government-chartered corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Timely payment of principal and interest on these mortgage participation certificates is guaranteed soley by the issuer of the certificates.


     Other U.S. Government Obligations. In addition to GNMA Securities and direct obligations of the U.S. Treasury (such as Treasury Bills, Notes and Bonds), U.S. Government Obligations in which the Fund may invest include: (1) obligations of, or issued by, Banks for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, the Federal Home Loan Bank Board, or the Student Loan Marketing Association; and
(2) other securities fully guaranteed as to principal and interest by the United States of America.

     Repurchase Agreements. A repurchase agreement arises when the Fund purchases a security for a Portfolio and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price, which reflects an agreed-upon rate of return for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security. The Fund requires continual maintenance of the

--------------------------------------------------------------------------------
Additional Information (continued)
--------------------------------------------------------------------------------

market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the Fund may be delayed or limited or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. A Portfolio will only enter into repurchase agreements with broker/dealers or other financial institutions that are deemed creditworthy by the Manager under guidelines approved by the Board of Directors. It is the policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment together with any other illiquid assets held by the Portfolio amount to more than 15% of that Portfolio's total assets.

     Delayed Delivery. A delayed delivery transaction involves the purchase of securities at an agreed-upon price on a specified future date. At the time the Fund enters into a binding obligation to purchase securities on a delayed delivery basis the Portfolio has all the rights and risks attendant to the ownership of the security and therefore must maintain with the Custodian a segregated account with assets of a dollar amount sufficient to make payment for the securities to be purchased. The value of the securities on the delivery date may be more or less than their purchase price. Securities purchased on a delayed delivery basis do not generally earn interest until their scheduled delivery date.

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                                                                             A-3

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A-4
                                                        SMITH BARNEY FUNDS, INC.

                                                                           U. S.
                                                                      Government
                                                                      Securities
                                                                       Portfolio


                                                             Class Z Shares Only

                                                                  APRIL 30, 1997

                                                   Prospectus begins on page one


PROSPECTUS


[LOGO]         Smith Barney Mutual Funds
               Investing for your future.
               Every day.

--------------------------------------------------------------------------------
Prospectus                                                        April 30, 1997
--------------------------------------------------------------------------------


     Smith Barney Funds, Inc.
     U. S. Government Securities Portfolio
     388 Greenwich Street
     New York, New York 10013
     (800) 451-2010

     The U.S. Government Securities Portfolio (the "Portfolio") is one of the investment portfolios that currently comprises Smith Barney Funds, Inc. (the "Fund"). The Portfolio seeks high current income, liquidity and security of principal from a portfolio of U.S. Government Obligations.


     This Prospectus sets forth concisely certain information about the Fund and each Portfolio, including expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference. The Class Z shares described in this Prospectus are currently offered exclusively for sale to tax-exempt employee benefit and retirement plans of Smith Barney Inc. ("Smith Barney") or any of its affiliates ("Qualified Plans").


     Additional information about the Portfolio is contained in a Statement of Additional Information dated April 30, 1997, amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.


Smith Barney Inc.
Distributor

Smith Barney Mutual Funds Management Inc.
Investment Manager



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------


The Portfolio's Expenses                                                       3

--------------------------------------------------------------------------------
Financial Highlights                                                           4
--------------------------------------------------------------------------------

Investment Objective and Management Policies                                   5

--------------------------------------------------------------------------------
Valuation of Shares                                                            8
--------------------------------------------------------------------------------
Dividends, Distributions and Taxes                                      9
--------------------------------------------------------------------------------
Purchase, Exchange and Redemption of Shares                      10
--------------------------------------------------------------------------------
Performance                                                        10
--------------------------------------------------------------------------------
Management of the Fund                                                     11
--------------------------------------------------------------------------------
Additional Information                                                        13
--------------------------------------------------------------------------------
Appendix                                                                     A-1
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Portfolio's Expenses
--------------------------------------------------------------------------------


     The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of Class Z shares of the Portfolio, based on the Portfolio's operating expenses for Class Z share for the fiscal year ended December 31, 1996:

U.S. Gov't Securities Portfolio
--------------------------------------------------------------------------------
Annual Portfolio Operating Expenses
  (as a percentage of average net assets)
  Management fees                                                          0.45%
  Other expenses                                                           0.04
--------------------------------------------------------------------------------
  TOTAL PORTFOLIO OPERATING EXPENSES             0.49%
================================================================================


     The nature of the services for which the Fund pays management fees is described under "Management of the Fund." "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

     EXAMPLE


     The following example is intended to assist an investor in understanding the various costs that an investor in the Portfolio will bear directly or indirectly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase, Exchange and Redemption of Shares" and "Management of the Fund."


                                          1 year    3 years   5 years   10 years
--------------------------------------------------------------------------------
An investor would pay the following
expenses on a $1,000 investment in
Class Z shares of the Portfolio,
assuming(1) a 5.00% annual return
and (2) redemption at the end of
each time period:
  U.S. Government Securities Portfolio      $5        $16       $28   $63
--------------------------------------------------------------------------------

     The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Portfolio's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


     The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated December 31, 1996. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.

For a share of Class Z capital stock outstanding throughout each year:


U.S. Government Securities Portfolio         1996         1995        1994(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Year          $13.60       $12.50       $12.47
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                       0.88         0.94         0.14
  Net realized and unrealized gain (loss)    (0.33)        1.11         0.13
--------------------------------------------------------------------------------
Total Income  From Operations                 0.55         2.05         0.27
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.89)       (0.95)       (0.24)
--------------------------------------------------------------------------------
Total Distributions                          (0.89)       (0.95)       (0.24)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                $13.26       $13.60       $12.50
--------------------------------------------------------------------------------
Total Return                                  4.31%       16.89%       (2.15)%++
--------------------------------------------------------------------------------
Net Assets, End of Year (000s)             $19,511      $20,093      $18,580
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    0.49%*        0.50%        0.34%+
  Net investment income                       6.64         7.12         7.55+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                        265%       57%       40%
================================================================================

(1)  For the period from November 7, 1994 (inception date) to December 31, 1994.
++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.
* Amount restated from the December 31, 1996 Annual Report.

--------------------------------------------------------------------------------
Investment Objective and Management Policies
--------------------------------------------------------------------------------


     The Portfolio seeks high current income, liquidity and security of principal by investing in obligations of the U.S. Government, its agencies or its instrumentalities and related repurchase and reverse repurchase agreements. Of course, no assurance can be given that a Portfolio's objective will be achieved.

     The Portfolio invests primarily in Government National Mortgage Association ("GNMA") Certificates of the modified pass-through type and in mortgage participation certificates issued by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") and will also normally include other "U.S. Government Obligations," i.e., obligations issued or guaranteed by the United States, its agencies or its instrumentalities and related repurchase and reverse repurchase agreements ( the Portfolio will limit its investments in reverse repur-chase agreements and other borrowings to no more than 33 1/3% of its total assets).


Under normal market conditions, the Portfolio will seek to invest substantially all of its assets - and will invest not less than 65% of its assets - in such securities. GNMA Certificates are debt securities issued by a mortgage banker or other mortgagee representing an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these GNMA Certificates. Securities of the type to be purchased for this Portfolio have historically involved no credit risk; however, due to fluctuations in interest rates, the market value of such securities will vary during the period of a shareholder's investment in the Portfolio. The average life of GNMA Certificates varies with the maturities of the underlying mortgages (with maximum maturities of 30 years) but is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, refinancing of such mortgages or foreclosure. Unscheduled prepayments of mortgages are passed through to the holders of GNMA Certificates at par and will increase or decrease the yield realized by the Portfolio, depending on the cost of the underlying Certificate and its market value at the time of prepayment. As a hedge against changes in interest rates, the Portfolio may enter into agreements with dealers in GNMA Certificates to purchase or sell an agreed-upon principal amount of GNMA Certificates at a specified price on a certain date; provided, however, that settlement occurs within 120 days of the trade date. FHLMC is a U.S. Government-created entity controlled by the Federal Home Loan Banks. FNMA is a government-chartered corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Timely payment of principal and interest on these mortgage participation certificates is guaranteed solely by the issuer of the certificates. For a detailed explanation, see "Appendix."


  A reverse repurchase agreement involves the sale of a money market instrument by the Portfolio and its agreement to repurchase the instrument at a specified time and price. The Portfolio will maintain a segregated account consisting of U.S. government securities or cash or cash equivalents to cover its obligations under reverse repurchase agreements with broker-dealers (but no banks). The Portfolio will invest the proceeds in other money market instruments or repur-chase agreements maturing not later than the expiration of the reverse repur-chase agreement. Under the Investment Company Act of 1940, as amended (the "1940 Act"), reverse repurchase agreements may be considered borrowings by the seller.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


     The Portfolio may seek to increase its net investment income by lending its securities to unaffiliated brokers, dealers and other financial institutions, provided such loans are callable at any time and are continuously secured by cash or U.S. Government Obligations equal to no less than the market value, determined daily, of the securities loaned. Management will limit such lending to not more than one-third of the value of the Portfolio's total assets. The risks in lending portfolio securities consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. The Statement of Additional Information contains more detailed information.




  The Portfolio may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the con-tracts. Currently, there are futures contracts based on securities such as long-term Treasury bonds, Treasury notes, GNMA Certificates and three-month Treasury bills.

  Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although the sale of the futures contract might be accomplished more easily and quickly. For example, if the Portfolio holds long-term U.S. government securi-ties and the Manager anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If interest rates increased and the value of the Portfolio's securities declined, the value of the Portfolio's futures contracts would increase, thereby protecting the Portfolio by prevent-ing the net asset value from declining as much as it otherwise would have. Sim-ilarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For exam-ple, if the

Manager expects long-term interest rates to decline, the Portfolio might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabi-lize.

  The Portfolio also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures con-tract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The Portfolio may purchase put options on interest rate futures con-tracts in lieu of, and for the same purpose as, the sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities. The purchase of call options on interest rate futures con-tracts is intended to serve the same purpose as the actual purchase of the futures contract, and the Portfolio will set aside cash or cash equivalents sufficient to purchase the amount of portfolio securities represented by the underlying futures contracts. See "Dividends, Distributions and Taxes."

  The Portfolio may not purchase futures contracts or related options if, imme-diately thereafter, more than 30% of the Portfolio's total assets would be so invested. In purchasing and selling futures contracts and related options, the Portfolio will comply with rules and interpretations of the Commodity Futures Trading Commission ("CFTC"), under which the Fund is excluded from regulation as a "commodity pool." CFTC regulations permit use of commodity futures and options for bona fide hedging purposes without limitations on the amount of assets committed to margin and option premiums.

  The Portfolio will not engage in transactions involving futures contracts or related options for speculation but only as a hedge against changes in the mar-ket values of debt securities held, or intended to be purchased, by the Portfo-lio's risks. The Portfolio's futures transactions will be entered into for tra-ditional hedging purposes-- that is, futures contracts will be sold (or related put options purchased) to protect against a decline in the price of securities that the Portfolio owns, or futures contracts (or related call options) will be purchased to protect the Fund against an increase in the price of securities it is committed to purchase.

  There is no assurance that the Portfolio will be able to close out its futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. There can be no assurance that hedging transactions will be successful, as there may be an imperfect correlation (or no correla-tion) between movements in the prices of the futures contracts and of the debt securities being hedged, or price distortions due to market conditions in the futures markets. Where futures contracts are purchased to hedge against an increase in the price of long-term securities, but the long-term market declines and the Portfolio does not invest in long-term securities, the Portfo-lio would realize a loss on the futures contracts, which would not be offset by a reduction in the price of securities purchased. Where futures contracts are sold to hedge against a decline in the price of the Portfolio's long-term secu-rities but the long-term market advances, the Portfolio would lose part or all of the benefit of the advance due to offsetting losses in its futures posi-tions.

In addition, the Portfolio may invest in zero-coupon Treasury securities, which may be subject to greater volatility than other types of Treasury securi-ties. Because zero-coupon securities do not receive interest payments, such securities may fall more dramatically when interest rates rise than securities paying out interest on a current basis. However, when interest rates fall, zero-coupon securities may rise more rapidly in value because the securities have locked-in a particular rate of reinvestment that becomes more attractive the further rates fall. These assump-tions are based on a comparison of like maturity securities. Management does not believe that additional risks exist, however, when comparing securities of like duration (the weighted average time to full recovery of principal and interest payments), which is the strategy used by the Manager of the Portfolio.


The Fund may invest in "short sales against the box" and borrow money on a temporary basis.


     The Board of Directors of the Fund may modify the investment objective and policies of the Portfolio provided such modification is not prohibited by the investment restrictions (which are set forth in the Statement of Additional Information) or applicable laws, and any such change will first be disclosed in the then current prospectus.


     PORTFOLIO TURNOVER


     The Portfolio will not engage in the trading of securities for the purpose of realizing short-term profits; however, the Portfolio will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Portfolio's investment objective. As the portfolio turnover rate increases, so will the Portfolio's dealer mark-ups and other transaction related expenses. Investors should realize that risk of loss is inherent in the ownership of any securities and that shares of a Portfolio will fluctuate with the market value of its securities.


--------------------------------------------------------------------------------
Valuation of Shares
--------------------------------------------------------------------------------

      The net asset value per share of Class Z shares is determined as of the close of regular trading on the New York Stock Exchange, Inc. ("NYSE") on each day that the NYSE is open, by dividing the value of the Portfolio's net assets attributable to Class Z by the total number of shares of the Class outstanding. The per share net asset value of the Class Z shares may be higher than those of other Classes because of the lower expenses attributable to Class Z shares.

     Obligations are valued at the mean between the bid and asked quotations for such securities or if no quotations are available, then for securities of similar type, yield and maturity. Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less

--------------------------------------------------------------------------------
Valuation of Shares (continued)
--------------------------------------------------------------------------------

are valued at amortized cost when the Board of Directors has determined that amortized cost equals fair value, unless market conditions dictate otherwise. Other investments of a Portfolio, including restricted securities, if any, are valued at a fair value determined by the Board of Directors in good faith.

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes
--------------------------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS


     The Fund declares monthly income dividends on shares of the Portfolio and makes annual distributions of capital gains, if any, on such shares.


     Unless a shareholder is eligible for qualified distributions and instructs that dividends and capital gain distributions on shares be paid in cash and credited to the shareholder's account, dividends and capital gain distributions will be reinvested automatically in additional shares of the Class at net asset value as of the close of business on the payment date, subject to no sales charge or CDSC.

     TAXES


     The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, to be relieved of Federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders. To qualify, a Portfolio must meet certain tests, including distributing at least 90% of its investment company taxable income, and deriving less that 30% of its gross income from the sale or other disposition of certain investments held for less than three months.

     It is the policy of the Fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and net taxable gains of the Portfolio to its shareholders. Dividends derived from net investment income and capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the same Portfolio, are taxable to shareholders of the Portfolio. Information as to the tax status of dividends deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but no later than January 31. Shareholders should consult their plan document or tax advisers about the tax consequences associated with participating in a Qualified Plan.

--------------------------------------------------------------------------------
Purchase, Exchange and Redemption of Shares
--------------------------------------------------------------------------------


     Purchases of the Portfolio's Class Z shares must be made in accordance with the terms of a Qualified Plan. Purchases are effected at the net asset value next determined after a purchase order is received by Smith Barney (the "trade date"). Payment is due to Smith Barney on the third business day (the "settlement date") after the trade date. Investors who make payment prior to the settlement date may designate a temporary investment (such as a money market fund in the Smith Barney Mutual Funds) for such payment until settlement date. The Fund reserves the right to reject any purchase order and to suspend the offering of shares for a period of time. There are no minimum investment requirements for Class Z shares; however, the Fund reserves the right to vary this policy at any time.


     Purchase orders received by Smith Barney prior to the close of regular trading on the NYSE on any day that the Portfolio calculates its net asset value, are priced according to the net asset value determined on that day. Orders received after the close of regular trading on the NYSE are priced as of the time that the net asset value per share is next determined. See "Valuation of Shares." Certificates for Portfolio shares are issued upon request to the Fund's transfer agent.


     Shareholders may redeem their shares on any day on which a Portfolio calculates its net asset value. See "Valuation of Shares." Redemption requests received in proper form prior to the close of regular trading on the NYSE are priced at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Shareholders acquiring Class Z shares should consult the terms of their Qualified Plan for redemption provisions.


     Holders of Class Z shares should consult their Qualified Plans for information about available exchange options.

--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------

     From time to time the Portfolio may include its total return, average annual total return, yield and current dividend return for Class Z shares in advertisements and/or other types of sales literature. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for

--------------------------------------------------------------------------------
Performance (continued)
--------------------------------------------------------------------------------


differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The yield of a Portfolio Class refers to the net investment income earned by investments in the Class over a thirty-day period. This net investment income is then annualized, i.e., the amount of income earned by the investment during that thirty-day period is assumed to be earned each 30-day period for twelve periods and is expressed as a percentage of the investments. The yield quotation is calculated according to a formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. The Portfolio calculates current dividend return for Class Z by annualizing the most recent quarterly distribution from investment income, including net equalization credits or debits, and dividing by the net asset value on the last day of the period for which current dividend return is presented. Current dividend return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Portfolio may also include comparative performance information in advertising or marketing Class Z shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.


--------------------------------------------------------------------------------
Management of the Fund
--------------------------------------------------------------------------------

     BOARD OF DIRECTORS


Overall responsibility for management and supervision of the Portfolio rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and each Portfolio, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of the Portfolio are delegated to the investment manager. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.


     MANAGER


     Smith Barney Mutual Funds Management Inc. (the "Manager") manages the day-to-day operations of the Portfolio pursuant to a management agreement entered into by the Fund on behalf of the Portfolio under which the Manager offers each Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects and affairs of the Portfolio and furnishes the Portfolio with bookkeeping, accounting and

--------------------------------------------------------------------------------
Management of the Fund (continued)
--------------------------------------------------------------------------------

administrative services, office space and equipment, and the services of the officers and employees of the Fund. By written agreement the research and other departments and staff of Smith Barney will furnish the Manager with information, advice and assistance and will be available for consultation on the Fund's Portfolios, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barney's services are paid for by the Manager on the basis of direct and indirect costs to Smith Barney of performing such services; there is no charge to the Fund for such services.


     For the last fiscal year, the management fee for the Portfolio was 0.45% of the Portfolio's average net assets. Payment under the Portfolio's management agreement is made as promptly as possible after the last day of each month and is computed on the aggregate net assets of all Portfolios during the month. For the last fiscal year, total operating expenses of the Class Z Shares for the Portfolio were 0.49% of average net assets, respectively.

     The Manager, incorporated on March 12, 1968 under the laws of Delaware, is a wholly-owned subsidiary of Smith Barney Holdings ("Holdings"), the parent company of Smith Barney. Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), which is a financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. As of January 31, 1997, the Manager had aggregate assets under management in excess of $80 billion. The Manager, Smith Barney and Holdings are each located at 388 Greenwich Street, New York, New York 10013. The term "Smith Barney" in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.


     PORTFOLIO MANAGEMENT


     James Conroy, Vice President of the Manager, has served as Portfolio Manager of the Portfolio since January 1996 and is responsible for managing the day-to-day operations of the Portfolio, including the making of investment decisions. Mr. Conroy also manages the Fund's Short-Term U.S. Treasury Securities Portfolio. Mr. Conroy has also served as Vice President and Investment Officer of Smith Barney Managed Governments Fund Inc. since February 1990 and as First Vice President and Investment Officer of Smith Barney Government Securities Fund since its inception in March 1984.

     Management's discussion and analysis, and additional performance information regarding the Portfolio during the fiscal year ended December 31,1996 is included in the Annual Report dated December 31, 1996. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

--------------------------------------------------------------------------------
Management of the Fund (continued)
--------------------------------------------------------------------------------

     DISTRIBUTOR

     Smith Barney is located at 388 Greenwich Street, New York, New York 10013, and serves as the Fund's distributor. Smith Barney is a wholly owned subsidiary of Travelers.

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

     The Fund, an open-end, diversified investment company, was incorporated in Maryland on December 2, 1966. The Fund has an authorized capital of 2,000,000,000 shares with a par value of $.01 per share. The Board of Directors has authorized the issuance of fifteen series of shares, each representing shares in one of fifteen separate Portfolios and may authorize the issuance of additional series of shares in the future. The assets of the Portfolio are segregated and separately managed and a shareholder's interest is in the assets of the Portfolio in which he or she holds shares. Class A, Class B, Class C, Class Y and Class Z shares (where available) of a Portfolio represent interests in the assets of the Portfolio and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertain to a particular Class. As described under "Voting" in the Statement of Additional Information, the Fund ordinarily will not hold shareholder meetings; however, shareholders have the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove directors and, as required by the 1940 Act, the Fund will assist shareholders in calling such a meeting. Shares do not have cumulative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.

     PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as custodian of the Portfolio's investments.

     First Data Investor Services Group Inc., located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

     The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered.

--------------------------------------------------------------------------------
Appendix
--------------------------------------------------------------------------------

     GNMA Securities. Government National Mortgage Association ("GNMA"), an agency of the United States Government, guarantees the timely payment of monthly installments of principal and interest on modified pass-through Certificates, whether or not such amounts are collected by the issuer of these Certificates on the underlying mortgages. Scheduled payments of principal and interest are made each month to holders of GNMA Certificates (such as the U.S. Government Securities Portfolio). Unscheduled prepayments of mortgages are passed through to holders of GNMA Certificates at par with the regular monthly payments of principal and interest, which have the effect of reducing future payments on such Certificates. The income portions of monthly payments received by these Portfolios will be included in their net investment income. See "Dividends, Distributions and Taxes."

     GNMA Certificates have historically involved no credit risk; however, due to fluctuations in interest rates, the market value of such securities will vary during the period of a shareholder's investment in the U.S. Government Securities Portfolio. Prepayments and scheduled payments of principal will be reinvested by the Portfolio in then available GNMA Certificates which may bear interest at a rate lower or higher than the Certificate from which the payment was received. As with other debt securities, the price of GNMA Certificates is likely to decrease in times of rising interest rates; however, in periods of falling interest rates the potential for prepayment may reduce the general upward price increase of GNMA Certificates that might otherwise occur. If the Portfolio buys GNMA Certificates at a premium, mortgage foreclosures or prepayments may result in a loss to the Portfolio of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

     FHLMC and FNMA Securities. FHLMC is a U.S. Government-created entity controlled by the Federal Home Loan Banks. FNMA is a government-chartered corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Timely payment of principal and interest on these mortgage participation certificates is guaranteed solely by the issuer of the certificates.

     Other U.S. Government Obligations. In addition to GNMA Securities and direct obligations of the U.S. Treasury (such as Treasury Bills, Notes and Bonds), U.S. Government Obligations in which the Fund may invest include: (1) obligations of, or issued by, Banks for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, the Federal Home Loan Bank Board, or the Student Loan Marketing Association and
(2) other securities fully guaranteed as to principal and interest by the United States of America.

     Repurchase Agreements. A repurchase agreement arises when the Fund purchases a security for a Portfolio and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price, which reflects an agreed-upon rate of return

--------------------------------------------------------------------------------
Appendix (continued)
--------------------------------------------------------------------------------

for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the Fund may be delayed or limited or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. A Portfolio will only enter into repurchase agreements with broker/dealers or other financial institutions that are deemed creditworthy by the Manager under guidelines approved by the Board of Directors. It is the policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment together with any other illiquid assets held by the Portfolio amount to more than 15% of that Portfolio's total assets.

     Delayed Delivery. A delayed delivery transaction involves the purchase of securities at an agreed-upon price on a specified future date. At the time the Fund enters into a binding obligation to purchase securities on a delayed delivery basis the Portfolio has all the rights and risks attendant to the ownership of the security and therefore must maintain with the Custodian a segregated account with assets of a dollar amount sufficient to make payment for the securities to be purchased. The value of the securities on the delivery date may be more or less than their purchase price. Securities purchased on a delayed delivery basis do not generally earn interest until their scheduled delivery date.

                                               SMITH BARNEY
                                               ------------
                                               A Member of Travelers Group[Logo]





                                                                    Smith Barney
                                                                     Funds, Inc.

                                                                U. S. Government
                                                            Securities Portfolio


                                                            388 Greenwich Street
                                                        New York, New York 10013


                                                                    FD 0662 4/97

P R O S P E C T U S

                                                        SMITH BARNEY FUNDS, INC.
                                                                      Short-Term
                                                                   U.S. Treasury
                                                                      Securities
                                                                       Portfolio

                                                             APRIL 30, 1997

                                                   PROSPECTUS BEGINS ON PAGE ONE


[LOGO] SMITH BARNEY MUTUAL FUNDS
       Investing for your future.
       Every day.

PROSPECTUS
                                                            April 30, 1997

Smith Barney Funds, Inc.

Short-Term U.S. Treasury Securities Portfolio
388 Greenwich Street
New York, New York 10013

(800) 451-2010

  The Short-Term U.S. Treasury Securities Portfolio (the "Portfolio") is one of four investment portfolios that currently comprise Smith Barney Funds, Inc. (the "Fund"). The Portfolio seeks current income, preservation of capital and liquidity. The Portfolio seeks to achieve its objective by investing its assets in U.S. Treasury securities backed by the full faith and credit of the U.S. Government. Shares of the Portfolio are not issued, insured or guaranteed, as to value or yield, by the U.S. Government or its agencies or instrumentalities.

  This Prospectus sets forth concisely certain information about the Fund and the Portfolio, including distribution and service fees and expenses, that pro-spective investors will find helpful in making an investment decision. Invest-ors are encouraged to read this Prospectus carefully and retain it for future reference.

  Additional information about the Portfolio is contained in a Statement of Additional Information dated April 30, 1997, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by con-tacting a Smith Barney Financial Consultant. The Statement of Additional Infor-mation has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            7
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES    9
-------------------------------------------------
VALUATION OF SHARES                            12
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             13
-------------------------------------------------
PURCHASE OF SHARES                             14
-------------------------------------------------
EXCHANGE PRIVILEGE                             18
-------------------------------------------------
REDEMPTION OF SHARES                           20
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           24
-------------------------------------------------
PERFORMANCE                                    24
-------------------------------------------------
MANAGEMENT OF THE FUND                         25
-------------------------------------------------
DISTRIBUTOR                                    26
-------------------------------------------------
ADDITIONAL INFORMATION                         27
-------------------------------------------------

--------------------------------------------------------------------------------
  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
--------------------------------------------------------------------------------

PROSPECTUS SUMMARY

  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Portfolio is an open-end, management investment com-pany. The Portfolio seeks current income, preservation of capital and liquidi-ty. The Portfolio seeks to achieve its objective by investing its assets in U.S. Treasury securities backed by the full faith and credit of the U.S. Gov-ernment. Shares of the Portfolio are not issued, insured or guaranteed, as to value or yield, by the U.S. Government or its agencies or instrumentalities. See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Portfolio offers two classes of shares ("Classes") to investors. The general public is offered Class A shares. Class Y shares are offered only to investors meeting an initial investment minimum of $5,000,000. See "Purchase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value without a sales charge. Class A shares acquired as part of an exchange privilege transaction, which were originally acquired in one of the other funds of the Smith Barney Mutual Funds at net asset value subject to a contingent deferred sales charge ("CDSC"), remain subject to the original fund's CDSC while held in the Portfo-lio. Class A shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.10% of the average daily net assets of this Class.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any serv-ice or distribution fees.

  See "Distributor" for a complete description of the service and distribution fees for Class A shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A shares are available as investment alterna-tives under both these programs. See "Purchase of Shares -- Smith Barney 401(k) and ExecChoice(TM) Programs."

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained with Smith Barney Inc. ("Smith Barney"). Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retire-ment plans and certain other institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investors Services Group, Inc. ("First Data"). See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an indi-vidual retirement account ("IRA") or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made in either Class. For partic-ipants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A shares and the subsequent investment requirement for both Class A and Class Y shares is $25. The minimum investment requirements for purchases of Portfolio shares through the
Systematic Investment Plan are described below. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Portfolio offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Portfolio shares. The minimum initial investment requirement for Class A shares and the subsequent investment requirement for all Classes for Shareholders purchasing shares through the Sys-tematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Re-demption of Shares."

MANAGEMENT OF THE PORTFOLIO Smith Barney Mutual Funds Management Inc. (the "Manager") serves as the Portfolio's investment manager. The Manager is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, princi-pally in four business segments: Investment Services, Consumer Finance Servic-es, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Portfolio for the prior day gener-ally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends are paid monthly from net investment income. Distributions of net realized capital gains, if any, are paid annually. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of the Portfolio will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Portfolio's investment objective will be achieved. The value of the Portfolio's investments, and thus the net asset value of the Portfolio's shares, will fluc-tuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Portfolio invests. See "Investment Objective and Management Policies."

THE PORTFOLIO'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Portfolio based, unless otherwise noted, on the Portfolio's operating expenses for its most recent fiscal year:

  SHORT-TERM U.S. TREASURY SECURITIES PORTFOLIO        CLASS A CLASS Y
----------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
      (as a percentage of offering price)               None    None
    Maximum CDSC
      (as a percentage of original cost or redemption
      proceeds, whichever is lower)                     None*   None
----------------------------------------------------------------------
  ANNUAL PORTFOLIO OPERATING EXPENSES
    (as a percentage of average net assets)
    Management fees                                     0.45%   0.45%
    12b-1 fees                                          0.35     --
    Other expenses                                      0.18    0.13
----------------------------------------------------------------------
  TOTAL PORTFOLIO OPERATING EXPENSES                    0.98%   0.58%
----------------------------------------------------------------------

* Class A shares acquired as part of an exchange privilege transaction, which were originally acquired in one of the other funds of the Smith Barney Mutual Funds at net asset value subject to a CDSC, remain subject to the original fund's CDSC while held in the Portfolio.

  Class A shares of the Portfolio purchased through the Smith Barney AssetOne Program will be subject to an annual asset-based fee, payable quarterly. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Finan-cial Consultant.

  Smith Barney receives an annual 12b-1 fee of 0.35% of the value of average daily net assets of Class A shares, consisting of a 0.10% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Portfolio will bear directly or indirect-ly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."

  SHORT-TERM U.S. TREASURY SECURITIES
  PORTFOLIO                                     1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
  An investor would pay the following expenses
  on
  a $1,000 investment, assuming (1) 5.00%
  annual return and (2) redemption at the
  end of each time period:
   Class A....................................   $10     $31     $54     $120
   Class Y....................................     6      19      32       73
-------------------------------------------------------------------------------

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Portfolio's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTA-TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

 The following information has been audited by KPMG Peat Marwick LLP, indepen-dent auditors, whose report thereon appears in the Fund's annual report dated December 31, 1996. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

SHORT-TERM U.S. TREASURY
SECURITIES PORTFOLIO
CLASS A SHARES               1996      1995     1994       1993      1992   1991(a)
-------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR               $4.19     $3.91    $4.16      $4.12     $4.09    $4.01
-------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPER-
 ATIONS:
Net investment income        0.23      0.22     0.18       0.18      0.19     0.03
Net realized and
 unrealized gain (loss)     (0.14)     0.28    (0.25)      0.06      0.04     0.09
-------------------------------------------------------------------------------------
Total Income (Loss) from
 Operations                  0.09      0.50    (0.07)      0.24      0.23     0.12
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income       (0.23)    (0.22)   (0.18)     (0.18)    (0.19)   (0.03)
Net realized gains            --         --       --      (0.02)    (0.01)   (0.01)
-------------------------------------------------------------------------------------
Total Distributions         (0.23)    (0.22)   (0.18)     (0.20)    (0.20)   (0.04)
-------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR                       $4.05     $4.19    $3.91      $4.16     $4.12    $4.09
-------------------------------------------------------------------------------------
TOTAL RETURN                 2.17%    13.16%   (2.15)%     6.01%     5.92%    2.85%++
-------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)                   $83,324  $107,099  $88,707   $205,758  $130,280  $93,946
-------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses                    0.98%     0.98%    0.91%      0.88%     0.91%    0.80%+
 Net investment income       5.62      5.29     4.54       4.40      4.76     4.89+
-------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE       130%       29%      25%        41%       45%       5%
-------------------------------------------------------------------------------------

(a)For the period from November 11, 1991 (commencement of operations) to December 31, 1991.

 +Annualized.

 ++Total return is not annualized, as it may not be representative of the total return for the year.

SHORT-TERM U.S. TREASURY SECURITIES PORTFOLIO
CLASS Y SHARES                                 1996(1)
-------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR               $4.19
-------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income                            0.22
 Net realized and unrealized loss                (0.14)
-------------------------------------------------------
 Total Income From Operations                     0.08
-------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                           (0.22)
-------------------------------------------------------
 Total Distributions                             (0.22)
-------------------------------------------------------
 NET ASSET VALUE, END OF YEAR                    $4.05
-------------------------------------------------------
 TOTAL RETURN++                                   2.08%
-------------------------------------------------------
 NET ASSETS, END OF YEAR (000S)                $32,114
-------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS+:
 Expenses                                         0.58%
 Net investment income                            5.99
-------------------------------------------------------
PORTFOLIO TURNOVER RATE                            130%
-------------------------------------------------------

(1) For the period February 7, 1996 (inception date)through December 31, 1996.


 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

  The investment objective of the Portfolio is current income, preservation of capital and liquidity. There can be no assurance that the investment objective of the Portfolio will be achieved.

  The Portfolio will seek to achieve its objective by investing its assets in U.S. Treasury debt securities guaranteed by the direct "full faith and credit" pledge of the United States Government. U.S. Treasury debt securities (includ-ing Treasury bills, notes and bonds) are direct obligations of the U.S. Trea-sury. The payment of principal and interest on such securities is uncondition-ally guaranteed by the U.S. Government and, therefore, they are deemed to be of the highest possible credit quality.

  Though U.S. Treasury debt securities have historically not involved risk of loss of principal if held to maturity, they are subject to variations in market value due to fluctuations in interest rates. Changes in the value of portfolio securities will not affect interest income from those securities but will be reflected in the Portfolio's net asset value. Thus, a decrease in interest rates will generally result in an increase in the value of the Portfolio's shares. Conversely, during periods of rising interest rates, the value of the Portfolio's shares will generally decline. In an effort to minimize fluctua-tions in market value of its portfolio securities, the Portfolio is expected to maintain a dollar-weighted average maturity of approximately 3 years.

  Pending direct investment in U.S. Treasury debt securities, the Portfolio may enter into repurchase agreements secured by such securities in order to earn income on available cash but only in an amount up to 10% of the value of its total assets. A repurchase agreement arises when the Portfolio acquires a secu-rity and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price and reflects an agreed-upon return unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Portfolio to invest temporarily available cash at no market risk. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price. The Portfolio's risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; how-ever, if the seller defaults, realization upon the collateral by the Portfolio may be delayed or limited, or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur dis-position costs in connection with liquidating the collateral.

  In addition, the Portfolio may invest in zero-coupon Treasury securities, which may be subject to greater volatility than other types of Treasury securi-ties. Because zero-coupon securities do not receive interest payments, such securities may fall more dramatically when interest rates rise than securities paying out interest on a current basis. However, when interest rates fall, zero-coupon securities may rise more rapidly in value because the securities have locked-in a particular rate of reinvestment that becomes more attractive the further rates fall. These assump-tions are based on a comparison of like maturity securities. Management does not believe that additional risks exist, however, when comparing securities of like duration (the weighted average time to full recovery of principal and interest payments), which is the strategy used by the Manager of the Portfolio.

  The Portfolio may, to a limited degree, engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if it believes such disposition advis-able or it needs to generate cash to satisfy redemptions. As the portfolio turnover rate increases, so will the Portfolio's dealer mark-ups and other transaction related expenses. Investors should realize that risk of loss is inherent in the ownership of any securities and that shares of the Portfolio will fluctuate with the market value of its securities.

  As a matter of fundamental policy, the Portfolio may borrow money from banks for temporary purposes but only in an amount up to 10% of the value of its total assets and may pledge its assets in an amount up to 10% of the value of its total assets to secure such borrowings. The Portfolio will borrow money only to accommodate requests for the redemption of shares while effecting an orderly liquidation of portfolio securities or to clear securities transactions and not for leveraging purposes. Whenever borrowings exceed 5% of the value of its total assets, the Portfolio will not make any additional investments.

  The Portfolio may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the con-tracts. Currently, there are futures contracts based on securities such as long-term Treasury bonds, Treasury notes, GNMA Certificates and three-month Treasury bills.

  Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although the sale of the futures contract might be accomplished more easily and quickly. For example, if the Portfolio holds long-term U.S. government securi-ties and the Manager anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If interest rates increased and the value of the Portfolio's securities declined, the value of the Portfolio's futures contracts would increase, thereby protecting the Portfolio by prevent-ing the net asset value from declining as much as it otherwise would have. Sim-ilarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For exam-ple, if the

Manager expects long-term interest rates to decline, the Portfolio might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabi-lize.

  The Portfolio also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures con-tract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The Portfolio may purchase put options on interest rate futures con-tracts in lieu of, and for the same purpose as, the sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities. The purchase of call options on interest rate futures con-tracts is intended to serve the same purpose as the actual purchase of the futures contract, and the Portfolio will set aside cash or cash equivalents sufficient to purchase the amount of portfolio securities represented by the underlying futures contracts. See "Dividends, Distributions and Taxes."

  The Portfolio may not purchase futures contracts or related options if, imme-diately thereafter, more than 30% of the Portfolio's total assets would be so invested. In purchasing and selling futures contracts and related options, the Portfolio will comply with rules and interpretations of the Commodity Futures Trading Commission ("CFTC"), under which the Fund is excluded from regulation as a "commodity pool." CFTC regulations permit use of commodity futures and options for bona fide hedging purposes without limitations on the amount of assets committed to margin and option premiums.

  The Portfolio will not engage in transactions involving futures contracts or related options for speculation but only as a hedge against changes in the mar-ket values of debt securities held, or intended to be purchased, by the Portfo-lio's risks. The Portfolio's futures transactions will be entered into for tra-ditional hedging purposes-- that is, futures contracts will be sold (or related put options purchased) to protect against a decline in the price of securities that the Portfolio owns, or futures contracts (or related call options) will be purchased to protect the Fund against an increase in the price of securities it is committed to purchase.

  There is no assurance that the Portfolio will be able to close out its futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. There can be no assurance that hedging transactions will be successful, as there may be an imperfect correlation (or no correla-tion) between movements in the prices of the futures contracts and of the debt securities being hedged, or price distortions due to market conditions in the futures markets. Where futures contracts are purchased to hedge against an increase in the price of long-term securities, but the long-term market declines and the Portfolio does not invest in long-term securities, the Portfo-lio would realize a loss on the futures contracts, which would not be offset by a reduction in the price of securities purchased. Where futures contracts are sold to hedge against a decline in the price of the Portfolio's long-term secu-rities but the long-term market advances, the Portfolio would lose part or all of the benefit of the advance due to offsetting losses in its futures posi-tions.

  A reverse repurchase agreement involves the sale of a money market instrument by the Portfolio and its agreement to repurchase the instrument at a specified time and price. The Portfolio will maintain a segregated account consisting of U.S. government securities or cash or cash equivalents to cover its obligations under reverse repurchase agreements with broker-dealers (but no banks). The Portfolio will invest the proceeds in other money market instruments or repur-chase agreements maturing not later than the expiration of the reverse repur-chase agreement. Under the Investment Company Act of 1940, as amended (the "1940 Act"), reverse repurchase agreements may be considered borrowings by the seller; accordingly, the Portfolio will limit its investments in reverse repur-chase agreements and other borrowings to no more than 33 1/3% of its total assets.

  The Portfolio's investment objective may be changed only by the "vote of a majority of the outstanding voting securities" as defined in the 1940 Act. Except as specifically noted, the Portfolio's investment policies are not fun-damental and, as such, may be modified by the directors of the Fund provided such modification is not prohibited by the investment restrictions (which are set forth in the Statement of Additional Information) or applicable law, and any such change will first be disclosed in the then current prospectus.

VALUATION OF SHARES


  The Portfolio's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Portfolio's net assets attributable to each Class by the total number of shares of the Class outstanding.

  Securities owned by the Portfolio are valued at the mean between the bid and asked quotations for those securities or if no quotations are available, then for secu-rities of similar type, yield and maturity. Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments with a remaining maturity of 60 days or less are valued at amortized cost where the Board has determined that amortized cost is fair value. Other investments of the Portfolio, if any, are valued at a fair value determined by the Board of Directors in good faith.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  The Portfolio declares a dividend of substantially all of its net investment income on each day the NYSE is open. Net investment income includes interest accrued and discount earned and all short-term realized gains and losses on portfolio securities and is less premium amortized and expenses accrued. Income dividends are paid monthly. Distributions of net realized capital gains, if any, are paid annually.

  If a shareholder does not otherwise instruct, dividends and capital gain dis-tributions will be reinvested automatically in additional shares of the same Class at net asset value.

  Income dividends and capital gain distributions that are invested are cred-ited to shareholders' accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying a Smith Barney Financial Consultant. Accounts held directly by First Data should notify First Data in writing at least five business days prior to the payment date to permit the change to be entered in the share holder's account. If a shareholder redeems in full an account between payment dates, all dividends accrued to the date of liquidation will be paid with the proceeds from the redemption of shares.

  The per share dividends on Class A shares of the Portfolio may be lower than the per share dividends on Class Y shares principally as a result of the serv-ice and distribution fees applicable to Class A shares. Distributions of capi-tal gains, if any, will be in the same amount for Class A and Class Y shares.

 TAXES

  The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Code to be relieved of Federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders. To qualify, the Portfolio must meet certain tests, including dis-tributing at least 90% of its investment company taxable income, and deriving less than 30% of its gross income from the sale or other disposition of certain investments held for less than three months.

  Dividends from net investment income and distributions of realized short-term capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the Portfolio, are taxable to shareholders of the Portfolio as ordinary income. The Portfolio's dividends will not qualify for the dividends received deduction for corporations. Distributions out of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders as long-term capital gains. Information as to the tax status of dividends paid or deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but not later than January 31.

  The Fund is required to withhold and remit to the U.S. Treasury 31% of divi-dends, distributions and redemption proceeds to shareholders who fail to pro-vide a correct taxpayer identification number (the Social Security number in the case of an individual) or to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding and who are not otherwise exempt. The 31% withholding tax is not an additional tax, but is creditable against a shareholder's Federal income tax liability.

  State Taxes. The Fund believes that dividends paid by the Portfolio are exempt from state income taxation.

  Prior to investing in shares of the Portfolio, investors should consult with their tax advisors concerning the Federal, state and local tax consequences of such an investment.

PURCHASE OF SHARES


 GENERAL

  The Portfolio offers two Classes of shares. Class A shares are sold to investors without an initial sales charge or CDSC but are subject to annual service and distribution fees. (In addition, Class A shares acquired as part of an exchange privilege transaction, which were originally acquired in one of the other funds of the Smith Barney Mutual Funds at net asset value subject to a CDSC, remain subject to the original fund's CDSC while held in the Portfolio.) Class Y shares are sold without an initial sales charge or CDSC or service or distribution fees, and are available only to investors investing a minimum of $5,000,000 (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).

  Purchases of Portfolio shares must be made through a brokerage account main-tained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through First Data. When purchasing shares of the Portfolio, investors must specify whether the purchase is for Class A or Class Y shares. Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a mainte-nance fee.

  Investors in Class A shares may open an account by making an initial invest-ment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan in the Portfolio. Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for each Class. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the min-imum initial investment requirement for Class A shares and the subsequent investment requirement for both Classes in the Portfolio is $25. For sharehold-ers purchasing shares of the Portfolio through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A Shares and the subsequent investment requirement for both Classes is $25. For shareholders purchasing shares of the Portfolio through the Systematic Invest-ment Plan on a quarterly basis, the minimum initial investment requirement for Class A shares and the subsequent requirement for all classes is $50. There are no minimum investment requirements in Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. Share certifi-cates are issued only upon a shareholder's written request to First Data. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's trans-fer agent, First Data.

  The Portfolio's shares are sold continuously at their net asset value next determined after a purchase order is received and becomes effective. A purchase order becomes effective when the Fund, Smith Barney or an Introducing Broker receives, or converts the purchase amount into, Federal funds (i.e., monies of member banks within the Federal Reserve System held on deposit at a Federal Reserve Bank). When orders for the purchase of Portfolio shares are paid for in Federal funds, or are placed by an investor with sufficient Federal funds or cash balance in the investor's brokerage account with Smith Barney or the Introducing Broker, the order becomes effective on the day of receipt prior to the close of regular trading on the NYSE, on any day the Portfolio calculates its net asset value. See "Valuation of Shares." Purchase orders received after the close of regular trading on the NYSE are effective as of the time the net asset value is next determined. When orders for the purchase of Portfolio shares are paid for other than in Federal funds, Smith Barney or the Introduc-ing Broker, acting on behalf of the investor, will complete the conversion into, or itself advance, Federal funds, and the order will become effective on the day following its receipt by the Fund, Smith Barney or the Introducing Bro-ker. Shares purchased directly through First Data begin to accrue income divi-dends on the day that the purchase order becomes effective. All other shares purchased begin to accrue dividends on the next business day following the day the purchase order becomes effective.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institu-tion indicated by the shareholder to provide systematic additions to the share-holder's Portfolio account. A shareholder who has insufficient funds to com-plete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the share-holder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

 LETTER OF INTENT

  Class Y Shares. A Letter of Intent provides an opportunity for investors to meet the minimum investment requirement for Class Y shares by aggregating investments over a six-month period. Such investors must make an initial mini-mum purchase of $1,000,000 in Class Y shares of the Portfolio and agree to pur-chase a total of $5,000,000 of Class Y shares of the same Portfolio within six months from the date of the Letter. If a total investment of $5,000,000 is not made within the six-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (includ-ing a service fee of 0.25% and a distribution fee of 0.10%) and expenses appli-cable to the Portfolio's Class A shares. Please contact a Smith Barney Finan-cial Consultant or First Data for further information.

 SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

  Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions which are outlined below, are offered to all plans partic-ipating ("Participating Plans") in these programs.

  The Portfolio offers to Participating Plans Class A shares as an investment choice under the Smith Barney 401(k) and ExecChoice(TM) Programs, provided the Participating Plan makes an initial investment of $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds. Class A shares acquired through the Participating Plans are subject to the same service and/or dis-tribution fees as the Class A shares acquired by other investors; however, they are not subject to any initial sales charge or contingent deferred sales charge ("CDSC").

  Participating Plans wishing to acquire shares of the Portfolio through the Smith Barney 401(k) Program or Smith Barney ExecChoice(TM) Program must pur-chase such shares directly from First Data. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.

EXCHANGE PRIVILEGE

  Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

 FUND NAME

 Growth Funds
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.
    Smith Barney Growth Opportunity Fund
    Smith Barney Managed Growth Fund
    Smith Barney Natural Resources Fund Inc.
    Smith Barney Special Equities Fund

 Growth and Income Funds

    Concert Social Awareness Fund
    Smith Barney Convertible Fund
    Smith Barney Funds, Inc. -- Equity Income Portfolio
    Smith Barney Growth and Income Fund
    Smith Barney Premium Total Return Fund

    Smith Barney Utilities Fund

 Taxable Fixed-Income Funds
    Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund

    Smith Barney Funds, Inc. -- U.S. Government Securities Portfolio Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.

 Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
    Smith Barney Intermediate Maturity California Municipals Fund
    Smith Barney Intermediate Maturity New York Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund

    Smith Barney Muni Funds -- Florida Portfolio
    Smith Barney Muni Funds -- Georgia Portfolio
    Smith Barney Muni Funds -- Limited Term Portfolio
    Smith Barney Muni Funds -- National Portfolio

    Smith Barney Muni Funds -- New York Portfolio
    Smith Barney Muni Funds -- Ohio Portfolio
    Smith Barney Muni Funds -- Pennsylvania Portfolio
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund
    Smith Barney Tax-Exempt Income Fund

 International Funds
    Smith Barney World Funds, Inc. -- Emerging Markets Portfolio
    Smith Barney World Funds, Inc. -- European Portfolio
    Smith Barney World Funds, Inc. -- Global Government Bond Portfolio Smith Barney World Funds, Inc. -- International Balanced Portfolio Smith Barney World Funds, Inc. -- International Equity Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio

 Smith Barney Concert Allocation Series Inc.

    Smith Barney Concert Allocation Series Inc. -- Balanced Portfolio

    Smith Barney Concert Allocation Series Inc. -- Conservative Portfolio

    Smith Barney Concert Allocation Series Inc. -- Growth Portfolio

    Smith Barney Concert Allocation Series Inc. -- High Growth Portfolio

    Smith Barney Concert Allocation Series Inc. -- Income Portfolio

 Money Market Funds
    Smith Barney Money Funds, Inc. -- Cash Portfolio
    Smith Barney Money Funds, Inc. -- Government Portfolio
    *Smith Barney Money Funds, Inc. -- Retirement Portfolio
    Smith Barney Municipal Money Market Fund, Inc.
    Smith Barney Muni Funds -- California Money Market Portfolio
    Smith Barney Muni Funds -- New York Money Market Portfolio
--------------------------------------------------------------------------------
* Available only for exchange with Class A shares of the Portfolio.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Port-folio who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposi-tion of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Portfolio's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Portfolio's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the Fund will pro vide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Portfolio or (b) remain invested in the Portfolio or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in deter-mining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Re-demption of Shares--Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all support-ing documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Portfolio reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES


  The Fund is required to redeem the shares of the Portfolio tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will normally be remitted on the business day following receipt of proper tender but, in any event, payment will be made within three business days there-after, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

  Smith Barney Funds, Inc./Short-Term U.S. Treasury Securities Portfolio Class A or Y (please specify)
  c/o First Data Investor Services Group, Inc.

  P.O. Box 5128

  Westborough, Massachusetts 01581-5128

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a written redemption request in excess of $2,000 or share certificate stock power must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting doc-uments for redemptions made by corporations, executors, administrators, trust-ees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Portfolio offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the share-holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Portfolio. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the with-drawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

  Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Portfolio shares by telephone. To determine if a share-holder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a sig-nature guarantee, that will be provided by First Data upon request. (Alterna-tively, an invest or may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her ini-tial investment in the Portfolio.)

  Redemptions. Redemption requests of up $10,000 of any class or classes of the Portfolio's shares, may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedure, the bank receiving the proceeds must be a mem-ber of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must com-plete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open.

  Additional Information regarding Telephone Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least (7) days prior notice to shareholders.

 CONTINGENT DEFERRED SALES CHARGE

  Class A shares of the Portfolio acquired as part of an exchange privilege transaction, which were originally acquired in one of the other Smith Barney Mutual Funds at net asset value subject to a CDSC, continue to be subject to any applicable CDSC of the original fund. Therefore, Class A shares that are redeemed within 12 months of the date of purchase of the original fund may be subject to a CDSC of 1.00%. The amount of any CDSC will be paid to and retained by Smith Barney. The CDSC will be assessed based on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price in the original fund. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gain distributions.

  In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestments of dividends and capital gain distribu-tions and finally of other shares held by the shareholder for the longest period of time. The length of time that Class A shares acquired through an exchange have been held will be calculated from the date that the Class A shares were initially acquired in one of the other Smith Barney Mutual Funds, and such shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount real-ized on redemption.

  The CDSC on Class A shares, if any, will be waived on (a) exchanges (see "Ex-change Privilege" above); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for with-drawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the share-holder; (d) redemption of shares made in connection with qualified distribu-tions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of a Portfolio with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual

Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

  For information concerning the CDSC applicable to Class A shares acquired through the Smith Barney 401(k) Program or Smith Barney ExecChoice(TM) Program. See "Purchase of Shares --Smith Barney 401(k) and Smith Barney ExecChoice(TM) Programs."

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Portfolio if the aggregate net asset value of the shares held in the Portfolio account is less than $500. (If a shareholder has more than one account in this Portfolio, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely upon market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE


  From time to time the Portfolio may include its total return, average annual total return and yield in advertisements. In addition, in other types of sales liter- ature the Portfolio may include its current dividend return. These fig-ures are computed separately for Class A and Class Y shares of the Portfolio. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return. The yield of the Portfolio refers to the net investment income earned by investments in the Portfolio over a thirty-day period. This net investment income is then annualized, i.e., the amount of income earned by the investment during that thirty-day period is assumed to be earned each 30-day period for twelve periods and is expressed as a percentage of the investments. The yield quotation is calculated according to a formula pre-scribed by the SEC to facilitate comparison with yields quoted by other invest-ment companies. The Portfolio calculates current dividend return for each Class by annualizing the most recent distribution and dividing by the net asset value on the last day of the period for which current dividend return is presented. The Portfolio's current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfo-lio and operating expenses. These factors and possible differences in the meth-ods used in calculating current dividend return should be considered when com-paring the Portfolio's current return to yields published for other investment companies and other investment vehicles. The Portfolio may also include compar-ative performance information in advertising or marketing its shares. Such per-formance information may include data from Lipper Analytical Services, Inc. and other financial publications.

MANAGEMENT OF THE FUND


  BOARD OF DIRECTORS

Overall responsibility for management and supervision of the Portfolio rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and the Portfolio, including agreements with the Fund's distributor, investment manag-er, custodian and transfer agent. The day-to-day operations of the Portfolio are delegated to the Manager. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.

  MANAGER

  Smith Barney Mutual Funds Management Inc. (the "Manager") manages the day-to-day operations of the Portfolio pursuant to a management agreement entered into by the Fund on behalf of the Portfolio under which the Manager offers the Port-folio advice and assistance with respect to the acquisition, holding or dis-posal of securities and recommendations with respect to other aspects and affairs of the Portfolio and furnishes the Portfolio with bookkeeping, account-ing and administrative services, office space and equipment, and the services of the officers and employees of the Fund. By written agreement the research and other departments of Smith Barney and staff furnish the Manager with infor-mation, advice and assistance and are available for consultation on the Fund's Portfolios, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barney's services are paid for by the Manager on the basis of direct and indirect costs to Smith Barney for performing such services; there is no charge to the Fund for such services.

  For the Portfolio's last fiscal year, the management fee was 0.45% of the Portfolio's average net assets and the Portfolio's total operating expenses were 0.98% and 0.58% of the average net assets for Class A shares and Class Y shares, respectively.

  The Manager was incorporated on March 12, 1968 under the laws of Delaware. As of January 31, 1997 the Manager had aggregate assets under management in excess of $80 billion. The Manager, Smith Barney and Holdings are each located at 388 Greenwich Street, New York, New York 10013. The term "Smith Barney" in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.

  PORTFOLIO MANAGEMENT

  James Conroy, Vice President of the Manager is Portfolio Manager of the Port-folio and is responsible for managing the day-to-day operations of the Portfo-lio, including the making of investment decisions since January 1996. Mr. Conroy is also Portfolio Manager of the Fund's U.S. Government Securities Port-folio. Mr. Conroy has also served as Vice President and Investment Officer of Smith Barney Managed Governments Fund Inc. since February 1990 and as First Vice President and Investment Officer of Smith Barney Government Securities Fund since its inception in March 1984.

  Management's discussion and analysis, and additional performance information regarding the Portfolio during the fiscal year ended December 31, 1996 is included in the Annual Report dated December 31, 1996. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

DISTRIBUTOR


  Smith Barney distributes shares of the Portfolio as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Portfolio under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a serv-ice fee with respect to Class A shares of the Portfolio at the annual rate of 0.25% of the average daily net assets of that Class. Smith Barney is also paid a distribution fee with respect to Class A shares at the annual rate of 0.10% of the average daily net assets attributable to those shares. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of print-ing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Portfolio shares, including lease, utility, communications and sales promotion expenses.

  Amounts expended by Smith Barney but not reimbursed by the Portfolio in any year will not be a continuing liability of the Portfolio in subsequent years. Because the Portfolio reimburses Smith Barney only for actual expenditures, Smith Barney realizes no profit from the Plan.

ADDITIONAL INFORMATION


  The Fund, an open-end, diversified investment company, was incorporated in Maryland on December 2, 1966. The Fund has an authorized capital of 2,000,000,000 shares with a par value of $.01 per share. The Board of Directors has authorized the issuance of fifteen series of shares, each representing shares in one of fifteen separate Portfolios and may authorize the issuance of additional classes of shares in the future. The assets of each Portfolio are segregated and separately managed and a shareholder's interest is in the assets and earnings of the Portfolio in which he or she holds shares. Class A and Class Y shares of the Portfolio represent interests in the assets of the Port-folio and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertains to a particular Class. Shareholders are enti-tled to one vote for each share held and will vote in the aggregate and not by Portfolio except as otherwise required by the 1940 Act or Maryland law. As described under "Voting" in the Statement of Additional Information, the Fund ordinarily will not hold meetings of shareholders annually; however, sharehold-ers have the right to call a meeting upon a vote of 10% of the Fund's outstand-ing shares for the purpose of voting to remove directors. Shareholders will receive assistance in communicating with other shareholders in connection with the removal of directors as required by the 1940 Act. Shares do not have cumu-lative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.

  PNC Bank, National Association, located at 17th and Chestnuts Streets, Philadelphia, Pennsylvania 19103, serves as custodian of the Portfolio's investments.

  First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Smith Barney Financial Consultant or the Fund's transfer agent.

                                                                    SMITH BARNEY
                                               ---------------------------------

                                               A Member of TravelersGroup [LOGO]









                                                                    SMITH BARNEY
                                                                     FUNDS, INC.
                                                                      SHORT-TERM
                                                                   U.S. TREASURY
                                                            SECURITIES PORTFOLIO


                                                            388 Greenwich Street
                                                        New York, New York 10013



                                                               FD 2319 4/97

P R O S P E C T U S
SMITH BARNEY FUNDS, INC.

Income Return
Account Portfolio

APRIL 30, 1997

PROSPECTUS BEGINS ON PAGE ONE

[LOGO] Smith Barney Mutual Funds
Investing for your future.
Everyday.


PROSPECTUS
APRIL 30, 1997

Smith Barney Funds, Inc.
Income Return Account Portfolio
388 Greenwich Street
New York, New York 10013
(800) 451-2010

Smith Barney Funds, Inc. (the "Fund") is an investment company consisting of four different Portfolios.

The Income Return Account Portfolio (the "Portfolio") seeks high current income from a portfolio of high quality debt obligations and employs an immunization strategy to minimize the risk of loss of account value.

This Prospectus sets forth concisely certain information about the Fund and the Portfolio, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

Additional information about the Portfolio is contained in a Statement of Additional Information dated April 30, 1997, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




TABLE OF CONTENTS



PROSPECTUS SUMMARY	3

FINANCIAL HIGHLIGHTS	12

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES	17

VALUATION OF SHARES	19

DIVIDENDS, DISTRIBUTIONS AND TAXES	19

PURCHASE OF SHARES	21

EXCHANGE PRIVILEGE	32

REDEMPTION OF SHARES	36

MINIMUM ACCOUNT SIZE	39

PERFORMANCE	40

MANAGEMENT OF THE FUND	41

DISTRIBUTOR	43

ADDITIONAL INFORMATION	44

APPENDIX	A-1


No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.


PROSPECTUS SUMMARY

The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospectus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, management investment company. The Portfolio seeks high current income from a portfolio of high quality debt obligations and employs an immunization strategy to minimize the risk of loss of account value. See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Portfolio offers several classes of shares ("Classes") to current investors who have elected to reinvest their income and capital gain contributions: Class A shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject; Class Y shares, which are offered only to investors meeting an initial investment minimum of $5,000,000.

Class A Shares. Class A shares of the Portfolio are sold at net asset value plus an initial sales charge of up to 2.00% and are not subject to an annual service fee. The initial sales charges may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary - Reduced or No Initial Sales Charge"

Class C Shares. Class C shares are sold at net asset value with no initial sales charge at the time of purchase. Class C shares of the Portfolio are subject to an annual service fee of 0.15% and an annual distribution fee of 0.20% of the average daily net assets of the Class C shares. All Class C investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Portfolio shares, which when combined with current holdings of Class C shares of a Portfolio equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

In deciding which Class of Portfolio shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in a Portfolio. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because a Portfolio's future return cannot be predicted, however, there can be no assurance that this would be the case.

Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame.

Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Portfolio. In addition, Class A share purchases of $500,000 or more, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney listed under "Exchange Privilege." Class A share purchases also may be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares.
Investors should understand that the purpose of the CDSC on the Class C shares is the same as that of the initial sales charge on the Class A shares.

See "Purchase of Shares" and "Management of the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

PURCHASE OF SHARES Shares are offered to current investors who have elected to reinvest their income and capital gain distributions.

INVESTMENT MINIMUMS Investors in Class A, Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for purchases of Portfolio shares and the subsequent investment requirement for all Classes is $25. The minimum initial investment requirements for purchases of Portfolio shares through the Systematic Investment Plan are described below. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Portfolio offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Portfolio shares. The minimum initial investment requirement for Class A and Class C shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a
monthly basis is $25 and on a quarterly basis is $50.   See
"Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business.
See "Purchase of Shares" and "Redemption of Shares."

MANAGEMENT OF THE PORTFOLIO Smith Barney Mutual Funds Management Inc. ("the "Manager") serves as the Portfolios' investment manager. The Manager is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See
"Management of the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith
Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Portfolio for the prior day generally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney
Financial Consultant.  See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are paid monthly on shares of the Portfolio.
Distributions of net realized capital gains, if any, are paid annually. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Portfolio's investment objective will be achieved. The value of the Portfolio's investments, and thus the net asset value of the Portfolio's shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Portfolio invests. See "Investment Objective and Management Policies."

THE PORTFOLIO'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Portfolios, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Portfolio's operating expenses for its most recent fiscal year:

INCOME RETURN ACCOUNT PORTFOLIO

CLASS A
CLASS C
CLASS Y






SHAREHOLDER TRANSACTION EXPENSES



Maximum sales charge imposed on
purchases
(as a percentage of offering
price)


2.00 %


None


None

Maximum CDSC (as a percentage of
original cost or redemption
proceeds, whichever is lower)

None*

1.00%

None






INCOME RETURN ACCOUNT PORTFOLIO





Management fees
0.45%
0.45%
0.45%

12b-1 fees**
n/a
0.35
n/a

Other expenses
0.81
0.80
0.72

TOTAL PORTFOLIO OPERATING
EXPENSES

1.26%

1.60%

1.17%






* Purchases of Class A shares of $500,000 or more, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class
C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

Class A shares of the Portfolio purchased through the Smith Barney AssetOne Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Portfolio shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class C and certain Class A shares, the length of time the shares are held. See "Purchase of Shares" and "Redemption of Shares."

Smith Barney Inc. ("Smith Barney") receives an annual 12b-1 fee of 0.35% of the value of average daily net assets of Class C shares, consisting of a 0.20% distribution fee and a 0.15% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.


EXAMPLE

The following example is intended to assist an investor in understanding the various costs that an investor in the Portfolio will bear directly or indirectly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of Shares,"
"Redemption of Shares" and "Management of the Fund."


1 YEAR
3 YEARS
5 YEARS
10 YEARS*







An investor would pay
the following
expenses on a $1,000
investment, assuming
(1) 5.00% annual
return and (2)
redemption at the end
of each time period:











Income Return
Account Portfolio





Class A
$ 33
$ 59
$ 88
$ 169

Class C
26
50
87
190

Class Y
12
37
64
142

An investor would pay
the following
expenses on the same
investment, assuming
the same annual
return and no
redemption:





Income Return Account
Portfolio





Class A
$ 33
$ 59
$ 88
$ 169

Class C
16
50
87
190

Class Y
12
37
64
142







* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Portfolio's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



FINANCIAL HIGHLIGHTS

The following information has been audited by KPMG Peat
Marwick LLP, independent auditors, whose report thereon appears in the Portfolio's Annual Report dated December 31,
1996. The information set out below should read in conjunction with the financial statements and related notes that also appear in the Portfolio's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH YEAR:

INCOME RETURN ACCOUNT PORTFOLIO
CLASS A SHARES
1996
1995
1994
1993
1992
1991


NET ASSET VALUE,
BEGINNING OF YEAR

$9.60

$ 9.34

$ 9.59

$ 9.68

$ 9.65

$ 9.38

INCOME FROM OPERATIONS:







Net investment income
0.44
0.51
0.46
0.45
0.52
0.67

Net realized and
unrealized gain (loss)

(0.06)

0.26

(0.26)

(0.07)

0.03

0.33

Total Income from
Operations
0.38
0.77
0.20
0.38
0.55
1.00

LESS DISTRIBUTIONS
FROM:







Net investment income
(0.47)
(0.51)
(0.45)
(0.47)
(0.52)
(0.73)

Capital
(0.03)
n/a
n/a
n/a
n/a
n/a
n/a

Total Distributions
(0.50)
(0.51)
(0.45)
(0.47)
(0.52)
(0.73)

NET ASSET VALUE, END OF
YEAR

$ 9.48

$ 9.60

$ 9.34

$ 9.59

$ 9.68

$ 9.65

TOTAL RETURN (P)
4.08%
8.43%
2.14%
4.00%
5.85%
11.06%

NET ASSETS, END OF YEAR
(000S)

$14,948

$16,324

$18,918

$50,874

$48,538

$33,682

RATIOS TO AVERAGE NET
ASSETS:







Expenses
1.26%
0.69%
0.56%
0.53%
0.50%
0.49%

Net investment income
4.82
5.38
4.60
4.67
5.33
6.98

PORTFOLIO TURNOVER RATE

122%

107.30%

126.64%

152.04%

84.15%

30.44%

INCOME RETURN ACCOUNT PORTFOLIO
CLASS A SHARES (CONTINUED)

1990

1989

1988

1987


NET ASSET VALUE, BEGINNING
OF YEAR
$ 9.31
$ 9.12
$ 9.26
$ 9.43

INCOME FROM OPERATIONS:





Net investment income
0.73
0.75
0.71
0.68

Net realized and
unrealized gain (loss)
0.08
0.19
(0.13)
(0.19)

Total Income from
Operations
0.81
0.94
0.58
0.49

LESS DISTRIBUTIONS FROM:





Net investment income
(0.74)
(0.75)
(0.72)
(0.60)

Capital
n/a
n/a
n/a
(0.06)

Total Distributions
(0.74)
(0.75)
(0.72)
(0.66)

NET ASSET VALUE, END OF
YEAR

$ 9.38

$ 9.31

$ 9.12

$ 9.26

TOTAL RETURN (P)
9.10%
10.67%
6.48%
5.36%

NET ASSETS, END OF YEAR
(000S)
$24,058
$27,604
$53,950
$55,494

RATIOS TO AVERAGE NET
ASSETS:





Expenses
0.43%
0.43%
0.44%
0.35%

Net investment income
7.92
8.13
7.78
7.37

PORTFOLIO TURNOVER RATE
27.90%
33.17%
124.33%
68.21%

++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

(PTotal)returns do not reflect any sales charges.



INCOME RETURN ACCOUNT PORTFOLIO

CLASS C SHARES

CLASS Y SHARES


1996
1995
1994(1
)
1993
1992(
2)

1996
1995
1994(3)
1993(4
)



NET ASSET
VALUE,
BEGINNING OF
YEAR



$9.60




$
9.34



$ 9.58



$ 9.68



$
9.69




$
9.60



$
9.34



$ 9.59



$ 9.72

INCOME FROM
OPERATIONS:











Net
investment
income

0.41

0.48

0.42

0.45

0.03


0.45

0.51

0.44

0.42

Net realized
and
unrealized
gain (loss)


(0.06)


0.26


(0.24)


(0.12)


n/a



(0.06)


0.26


(0.25)


(0.13)

Total Income
from
Operations

0.35

0.74

0.18

0.33

0.03


0.39

0.77

0.19

0.29

LESS
DISTRIBUTION S FROM:











Net
investment
income

(0.44)

(0.48)

(0.42)

(0.43)

(0.04)


(0.48)

(0.51)

(0.44)

(0.42)

Capital
(0.03)
n/a
n/a
n/a
n/a

(0.03)
n/a
n/a
n/a

Total
Distributions
(0.47)
(0.48)
(0.42)
(0.43)
(0.04)

(0.51)
(0.51)
(0.44)
(0.42)

NET ASSET
VALUE, END
OF YEAR


$
9.48


$
9.60


$ 9.34


$ 9.58


$
9.68



$9.48


$
9.60


$ 9.34


$ 9.59

TOTAL RETURN
(P)

3.72%

8.06%

1.86%

3.53%

0.31%
++


4.18%

8.43%

2.01%

3.01%+
+

NET ASSETS,
END OF YEAR
(000S)


$2,090


$2,520


$3,055


$3,993


$10



$
636


$ 952


$3,235


$5,412

RATIOS TO
AVERAGE NET
ASSETS:











Expenses
1.60%
1.02%
0.94%
0.90%
0.86%
+

1.17%
0.73%
0.69%
0.75%+

Net
investment
income

4.46

4.89

4.40

4.25

5.71+


5.12

5.43

4.65

4.78+

PORTFOLIO
TURNOVER RATE


122%


107.3
%


126.64
%


152.04
%


84.15%



122%


107.3%


126.64%


152.04%

(1) On November 7, 1994 former Class B shares were renamed
Class C shares.
(2) For the period from December 16, 1992 (inception date) to
December 31, 1992.
(3) On November 7, 1994, former Class C shares were renamed
Class Y shares.
(4) For the period from February 1, 1993 (inception date) to
December 31, 1993.



++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

(P)Total returns do not reflect any sales charges.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The Portfolio invests in U.S. Government Obligations (see "Appendix"), bankers' acceptances, certificates of deposit, securities backed by letters of credit, commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") and notes and bonds, including floating rate issues, rated A or better by S&P or Moody's or, if not rated, of comparable quality as determined by the Manager. The Portfolio's investments in U.S. Government Obligations will be in obligations with remaining maturities of five years or less, and its investments in corporate debt obligations will be in obligations with remaining maturities of three years or less. Normally, approximately one-third of the Portfolio will consist of obligations that have remaining maturities of less than one year; however, it is expected there may be occasions when up to 100% of the Portfolio will be invested in securities maturing within one year. This portfolio composition is intended to achieve a higher level of income than would otherwise be available from an exclusively short-term portfolio with substantially less risk than that of a conventional bond or note portfolio. While minor day-to-day price fluctuations are unavoidable, it is believed that the Portfolio's immunization strategy will produce sufficient income accrual during adverse market conditions to offset any potential loss in the Portfolio security value measured over a three-month period.

The investment objective and policies of the Portfolio whose objective and policies may be changed only by the "vote of a majority of the outstanding voting securities," as defined in the Investment Company Act of 1940 (the "1940 Act").

PORTFOLIO TURNOVER

The Portfolio will not engage in the trading of securities for the purpose of realizing short-term profits; however, the Portfolio will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Portfolio's investment objective. As the portfolio turnover rate increases, so will the Portfolio's dealer mark-ups and other transaction related expenses. Investors should realize that risk of loss is inherent in the ownership of any securities and that shares of a Portfolio will fluctuate with the market value of its securities.

VALUATION OF SHARES

The Portfolio's net asset value per share is determined as of the close of regular trading on the NYSE, on each day that the NYSE is open, by dividing the value of the Portfolio's net assets attributable to each Class by the total number of shares of the Class outstanding.

Obligations are valued at the mean between the bid and asked quotations for such securities or if no quotations are available, then for securities of similar type, yield and maturity. Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less are valued at amortized cost when the Board of Directors has determined that amortized cost equals fair value, unless market conditions dictate otherwise. Other investments of a Portfolio, including restricted securities, if any, are valued at a fair value determined by the Board of Directors in good faith.

DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS

The Fund declares monthly income dividends on shares of the Portfolio and makes annual distributions of capital gains, if any, on such shares.

If a shareholder does not otherwise instruct, dividends and capital gain dis-tributions will be reinvested automatically in additional shares of the same
Class at net asset value, subject to no sales charge or CDSC.

Income dividends and capital gain distributions that are invested are credited to shareholders' accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying his or her Smith Barney Financial Consultant. Accounts held directly by First Data should notify First Data in writing at least five business days prior to the payment date to permit the change to be entered in the shareholder's account.

The per share dividends on Class C shares of the Portfolio may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class C shares. The per share dividends on Class A shares of the Portfolio may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class C and Class Y shares.

TAXES

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Code to be relieved of federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders. To qualify, the Portfolio must meet certain tests, including distributing at least 90% of its investment company taxable income, and deriving less than 30% of its gross income from the sale or other disposition of certain investments held for less than three months.

Dividends from net investment income and distributions of realized short-term capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of a Portfolio, are taxable to shareholders as ordinary income. The Portfolio's dividends will not qualify for the dividends received deduction for corporations. Dividends and distributions declared by the Portfolio may also be subject to state and local taxes. Distributions out of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders as long-term capital gains. Information as to the tax status of dividends paid or deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but not later than January 31.

It is the policy of the Fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and net taxable gains of the Portfolio to its shareholders. Dividends derived from net investment income and capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the same Portfolio, are taxable to shareholders of the Portfolio. Information as to the tax status of dividends deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but no later than January 31. The foregoing relates to Federal income taxation. Dividends may also be subject to state and local taxes; investors should consult with their tax advisors regarding state and local taxes.

PURCHASE OF SHARES


GENERAL

The Portfolio offers several Classes of shares to current investors who have elected to reinvest their income and capital gain contributions. Class A shares are sold to investors with an initial sales charge and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $5,000,000 (except for purchases of Class Y shares by Smith Barney Concert
Allocation Series Inc., for which there is no minimum purchase amount). See "Prospectus Summary - Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data Investor Services Group Inc. ("First Data"), the Fund's transfer agent, are not subject to a maintenance fee.

Investors in Class A and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan in the Portfolio. Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under
Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A and Class C shares and the subsequent investment requirement for all Classes in the Portfolio is $25. For shareholders purchasing shares of the Portfolio through the Systematic Investment Plan, on a monthly basis the minimum initial investment requirement for Class A and Class C shares and the subsequent investment requirement for all Classes is $50 on a quarterly basis. There are no minimum investment requirements in Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.

Purchase orders for a Portfolio that are received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Portfolio calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day a Portfolio calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Portfolio shares is due on the third day after the trade date. In all other cases, payment must be made with the purchase order.

SYSTEMATIC INVESTMENT PLAN

Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the shareholder's Portfolio account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

INITIAL SALES CHARGE ALTERNATIVE - CLASS A SHARES

The sales charge applicable to purchases of Class A shares of the Portfolio are as follows:


SALES CHARGE




AMOUNT OF
TRANSACTION


% OF OFFERING
PRICE


% OF AMOUNT
INVESTED
DEALERS'
REALLOWANCE AS %
OF OFFERING PRICE






Less than $500,000
2.00%
2.04%
1.80%

$500,000 and over
*
*
*











* Purchases of Class A shares of $500,000 or more, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Portfolio made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

INITIAL SALES CHARGE WAIVERS

Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate familes of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with a Portfolio by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) shareholders who have redeemed Class A shares in a Portfolio (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge equal to or greater than the maximum sales charge of a Portfolio) and who wish to reinvest their redemption proceeds in a Portfolio, provided the reinvestment is made within 60 calendar days of the redemption; and (e) purchases of accounts managed by registered investment advisory subsidiaries of Travelers. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

RIGHT OF ACCUMULATION

Class A shares of a Portfolio may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of a Portfolio and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

GROUP PURCHASES

Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative - Class A Shares" and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for pay-roll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Portfolio shares at a discount and (c) satisfies uniform criteria which enables Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Portfolio and the members, and must agree to include sales and other materials related to the Portfolio in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

LETTER OF INTENT

Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13-month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Portfolio and other funds of the Smith Barney Mutual Funds offered with a sales charge over a 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of a Portfolio and agree to purchase a total of $5,000,000 of Class Y shares of the same Portfolio within six months from the date of the Letter. If a total investment of $5,000,000 is not made within the six-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) (except the Income Return Account Portfolio's Class A shares will not be subject to a service fee) and expenses applicable to the Portfolio's Class A shares, which may include a CDSC of 1.00%. Please contact a Smith Barney Financial Consultant or First Data for further information.

DEFERRED SALES CHARGE ALTERNATIVES

CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in a Portfolio. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class C shares; and (b) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Portfolio assets; (b) reinvestment of dividends or capital gain distributions; or (c) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month.

In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Portfolio shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

WAIVERS OF CDSC

The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares in connection with a combination of a Portfolio with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

CDSC waivers will be granted subject to confirmation (by Smith
Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.


EXCHANGE PRIVILEGE

Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

FUND NAME

Growth Funds

Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Fundamental Value Fund Inc.
Smith Barney Growth Opportunity Fund
Smith Barney Managed Growth Fund
Smith Barney Natural Resources Fund Inc.
Smith Barney Special Equities Fund

Growth and Income Funds

Concert Social Awareness Fund
Smith Barney Convertible Fund
Smith Barney Funds, Inc. - Equity Income Portfolio
Smith Barney Growth and Income Fund
Smith Barney Premium Total Return Fund
Smith Barney Utilities Fund

Taxable Fixed-Income Funds

**Smith Barney Adjustable Rate Government Income Fund
Smith Barney Diversified Strategic Income Fund

+++Smith Barney Funds, Inc. - Short-Term U.S. Treasury
Securities Portfolio
Smith Barney Funds, Inc. - U.S. Government Securities
Portfolio
Smith Barney Government Securities Fund
Smith Barney High Income Fund
Smith Barney Investment Grade Bond Fund
Smith Barney Managed Governments Fund Inc.

Tax-Exempt Funds

Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.

*Smith Barney Intermediate Maturity California Municipals
Fund
*Smith Barney Intermediate Maturity New York Municipals
Fund

Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund

Smith Barney Muni Funds - Florida Portfolio
Smith Barney Muni Funds - Georgia Portfolio
*Smith Barney Muni Funds - Limited Term Portfolio
Smith Barney Muni Funds - National Portfolio

Smith Barney Muni Funds - New York Portfolio
Smith Barney Muni Funds - Ohio Portfolio
Smith Barney Muni Funds - Pennsylvania Portfolio
Smith Barney New Jersey Municipals Fund Inc.

Smith Barney Oregon Municipals Fund
Smith Barney Tax-Exempt Income Fund

International Funds

Smith Barney World Funds, Inc. - Emerging Markets Portfolio
Smith Barney World Funds, Inc. - European Portfolio
Smith Barney World Funds, Inc. - Global Government Bond
Portfolio
Smith Barney World Funds, Inc. - International Balanced
Portfolio
Smith Barney World Funds, Inc. - International Equity
Portfolio
Smith Barney World Funds, Inc. - Pacific Portfolio

Smith Barney Concert Allocation Series Inc.

Smith Barney Concert  Allocation Series Inc. - High Growth
Portfolio

Smith Barney Concert  Allocation Series Inc. - Growth
Portfolio

Smith Barney Concert Allocation Series Inc. - Balanced
Portfolio

Smith Barney Concert Allocation Series Inc. - Conservative
Portfolio

Smith Barney Concert Allocation Series Inc. - Income
Portfolio

Money Market Funds

+Smith Barney Exchange Reserve Fund
++Smith Barney Money Funds, Inc. - Cash Portfolio
++Smith Barney Money Funds, Inc. - Government Portfolio
***Smith Barney Money Funds, Inc. - Retirement Portfolio
+++Smith Barney Municipal Money Market Fund, Inc.
+++Smith Barney Muni Funds - California Money Market
Portfolio
+++Smith Barney Muni Funds - New York Money Market
Portfolio

* Available for exchange with Class A, Class C and Class Y shares of each
   Portfolio.
** Available for exchange with Class A shares of each Portfolio. In addition, shareholders who own Class C shares of a Portfolio through the Smith Barney 401(k)
Program may exchange those shares for Class C shares of this fund.
*** Available for exchange with Class A shares of each Portfolio.
+ Available for exchange with Class B and Class C shares of each Portfolio.
++ Available for exchange with Class A and Class Y shares of each Portfolio. In addition, shareholders who own
Class C shares of a Portfolio through the Smith Barney
401(k) Program may exchange those shares for Class C shares of this fund.
+++Available for exchange with Class A and Class Y shares of each Portfolio.

Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of a Portfolio that have been exchanged.

Class A and Class Y Exchanges. Class A and Class Y shareholders of the Portfolio who wish to exchange all or a portion of their shares for shares in any of the funds identified above may do so without imposition of any charge.

Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Portfolio's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Portfolio's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Portfolio or (b) remain invested in the Portfolio or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares - Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Portfolio reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES

The Fund is required to redeem the shares of the Portfolio tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:


Smith Barney Funds, Inc./Income Return Account Portfolio
Class A,B,C or Y (please specify)

c/o First Data Investor Services Group, Inc.
P.O. Box 5128
Westborough, Massachusetts 01581-5128


A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a written redemption request in excess of $2,000, share certificate or stock power must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

AUTOMATIC CASH WITHDRAWAL PLAN

The Portfolio offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of a Portfolio. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Portfolio shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Portfolio.)

Redemptions. Redemption requests of up to $10,000 of any class or classes of the Portfolio's shares, may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.

Additional Information regarding Telephone Redemption and Exchange Program. Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

MINIMUM ACCOUNT SIZE

The Fund reserves the right to redeem involuntarily any shareholder's account in a Portfolio if the aggregate net asset value of the shares held in that Portfolio account is less than $500. (If a shareholder has more than one account in any Portfolio, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE

From time to time the Portfolio may include its total return, average annual total return, yield and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class C and Class Y shares of the Portfolio. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information also may be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The yield of a Portfolio Class refers to the net investment income earned by investments in the class over a thirty-day period. This net investment income is then annualized, i.e., the amount of income earned by the investment during that thirty-day period is assumed to be earned each 30-day period for twelve periods and is expressed as a percentage of the investments. The yield quotation is calculated according to a formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. The Portfolio calculates current dividend return for each Class by annualizing the most recent monthly distribution, including net equalization credits or debits, and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class's current return to yields published for other investment companies and other investment vehicles. The Portfolio may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of the Portfolio are delegated to the Manager. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.

MANAGER

Smith Barney Mutual Funds Management, Inc. (the "Manager") manages the day- to-day operations of the Portfolio pursuant to a management agreement entered into by the Fund on behalf of the Portfolio under which the Manager offers the Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects and affairs of the Portfolio and furnishes the Portfolio with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund. By written agreement the research and other departments and staff of Smith Barney will furnish the Manager with information, advice and assistance and will be available for consultation on the Fund's Portfolios, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barney's services are paid for by the Manager on the basis of direct and indirect costs to Smith Barney of performing such services; there is no charge to the Fund for such services.
For the Portfolio's last fiscal year the management fee was 0.45% of the Portfolio's average net assets. Payment under the Portfolio's management agreement is made as promptly as possible after the last day of each month and is computed on the aggregate net assets of the Portfolio during the month. Total operating expenses for the Portfolio's average net assets for the last fiscal year were: 1.26%, 1.60% and 1.17% for Class A, Class C and Class Y shares, respectively.

The Manager was incorporated on March 12, 1968 under the laws of Delaware. As of January 31, 1997 the Manager had aggregate assets under management in excess of $80 billion. The Manager, Smith Barney and Holdings are each located at 388 Greenwich Street, New York, New York 10013. The term "Smith Barney" in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.

PORTFOLIO MANAGEMENT

Patrick Sheehan is a Managing Director of Smith Barney, a Vice President of Smith Barney Funds, Inc. and Portfolio Manager of the Portfolio. Mr. Sheehan manages the day to day operations of this Portfolio, including making all investment decisions. Prior to January 1992, Mr. Sheehan was a Portfolio Manager at Value Line Inc., Senior Vice President of Seaman's Bank for Savings, Assistant Vice President of Capital Markets of Federal Home Loan Board of New York and Vice President and Treasurer of Poughkeepsie Savings Bank.

Management's discussion and analysis and additional performance information regarding the Portfolio during the fiscal year ended December 31, 1996 is included in the Annual Report dated December 31, 1996. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

DISTRIBUTOR

Smith Barney distributes shares of the Portfolio as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution under Rule 12b-1 under the 1940 Act (the "Plan") adopted by the Portfolio, Smith Barney is paid a service fee with respect to such Portfolio's Class C shares at the annual rate of 0.15% of the average daily net assets attributable that Class. Smith Barney is also paid a distribution fee with respect to Class C shares of the Portfolio at the annual rate of 0.20% of the average daily net assets attributable to that Class.

The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Portfolio shares, including lease, utility, communications and sales promotion expenses.

The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to the Class C shares of the Portfolio, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

Payments under the Plan are not tied exclusively to the distribution and shareholder services expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Directors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION

The Fund, an open-end, diversified investment company, was incorporated in Maryland on December 2, 1966. The Fund has an authorized capital of 2,000,000,000 shares with a par value of $.01 per share. The Board of Directors has authorized the issuance of fifteen series of shares, each representing shares in one of fifteen separate Portfolios and may authorize the issuance of additional series of shares in the future. The assets of each Portfolio are segregated and separately managed and a shareholder's interest is in the assets of the Portfolio in which he or she holds shares. Class A, Class B, Class C, Class Y and Class Z (where available) shares of each Portfolio represent interests in the assets of that Portfolio and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertain to a particular Class. As described under "Voting" in the Statement of Additional Information, the Fund ordinarily will not hold shareholder meetings; however, shareholders have the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove directors and, as required by the 1940 Act, the Fund will assist shareholders in calling such a meeting. Shares do not have cumulative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.

PNC Bank, National Association, located at 17th and Chestnut
Streets, Philadelphia, Pennsylvania 19103, serves as custodian of the Portfolio's investments.

First Data, located at Exchange Place, Boston, Massachusetts
02109, serves as the Fund's transfer agent.

The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Smith Barney Financial Consultant or the Fund's transfer agent.

APPENDIX

GNMA Securities. Government National Mortgage Association ("GNMA"), an agency of the United States Government, guarantees the timely payment of monthly installments of principal and interest on modified pass-through Certificates, whether or not such amounts are collected by the issuer of these Certificates on the underlying mortgages. Scheduled payments of principal and interest are made each month to holders of GNMA Certificates (such as the U.S. Government Securities Portfolio). Unscheduled prepayments of mortgages are passed through to holders of GNMA Certificates at par with the regular monthly payments of principal and interest, which have the effect of reducing future payments on such Certificates. The income portions of monthly payments received by these Portfolios will be included in their net investment income. See "Dividends, Distributions and Taxes."

GNMA Certificates have historically involved no credit risk; however, due to fluctuations in interest rates, the market value of such securities will vary during the period of a shareholder's investment in the U.S. Government Securities Portfolio. Prepayments and scheduled payments of principal will be reinvested by the U.S. Government Securities Portfolio in then available GNMA Certificates which may bear interest at a rate lower or higher than the Certificate from which the payment was received. As with other debt securities, the price of GNMA Certificates is likely to decrease in times of rising interest rates; however, in periods of falling interest rates the potential for prepayment may reduce the general upward price increase of GNMA Certificates that might otherwise occur. If the U.S. Government Securities Portfolio buys GNMA Certificates at a premium, mortgage foreclosures or prepayments may result in a loss to the Portfolio of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

Other U.S. Government Obligations. In addition to GNMA Securities and direct obligations of the U.S. Treasury (such as Treasury Bills, Notes and Bonds), U.S. Government Obligations in which the Fund may invest include: (1) obligations of, or issued by, Banks for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, the Federal Home Loan Bank Board, or the Student Loan Marketing Association; (2) other securities fully guaranteed as to principal and interest by the United States of America; (3) other obligations of, or issued by, or fully guaranteed as to principal and interest by the Federal National Mortgage Association or any agency of the United States; and (4) obligations currently or previously sold by the Federal Home Loan Mortgage Corporation.

Repurchase Agreements. A repurchase agreement arises when the Fund purchases a security for a Portfolio and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price, which reflects an agreed-upon rate of return for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the Fund may be delayed or limited or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. A Portfolio will only enter into repurchase agreements with broker/dealers or other financial institutions that are deemed creditworthy by the Manager under guidelines approved by the Board of Directors. It is the policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment together with any other illiquid assets held by the Portfolio amount to more than 15% of that Portfolio's total assets.

  Delayed Delivery. A delayed delivery transaction involves the purchase of securities at an agreed-upon price on a specified future date. At the time the Fund enters into a binding obligation to purchase securities on a delayed delivery basis the Portfolio has all the rights and risks attendant to the ownership of the security and therefore must maintain with the Custodian a segregated account with assets of a dollar amount sufficient to make payment for the securities to be purchased. The value of the securities on the delivery date may be more or less than their purchase price. Securities purchased on a delayed delivery basis do not generally earn interest until their scheduled delivery date.


Smith Barney

A Member of TravelersGroup [LOGO]




SMITH BARNEY
FUNDS, INC.



INCOME RETURN
ACCOUNT PORTFOLIO

388 Greenwich Street
New York, New York 10013

FD 4/97




	Part B

	April 30, 1997

	SMITH BARNEY FUNDS, INC.
	388 Greenwich Street
	New York, New York  10013

	STATEMENT OF ADDITIONAL INFORMATION


Smith Barney Funds, Inc. (the "Fund") currently consists of four Portfolios: the Equity Income Portfolio, the U.S.
Government Securities Portfolio, the Income Return Account
Portfolio and the Short-Term U.S. Treasury Securities
Portfolio. (collectively referred to as "Portfolios" and individually as "Portfolio").

This Statement of Additional Information is not a prospectus.
 It is intended to provide more detailed information about Smith Barney Funds, Inc. as well as matters already discussed in the Prospectus of the applicable Portfolio and therefore should be read in conjunction with such Portfolio's Prospectus which may be obtained from the Fund or a Smith Barney Financial Consultant.



	TABLE OF CONTENTS




Directors and Officers		2
Investment Policies		4
Investment Restrictions		7
Additional Tax Information		11
IRA and Other Prototype Retirement Plans		12
Performance Information		13
Valuation of Shares		16
Purchase and Redemption of Shares		17
Investment Management Agreement
  and Other Services		17
Custodian		20
Independent Auditors		20
Voting		20
Financial Statements		26
Appendix - Ratings of Debt Obligations		27


	DIRECTORS AND OFFICERS


*JESSICA M. BIBLIOWICZ, Director and President
Executive Vice President of Smith Barney Inc. ("Smith Barney"); Director of twelve investment companies associated with Smith Barney, President of thirty-nine investment companies associated with Smith Barney; President and Chief Executive Officer of Smith Barney Mutual Funds Management, Inc. (the "Manager"). Prior to January 1994, Director of Sales and Marketing for Prudential Mutual Funds; 37.

JOSEPH H. FLEISS, Director
Retired, 3849 Torrey Pines Blvd., Sarasota, Florida 34238. Director of ten investment companies associated with Smith Barney. Formerly Senior Vice President of Citibank, Manager of Citibank's Bond Investment Portfolio and Money Management Desk and a Director of Citicorp Securities Co., Inc; 79.

DONALD R. FOLEY, Director
Retired, 3668 Freshwater Drive, Jupiter, Florida 33477.
Director of ten investment companies associated with Smith
Barney.  Formerly Vice President of Edwin Bird Wilson,
Incorporated (advertising); 74.

PAUL HARDIN, Director
Interim President of University of Alabama at Birmingham; Professor of Law at University of North Carolina at Chapel Hill, 103 S. Building, Chapel Hill, North Carolina 27599; Director of twelve investment companies associated with Smith Barney; and a Director of The Summit Bancorporation; Formerly, Chancellor of the University of North Carolina at Chapel Hill, University of North Carolina; 65.

FRANCIS P. MARTIN, Director
Practicing physician, 2000 North Village Avenue, Rockville
Centre, New York 11570. Director of ten investment companies associated with Smith Barney. Formerly President of the Nassau Physicians' Fund, Inc.; 72.

*HEATH B. McLENDON, Chairman of the Board and Chief Executive
Officer
Managing Director of Smith Barney ; Director of forty-one investment companies associated with Smith Barney; Chairman of the Manager; Chairman of the Board of Smith Barney Strategy Advisors Inc.; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers; Vice Chairman of the Board of Asset Management; 63.

RODERICK C. RASMUSSEN, Director
Investment Counselor, 81 Mountain Road, Verona, New Jersey
07044. Director of ten investment companies associated with Smith Barney. Formerly Vice President of Dresdner and Company
Inc. (investment counselors); 70.

* Designates an "interested person" as defined in the Investment Company Act of 1940 whose business address is 388
Greenwich Street, New York, New York 10013.



*BRUCE D. SARGENT, Director and Vice President
Managing Director of Smith Barney  and Vice President and
Director of the Manager and of three investment companies associated with Smith Barney; 53.

JOHN P. TOOLAN, Director
Retired, 13 Chadwell Place, Morristown, New Jersey 07960. Director of ten investment companies associated with Smith Barney. Formerly, Director and Chairman of Smith Barney Trust Company, Director of Smith Barney Holdings Inc. and the Manager and Senior Executive Vice President, Director and Member of the Executive Committee of Smith Barney; 66.

*LEWIS E. DAIDONE, Senior Vice President and Treasurer Managing Director of Smith Barney, Senior Vice President and Treasurer of forty-one investment companies associated with Smith Barney, and Director and Senior Vice President the Manager; 38.

*PATRICK SHEEHAN, Vice President
Managing Director of Smith Barney and Vice President of two investment companies associated with Smith Barney. Prior to January 1992, Portfolio Manager of Value Line Inc., Senior Vice President of Seaman's Bank for Savings, Assistant Vice President of Capital Markets of Federal Home Loan Board of New York and Vice President and Treasurer of Poughkeepsie Savings Bank; 49.

*JAMES E. CONROY, Vice President
Managing Director of Smith Barney and Vice President of four investment companies associated with Smith Barney; prior to July 1993, Managing Director of Shearson Lehman Advisors; 45.

* AYAKO WEISSMAN, Vice President
Managing Director of Smith Barney and Vice President of one investment company associated with Smith Barney; 39.

*THOMAS M. REYNOLDS, Controller and Assistant Secretary
Director of Smith Barney and Controller and Assistant
Secretary of thirty-seven investment companies associated with Smith Barney; 37.

*CHRISTINA T. SYDOR, Secretary
Managing Director of Smith Barney, Secretary of forty-one investment companies associated with Smith Barney; Secretary and General Counsel of the Manager; 46.

On April 11, 1997, directors and officers owned in the aggregate less than 1% of the outstanding shares of each Portfolio.

* Designates an "interested person" as defined in the Investment Company Act of 1940 whose business address is 388
Greenwich Street, New York, New York 10013.


The following table shows the compensation paid by the Fund to each incumbent director during the Fund's last fiscal year. None of the oficers of the Fund received any compensation from the Fund for such period. Officers and interested directors of the Fund are compensated by Smith Barney.

COMPENSATION
TABLE
				                                         		 Total
				Pension or		Compensation	Number of
				Retirement		from Fund	Funds for
		Aggregate	Benefits Accrued		and Fund	Which 	director
		Compensation 	as part of 		Complex	Serves Within
Name of Person	  from Fund 	  Fund Expenses  	Paid to Directors	 Fund Complex
Jessica M. Bibliowicz*	$0	$0			$0	12
Joseph H. Fleiss+	 	4,213	 0	 		58,500	10
Donald R. Foley+	 4,113	 0	 		58,300	10
Paul Hardin	  	4,413	 0	 		76,850	12
Heath B. McLendon*	 0	 0			0 	41
Francis P. Martin+	 4,113	 0	  		58,300	10
Roderick C. Rasmussen	 4,213	 0	  		58,500	10
Bruce D. Sargent*	0	0			0	3
John P. Toolan+	 	4,213	0			58,500	10
C. Richard Youngdahl**	4,213	0			58,500	10

*  Designates an "interested director".
** Effective January 1, 1997, Mr. Youngdahl elected to become
Director Emeritus.
+ Pursuant to the Fund's deferred compensation plan, the indicated Directors have elected to defer the following payment of some or all of their compensation: Joseph H. Fleiss
- $658; Donald R. Foley - $658; Francis P. Martin $4,113; and John P. Toolan - $4,213.

Upon attainment of age 72 the Fund's current Directors may elect to change to emeritus status. Any directors elected or appointed to the Board in the future will be required to change to emeritus status upon attainment of age 80. Directors Emeritus are entilted to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund's Directors, together with reasonable out-of-pocket expenses for each meeting attended.

	INVESTMENT POLICIES


The Articles of Incorporation of the Fund permit the Board of Directors to establish additional Portfolios of the Fund from time to time. The investment objectives, policies and restrictions applicable to additional Portfolios would be established by the Board of Directors at the time such Portfolios were established and may differ from those set forth in the Prospectus and this Statement of Additional Information.

	The Fund effects portfolio transactions with a view towards attaining the investment objectives of the Portfolios and is not limited to a predetermined rate of portfolio turnover. A high portfolio turnover results in correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other transaction costs that a Portfolio will bear directly, and may result in the realization of net capital gains which are taxable when distributed to shareholders. See " Financial Highlights" in the Prospectus and "Investment Management Agreement and Other Services - Brokerage" in this Statement of Additional Information.

	Each Portfolio, other than the Short-Term U.S. Treasury Securities Portfolio, may invest in investment grade bonds, i.e. U.S. Government Obligations or bonds rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A and BBB by Standard & Poor's ("S&P").

Repurchase and Reverse Repurchase Agreements. Each Portfolio may on occasion enter into repurchase agreements, wherein the seller agrees to repurchase a security from the Portfolio at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price, which reflects the agreed-upon rate of return for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the Portfolio may be delayed or limited or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. A Portfolio will only enter into repurchase agreements with broker/dealers or other financial institutions that are deemed creditworthy by the Manager under guidelines approved by the Board of Directors. It is the policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment together with any other illiquid assets held by a Portfolio amount to more than 15% of that Portfolio's total assets.

The Fund has never entered into reverse repurchase agreements even though it is permitted to do so on behalf of the Income Return Account Portfolio. The Fund does not currently intend to commit to such agreements more than 5% of the net assets of any of the Income Return Account Portfolio, although the fundamental policies of the Income Return Account Portfolio permits the Income Return Account Portfolio to invest up to 1/3 of its total assets in reverse repurchase agreements, and this right is reserved. The U.S. Government Securities and the Short-Term U.S. Treasury Securities Portfolios may enter into and may invest up to 1/3 of its total assets in reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of Portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Portfolio has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the Manager believes it will be advantageous to the Portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the participating Portfolio's assets. The Fund's custodian bank will maintain a separate amount for the Portfolio with securities having a value equal to or greater than such commitments.

	Securities Lending. Each Portfolio, other than the Income Return Account Portfolio and the Short-Term U.S. Treasury Securities Portfolio, may seek to increase its net investment income by lending its securities provided such loans are callable at any time and are continuously secured by cash or U.S. Government Obligations equal to no less than the market value, determined daily, of the securities loaned. The Portfolio will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending of securities the Fund may pay reasonable finders, administrative and custodial fees. Management will limit such lending to not more than one-third of the value of the total assets of the U.S. Government Securities Portfolio, and the investment restriction of the Equity Income Portfolio limits it to less than 20% of such Portfolio's net assets. Where voting or consent rights with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on the Portfolio's investment in the securities loaned. Apart from lending its securities and acquiring debt securities of a type customarily purchased by financial institutions, none of the foregoing Portfolios will make loans to other persons. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.
 Loans will only be made to borrowers whom the Manager deems to be of good standing and will not be made unless, in the judgment of the Manager, the interest to be earned from such loans would justify the risk.

	Foreign Investments. The Equity Income Portfolio may invest its assets in the securities of foreign issuers. Investments in foreign securities involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include currency exchange control regulations and costs, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and volume and more volatility in foreign securities markets and the impact of political, social, economic or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest on securities in a Portfolio. If it should become necessary, the Fund might encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. In addition, there may be less publicly available information about a non-U.S. company, and non-U.S. companies are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Furthermore, some of these securities may be subject to foreign brokerage and withholding taxes.

	For many foreign securities, there are U.S. dollar-denominated American Depositary Receipts ("ADRs"), which are traded in the United States on exchanges or over the counter and are sponsored and issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Portfolio can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting that those to which many foreign issuers may be subject.


Additional Policies - Equity Income Portfolio

	Although the Equity Income Portfolio may, as described below, sell short "against the box," and borrow money, the Equity Income Portfolio has not done so during the last fiscal year.

	Although the Equity Income Portfolio may lend money or assets, as described in
"Investment Restrictions", the Portfolio has not engaged in this practice within the last year.

	While the Equity Income Portfolio is permitted to invest in warrants (including 2% or less of the Portfolio's total net assets in warrants that are not listed on the New York Stock Exchange or American Stock Exchange), the Portfolio has not purchased any warrants during its last fiscal year.
For purposes
of computing the foregoing percentage, warrants acquired by the Portfolio in units or attached to securities will be deemed to be without value.

	In addition, although the Equity Income Portfolio may buy or sell put and call options (including swaps, caps, collars and floors) up to 15% of its net assets, provided such options are listed on a national securities exchange, neither Portfolio has done so in the last year, and the Portfolio does not currently intend to commit more than 5% of its assets to be invested in or subject to put and call options. A "call option" gives a holder the right to purchase a specific stock at a specified price referred to as the "exercise price," within a specific period of time (usually 3, 6, or 9 months).
 A "put option" gives a holder the right to sell a specific stock at a specified price within a specified time period.
The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Put and call options are currently traded on The Chicago Board Options Exchange and several other national exchanges. Institutions, such as the Fund, that sell (or "write") call options against securities held in their investment portfolios retain the premium. If the writer determines not to deliver the stock prior to the option's being exercised, the writer may purchase in the secondary market an identical option for the same stock with the same price and expiration date in fulfillment of the obligation. In the event the option is exercised the writer must deliver the underlying stock to fulfill the option obligation. The brokerage commissions associated with the buying and selling of call options are normally proportionately higher than those associated with general securities transactions.



	INVESTMENT RESTRICTIONS

	The Fund has adopted the following restrictions and fundamental policies that cannot be changed without approval by a "vote of a majority of the outstanding voting securities" of each Portfolio affected by the change as defined in the Investment Company Act of 1940, as amended (the "Act") and Rule 18f-2 thereunder (see "Voting").

	Without the approval of a majority of its outstanding voting securities the Equity Income Portfolio may not:

	1. Invest more than 5% of the value of its total assets in any one issuer (except securities of the U.S. Government and its instrumentalities); 2. Invest more than 25% of the value of its total assets in any one industry; 3. Invest more than 5% of its total assets in issuers with less than three years of continuous operation (including that of predecessors) or so-called "unseasoned" equity securities that are not either admitted for trading on a national stock exchange or regularly quoted in the over-the-counter market; 4. Purchase more than 10% of any class of outstanding securities, or any class of voting securities, of any one issuer; 5. Purchase any securities on margin; 6. Make short sales of securities or maintain a short position unless at all times when a short position is open, the Portfolio owns or has the right to obtain, at no added cost, securities identical to those sold short; 7. Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then not in excess of the lesser of 10% of its total assets taken at cost or 5% of the value of its total assets; 8. Mortgage or pledge any of its assets; 9. Act as a securities underwriter or invest in real estate or commodities (the purchase by the Portfolio of securities for which there is an established market of companies engaged in real estate activities or investments shall not be deemed to be prohibited by this fundamental investment limitation); 10. Invest in securities of another investment company except as permitted by Section 12(d)(1) of the Investment Company Act of 1940 or as part of a merger, consolidation, or acquisition; 11. Invest in or hold securities of an issuer if those officers and directors of the Fund, its Adviser, or Smith Barney owning beneficially more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer; 12. Invest in "restricted securities", that is, securities which at the time of purchase by the Portfolio would have to be registered under the Securities Act of 1933 before they could be sold; 13.
Invest in any company for the purpose of exercising control of management; 14. Have more than 15% of its net assets at any time invested in or subject to puts, calls or combinations thereof and may not purchase or sell options that are not listed on a national securities exchange; 15. Invest in interests in oil or gas or other mineral exploration or development programs; 16. Purchase or sell any securities other than shares of the Fund from or to the Adviser or any officer or director of the Adviser or the Fund; and 17. Lend money or assets, except that the Portfolio may purchase a portion of issues of publicly distributed bonds, debentures or notes and may invest in certificates of deposit or commercial paper, and may lend a portion of its portfolio securities to broker-dealers and financial institutions, provided that any such loan must be secured at all times by cash or U.S. Government Obligations equal at all times to at least 100% of the market value of the portfolio securities loaned. The Portfolio will not make a portfolio securities loan if immediately thereafter as a result thereof, portfolio securities with a market value of 20% or more of the Portfolio's total net assets would be subject to such loans.

	Without the approval of a majority of its outstanding voting securities the U.S. Government Securities Portfolio may not:

	1. Purchase any securities other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, some of which may be subject to repurchase agreements. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of such obligations; 2. Purchase securities on margin, sell securities short (provided however each Portfolio may sell short if it maintains a segregated account of cash or U.S. Government Obligations with the Custodian, so that the amount deposited in it plus the collateral deposited with the broker equals the current market value of the securities sold short and is not less than the market value of the securities at the time they were sold short) or purchase mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities); 3. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the value of each Portfolio's assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of 7 1/2% of the value of the Fund's assets at the time of such borrowing. (This borrowing provisions is not for investment leverage, but solely to facilitate management of each Portfolio by enabling each Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.) Borrowings may take the form of a sale of portfolio securities accompanied by a simultaneous agreement as to their repurchase; 4. Make loans, except through the purchase of debt obligations (described in restriction 1 above), repurchase agreements and loans of each Portfolio's securities; and 5. Act as an underwriter of securities except to the extent the Fund may be deemed to be an underwriter in connection with the sale of portfolio holdings.



	Without the approval of a majority of its outstanding voting securities the Income Return Account Portfolio may not:

	1. Purchase common stocks, preferred stocks, warrants, other equity securities or municipal obligations; 2. Borrow money except from banks for temporary purposes in an amount up to 10% of the value of its total assets and may pledge its assets in an amount up to 10% of the value of its total assets only to secure such borrowings. The Portfolio will borrow money only to accommodate requests for the redemption of shares while effecting an orderly liquidation of portfolio securities or to clear securities transactions and not for leveraging purposes. This restriction shall not be deemed to prohibit the Portfolio from entering into reverse repurchase agreements so long as not more than 33 1/3% of the Portfolio's total assets are subject to such agreements; 3. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer, except securities issued or guaranteed as to principal and interest by the U.S.
Government, its agencies or instrumentalities; 4. Purchase securities on margin or sell securities short; 5. Write or purchase put or call options; 6. Underwrite the securities of other issuers or knowingly purchase securities subject to restrictions on disposition under the Securities Act of 1933 (i.e. "restricted securities"); 7. Purchase or sell commodities or commodity futures contracts, oil and gas interests or real estate (however, the Portfolio may purchase mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities); 8. Make loans to others (except through the purchase of debt obligations as described in the Fund's then current Prospectus), except that the Fund may purchase and simultaneously resell for later delivery, obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities; provided, however, that the Portfolio will not enter into such a repurchase agreement if, as a result thereof, more than 10% of its total assets (taken at current value) at that time would be subject to repurchase agreements maturing in more than seven days; 9. Invest in companies for the purpose of exercising control;
10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; 11. Purchase any securities, other than obligations of the U.S. Government, its agencies or its instrumentalities, if immediately after such purchase more than 25% of the Portfolio's total assets would be invested in the securities of issuers in the same industry;
 12. Issue senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement or reverse repurchase agreement; or (b) permitted borrowings of money; and 13. Purchase any security if as a result the Portfolio would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) that have been operation for less than three years or in equity securities for which market quotations are not readily available.


	Without the approval of a majority of its outstanding voting securities, the Short-Term U.S. Treasury Securities
Portfolio may not:

	1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities); 2. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds, municipal bonds or industrial revenue bonds; 3. Borrow money except from banks for temporary purposes in an amount up to 10% of the value of its total assets. The Portfolio will borrow money only to accommodate requests for the redemption of shares while effecting an orderly liquidation of portfolio securities or to clear securities transactions and may not for leveraging purposes. Whenever borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. This restriction will not be deemed to prohibit the Fund from obtaining letters of credit solely for purpose of participating in a captive insurance company sponsored by the Investment Company Institute to provide fidelity and directors and officers liability insurance; 4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its total assets, but only to secure borrowings for temporary purposes; 5. Sell securities short or purchase securities on margin; 6. Write or purchase put or call options; 7. Underwrite the securities of other issuers or purchase restricted securities; 8. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts or oil and gas interests; 9. Make loans to others except through the purchase of qualified debt obligations in accordance with the Portfolio's investment objective and policies; 10. Issue senior securities as defined in the Act except insofar as the Portfolio may be deemed to have issued a senior security by reason of: (a) borrowing money in accordance with restrictions described above or (b) by purchasing securities on a when-issued or delayed delivery basis or purchasing or selling securities on a forward commitment basis; and 11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, acquisition of assets or plan of reorganization.

	The foregoing percentage restrictions apply at the time an investment is made; a subsequent increase or decrease in percentage may result from changes in values or net assets.


	ADDITIONAL TAX INFORMATION

	The following summary addresses the principal United
States income tax considerations regarding the purchase, ownership and disposition of shares in a Portfolio of the Fund.

General.

	Each Portfolio within the Fund is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Code") generally will be applied to each Portfolio separately, rather than to the Fund as a whole. For tax purposes therefor, net long-term and short-term capital gains, net income and operating expenses will be determined separately for each Portfolio.

	Each Portfolio within the Fund intends to qualify and elect to be treated for each taxable year as a "regulated investment company" under Sections 851-855 of the Code. To so qualify, each Portfolio must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, proceeds from loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency, of certain other income (including but not limited to gains from options, futures and forward contracts) derived from its business of investing stock, securities or currency; (ii) derive less than 30% of its gross income in each taxable year from the sale or other disposition of any of the following which was held for less than three months: (a) stocks or securities, (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currency), but only if such currency (or options futures of forward contracts) is not directly related to each Portfolio's principal business of investing in stock or securities (or options or futures with respect to stock or securities); and (iii) diversify its holding so that , at the end of each quarter of its taxable years, the following two conditions are met: (a) at least 50% of the market value of the Portfolio's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Portfolio's assets and not more than 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of the Portfolio's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). The diversification requirements described above may limit a Portfolio's ability to engage in hedging transactions by writing or buying options or by entering into futures or forward contracts.

	At December 31, 1996 the unused capital loss carryovers of the Fund by Portfolio were approximately as follows: U.S. Government Securities Portfolio, $3,627,000; Income Return Account Portfolio, $765,000; and Short-Term U.S. Treasury Securities Portfolio, $9,043,000. For federal income tax purposes, these amounts are available to be applied against future securities gains, if any, realized. The carryovers expire as follows:


 December 31,
(in thousands)
	                                           1997     2001	 2002 	2003	2004
U.S. Government Securities Portfolio$  333	$430	$2,864	0 	0
---
Income Return Account Portfolio	218	0	0	$547	0
Short-Term U.S. Treasury
Securities Portfolio		0	1,477	5,471	1,124	$971

Distributions

	If the net asset value of shares of a Portfolio is reduced below a shareholder's costs as a result of a distribution by the Portfolio, such distribution will be taxable even though it represents a return of invested capital.

Redemption of Shares.

	Any gain or loss realized on the redemption or exchange of Portfolio shares by a shareholder who is not a dealer in securities will be treated as long-term capital loan or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss.

	However, any loss realized by a shareholder upon the redemption or exchange of Portfolio shares held six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributors received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of Portfolio shares will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after such disposition, such as pursuant to reinvestment of dividends in Portfolio shares.


	IRA AND OTHER PROTOTYPE RETIREMENT PLANS

	Copies of the following plans with custody or trust agreements have been approved by the Internal Revenue Service and are available from the Fund or Smith Barney; investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan.


IRA, Rollover IRA and Simplified Employee Pension - IRA


	The Small Business Job Protection Act of 1996 changed the eligibility requirements for participants in Individual Retirement Accounts ("IRAs"). Under these new provisions, if you or your spouse have earned income, each of you may establish an IRA and make maximum annual contributions equal to the lesser of earned income or $2,000. As a result of this legislation, married couples where one spouse is non-working may now contribute a total of $4,000 annually to their IRAs.

	If you or your spouse is an active participant in an employer-sponsored retirement plan, a deduction for contributions to an IRA might still be allowed in full or in part, depending on your combined adjusted gross income. For married couples filing jointly, a full deduction of contributions to an IRA will be allowed where the couples' adjusted gross income is below $40,001 ($25,001 for an unmarried individual); a partial deduction will be allowed when adjusted gross income is between $40,001 - $50,000 ($25,001 - $35,000 for an unmarried individual); and no deduction when adjusted income is $50,000 ($35,000 for an unmarried individual). Shareholders should consult their tax advisors concerning the effects of the Tax Reform Act on the deductibility of their IRA contributions.

	A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.

	An employer who has established a Simplified Employee Pension - IRA ("SEP-IRA") on behalf of eligible employees may make a maximum annual contribution to each participant's account of 15% (up to $24,000) of each participant's compensation. Compensation is capped at $160,000 for 1997.


Paired Defined Contribution Prototype

	Corporations (including Subchapter S corporations) and non-corporate entities may purchase shares of the Fund through the Smith Barney Prototype Paired Defined Contribution Plan. The prototype permits adoption of profit-sharing provisions, money purchase pension provisions, or both, to provide benefits for eligible employees and their beneficiaries. The prototype provides for a maximum annual tax deductible contribution on behalf of each Participant of up to 25% of compensation, but not to exceed $30,000 (provided that a money purchase pension plan or both a profit-sharing plan and a money purchase pension plan are adopted thereunder).


	PERFORMANCE INFORMATION

	From time to time the Fund may advertise a Portfolio's total return, average annual total return and yield in advertisements. In addition, in other types of sales literature the Fund may also advertise a Portfolio's current dividend return. These figures are based on historical earnings and are not intended to indicate future performance.
 The total return shows what an investment in the Portfolio would have earned over a specified period of time (one, five or ten years) assuming the payment of the maximum sales load when the investment was first made, that all distributions and dividends by the Portfolio were reinvested on the reinvestment dates during the period less the maximum sales load charged upon reinvestment and less all recurring fees. The average annual total return is derived from this total return, which provides the ending redeemable value. The Fund may also quote a Portfolio's total return for present shareholders that eliminates the sales charge on the initial investment.

	Each Portfolio's average annual total return with respect to its Class A Shares for the one-year period, five-year period, if any, and for the life of the Portfolio (except for the Equity Income Portfolio, Income Return Account Portfolio and U.S. Government Securities Portfolio which displays performance data for ten years) ended December 31, 1996 is as follows:


	One Year	Five Years	Life	Inception Date

Equity Income 	10.25%	11.86%	11.13%*	1/1/72

Income Return	1.95	4.48	6.61*	3/4/85

U.S. Government	(0.71)	5.33	7.85*	10/9/84

Short-Term U.S.	2.15	5.04	5.47	11/11/91




* Representative of ten years, not life of the Equity Income
Portfolio, the Income Return Portfolio and the U.S. Government
Securities Portfolio.

Each Portfolio's average annual total return with respect to its Class B Shares (where applicable) for the one-year period and the life of such Portfolio's Class B shares through December 31, 1996 is as follows:

Portfolio 	One Year	Life	Inception Date

Equity Income	10.22%	      19.70%	11/7/94

U.S. Government	(1.06)	       8.62	11/7/94


Each Portfolio's average annual total return with respect to its Class C Shares (where applicable) for the one-year period and for the life of such Portfolio's Class C shares through December 31, 1996 is as follows:

Portfolio	One Year	Life	Inception Date

Equity Income 	14.15%	13.52%	12/2/92

Income Return	2.72	4.48	12/16/92

U.S. Government	2.49	5.73	12/2/92



Each Portfolio's average annual total return with respect to its Class Y Shares (where applicable) for the one-year period and for the life of such Portfolio's Class Y shares through December 31, 1996 is as follows:

Portfolio	One Year	Life	Inception Date

Income Return	1.95%	6.99%	2/1/93

U.S. Government	6.28	6.14	1/12/93

Equity Income	N/A	12.26	2/7/96



Each Portfolio's average annual total return with respect to its Class Z Shares (where applicable) for the life of such Portfolio's Class Z shares through December 31, 1996 is as follows:

Portfolio	One Year	Life	Inception Date

Income Return	2.15%	6.06%	11/7/94

U.S. Government	4.31	10.75 	11/7/94

Equity Income 	16.47	22.32	11/7/94



	  Note that effective October 10, 1994 Class C shares were reclassified as additional Class A shares with respect to the Equity Income Portfolio and that effective November 7, 1994
Class C shares were redesignated Class Y shares with respect to the U.S. Government Securities Portfolio and the Income
Return Account Portfolio. Note further that effective November
7, 1994 then existing Class B shares of each Portfolio were designated as Class C shares. Each Portfolio (except the Short-Term U.S. Treasury Securities Portfolio) began to offer new Class B shares on November 7, 1994.

	Each Portfolio's yield is computed by dividing the net investment income per share earned during a specified thirty day period by the maximum offering price per share on the last day of such period and annualyzing the result. For purposes of the yield calculation, interest income is determined based on a yield to maturity percentage for each long-term debt obligation in the Portfolio; income on short-term obligations is based on current payment rate.

	The Fund calculates current dividend return for the U.S. Government Securities Portfolio by analyzing the most recent quarterly distribution from investment income, including net equalization credits or debits, and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The Fund calculates current dividend return for the Equity Income Portfolio by dividing the dividends from investment income declared during the most recent twelve months by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The Fund calculates current dividend return for the Income Return Account Portfolio and the Short-Term U.S. Treasury Securities Portfolio by analyzing the most recent monthly distribution, including net equalization credits and debits, and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. From time to time, the Fund may include a Portfolio's current dividend return in information furnished to present or prospective shareholders and in advertisements.

	A Portfolio's current dividend return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing the Portfolio's current dividend return to yields published for other investment companies in other investment vehicles. Current dividends return should also be considered relative to changes in the value of the Portfolio's shares and to the risks associated with the Portfolio's investment objective and policies. For example, in comparing current dividend returns with those offered by Certificates of Deposit ("CDs"), it should be noted that CDs are insured (up to $100,000) and offer a fixed rate of return. Returns of the Income Return
Account Portfolio and the Short-Term U.S. Treasury Securities Portfolio may from time to time be compared with returns of money market funds measured by Donoghue's Money Fund Report, a widely-distributed publication on money market funds.

	Performance information may be useful in evaluating a Portfolio and for providing a basis for comparison with other financial alternatives. Since the performance of each Portfolio changes in response to fluctuations in market conditions, interest rates and Portfolio expenses, no performance quotation should be considered a representation as to the Portfolio's performance for any future period.



	VALUATION OF SHARES

	The net asset value of each Portfolio's Classes of shares will be determined on any day that the New York Stock Exchange is open. The New York Stock Exchange is closed on the following holidays: New Year's Day, President's Day, Good
Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.


	PURCHASE AND REDEMPTION OF SHARES

	The Fund has committed itself to pay in cash all requests for redemption by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission.
Redemptions in excess of the above limit may be paid in portfolio securities, in cash or any combination or both, as the Board of Directors may deem advisable; however, payments shall be made wholly in cash unless the Board of Directors believes that economic conditions exist that would make such a practice detrimental to the best interests of the Fund and its remaining shareholders. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under "Valuation of Shares" in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.




	INVESTMENT MANAGEMENT AGREEMENT AND OTHER SERVICES

Manager

For the fiscal years ended December 31, 1994, 1995 and 1996, the management fees for each Portfolio were as follows:

Portfolio		1994	1995	1996

U.S. Gov't	$1,987,629	$1,869,768	$1,770,235
Income Return	208,151	                  125,055	   107,484
Equity Income	 4,079,437	4,093,396	4,622,817
Short-Term U.S.	  735,555	  403,161	      479,559


	Pursuant to the Management Agreement, the management fee for the Equity Income Portfolio is calculated at a rate in accordance with the following schedule: 0.60% of the first
$500 million of average daily net assets; 0.55% of the next
$500 million; and 0.50% of average daily net assets over $1 billion. The management fee for the U.S. Government
Securities Portfolio and the Income Return Account Portfolio is calculated at a rate in accordance with the following schedule: 0.50% of the first $200 million of aggregate average daily net assets of the two Portfolios, and 0.40% of the aggregate average daily net assets of the three Portfolios in excess of $200 million. The management fee for the Short-Term U.S. Treasury Securities Portfolio is calculated at the annual rate of 0.45% of such Portfolios average daily net assets.

	The Management Agreement for each of the Fund's Portfolios further provides that all other expenses not specifically assumed by the Manager under the Management Agreement on behalf of the Portfolio are borne by the Fund. Expenses payable by the Fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the
Fund) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and directors' meetings. filing fees and expenses relating to the registration and qualification of the Fund's shares and the Fund under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the Fund's registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the Fund's existence and extraordinary expenses such as litigation and indemnification expenses.
Direct expenses are charged to each Portfolio; general corporate expenses are allocated on the basis of relative net assets.


Plan of Distribution

	Pursuant to a Plan of Distribution adopted by the Fund on behalf of each Portfolio under Rule 12b-1 under the Investment
Company Act of 1940 (the "Plan"), Smith Barney incurs the expenses of distributing each Portfolio's Class A, Class B,
Class C and Class Y shares.  See  "Distributor" in each
Portfolio's applicable Prospectus.

	For the year ended December 31, 1996, the table below represents the fees which have been accrued and/or paid to Smith Barney under the Plans of Distribution pursuant to Rule 12b-1 for the Fund's Portfolios. The distribution expenses for 1996 included compensation of Financial Consultants and printing costs of prospectuses and marketing materials.

Portfolio	  Class A	Class B	Class C	Class Y		Total

U.S. Gov't	$851,122	$87,112	$131,238    N/A       $1,069,472
Income Return	N/A		N/A	7,740	   N/A	             7,740
Equity Income	1,580,633	107,017	316,307	   N/A	      2,003,951
Short-Term Treas.324,545	N/A	N/A	  N/A	         324,545

	During the fiscal year 1994 aggregate sales commissions of $1,992,000 were paid to Smith Barney by the purchasers of Fund shares. For the fiscal years 1995 and 1996, aggregate sales commissions of approximately $364,000 and $689,000, respectively, were paid to Smith Barney by the purchasers of Fund shares. A contingent deferred sales charge ("CDSC") may be imposed on certain redemptions of Class A, Class B shares and Class C shares. The amount of the CDSC will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. For Class B shares, for the Equity Income Portfolio the maximum CDSC is 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. For Class B shares of each of the U.S. Government Securities Portfolio the maximum CDSC is 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and by 1.00% each year thereafter to zero.
A CDSC of 1.00% is imposed on redemptions of Class A which when combined with Class A shares offered with a sales charge currently held by an investor equal or exceed $500,000 in the aggregate and Class C shares if such redemptions occur within 12 months from the date such investment was made. Any sales charge imposed on redemptions is paid to the distributor of the Fund shares.

	  Note that effective October 10, 1994 Class C shares were reclassified as additional Class A shares with respect to the Equity Income Portfolio and that effective November 7, 1994
Class C shares were redesignated Class Y shares with respect to the U.S. Government Securities Portfolio and the Income
Return Account Portfolio. Note further that effective November
7, 1994 Class B shares of each Portfolio were designated as Class C shares.

Each Portfolio (except the Short-Term U.S. Treasury Securities
Portfolio) began to offer new Class B shares on November 7, 1994.




Brokerage

	The Manager is responsible for allocating the Fund's brokerage. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Smith Barney. Smith Barney has acted as the Fund's principal broker on behalf of the Equity Income Portfolio (no commissionable transactions have been paid to date on behalf of the U.S. Government Securities Portfolio or the Income Return Account Portfolio, or the Short-Term U.S. Treasury Securities Portfolio) and has received a substantial portion of brokerage fees paid by such Portfolios. No Portfolio will deal with Smith Barney in any transaction in which Smith Barney acts as principal.

	The Fund attempts to obtain the most favorable execution of each portfolio transaction, that is, the best combination of net price and price and prompt reliable execution. In the opinion of the Manager or the Subadviser, as the case may be, however, it is not possible to determine in advance that any particular broker will actually be able to effect the most favorable execution because, in the context of a constantly changing market, order execution involves judgments as to price, commission rates, volume, the direction of the market and the likelihood of future change. In making its decision as to which broker or brokers are most likely to provide the most favorable execution, the management of the Fund takes into account the relevant circumstances. These include, in varying degrees, the size of the order, the importance of prompt execution, the breadth and trends of the market in the particular security, anticipated commission rates, the broker's familiarity with such security including its contacts with possible buyers and sellers and its level of activity in the security, the possibility of a block transaction and the general record of the broker for prompt, competent and reliable service in all aspects of order processing, execution and settlement.


	Commissions are negotiated and take into account the difficulty involved in execution of a transaction, the time it took to conclude, the extent of the broker's commitment of its own capital, if any, and the price received. Anticipated commission rates are an important consideration in all trades and are weighed along with the other relevant factors affecting order execution set forth above. In allocating brokerage among those brokers who are believed to be capable of providing equally favorable execution, the Fund takes into consideration the fact that a particular broker may, in addition to execution capability, provide other services to the Fund such as research and statistical information. It is not possible to place a dollar value on such services nor does their availability reduce the expenses of the Manager, the Subadviser or Smith Barney in connection with services rendered to other advisory clients and not all such services may be used in connection with the Fund.

	Shown below are the total brokerage fees paid by the Fund on behalf of the Equity Income Portfolio during 1994, 1995 and 1996 (the fees for 1994 include fees on behalf of the Utility Portfolio which has been merged into the Smith Barney Utilities Fund). Also shown is the portion paid to Smith
Barney and the portion paid to other brokers for the execution of orders allocated in consideration of research and statistical services or solely for their ability to execute the order. During fiscal year 1996, the total amount of commissionable transactions was $733,741,210; $339,035,608 (46.0%) of which was directed to Smith Barney and executed by unaffiliated brokers and $394,705,602 (54.0%) of which was directed to other brokers.


                                                Commissions

	    								To Others For
		           	For Execution Only				Execution,

									Research and
									Statistical
	 	Total	To Smith Barney	    	To Others	              Services

1994	  $1,063,007	$177,691*	16.7	$271,982	25.6	$613,334	57.7
1995	       896,018 	312,572*	34.9 	496,622		55.4	86,824		9.7
1996	       956,742	441,702*	46.2	493,445		51.6	21,595		2.2

*Directed to Smith Barney and executed by unaffiliated brokers.
	The Board of Directors of the Fund has adopted certain policies and procedures incorporating the standards of Rule 17e-1 issued by the Securities and Exchange Commission under the Act which requires that the commissions paid to Smith Barney must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." The Rule and the policy and procedures also contain review requirements and require the Manager to furnish reports to the Board of Directors and to maintain records in connection with such reviews.


	CUSTODIAN

	Portfolio securities and cash owned by the Fund are held in the custody of PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103 (foreign securities, if any, will be held in the custody of the Barclays Bank, PLC)

	In the event of the liquidation or dissolution of the Fund, shares of a Portfolio are entitled to receive the assets belonging to that Portfolio that are available for distribution and a proportionate distribution, based upon the relative net assets of the respective Portfolios, of any general assets not belonging to any particular Portfolio that are available for distribution.



	INDEPENDENT  AUDITORS

	KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, has been selected as the Fund's independent auditors for its fiscal year ending December 31, 1997 to exammine and report on the Fund's financial statements and highlights.


	VOTING

	As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders.
At that time, the directors then in office will call a shareholders' meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question or removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Fund. At such a meeting, a director may be removed after the holders of record of not less than a majority of the outstanding shares of the Fund have declared that the director be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

   	As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund (or the affected Portfolio or class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Fund (or the affected Portfolio or class) are represented at the meeting in person or by proxy. A Portfolio or class shall be deemed to be affected by a matter unless it is clear that the interests of each Portfolio or class in the matter are identical or that the matter does not affect any interest of the Portfolio or class. Under the Rule the approval of a management agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a "vote of a majority of the outstanding voting securities" of the Portfolio affected by the matter; however, the ratification of independent accountants, the election of directors, and the approval of a distribution agreement that is submitted to shareholders are not subject to the separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all Fund shares voting without regard to Portfolio. As of April 11, 1997, the Smith Barney 401(k) Employee Savings Plan, 388 Greenwich Street, New York,
New York, 10013, owned of record, but not beneficially, 7,838,781.626 (100%) of the outstanding Class Z shares of the Equity Income Portfolio and the Smith Barney 401(k) Employee Savings Plan, 388 Greenwich Street, New York, New York, 10013, owned of record, but not beneficially, 1,495,418.655 (100%) of the outstanding Class Z shares of the U.S. Government
Securities Portfolio The following table contains a list of shareholders who of record or beneficially own at least 5% of the outstanding shares of a particular class of shares of a Portfolio of the Fund:

Equity Income Portfolio

Class Y

Smith Barney Concert Series, Inc.
Balanced Portfolio
PNC Bank, NA
Attn: Beverly Timson
200 Stevens Drive
Suite 440
Lester, PA 19113
owned 1,578,676.494 (69.46%) shares

Smith Barney Concert Series, Inc.
Conservative Portfolio
PNC Bank, NA
Attn: Beverly Timson
200 Stevens Drive
Suite 440
Lester, PA 19113
owned 434,734.179 (19.13%) shares

Smith Barney Concert Series, Inc.
Income Portfolio
PNC Bank, NA
Attn: Beverly Timson
200 Stevens Drive
Suite 440
Lester, PA 19113
owned 256,156.410 (11.27%) shares

U.S. Government Securities Portfolio

Class Y

Arthur Smith Corporation
c/o Phyllis Smith
4888 Loop Central Drive
Suite 500
Houston, TX  77081-2214
owned 106,167.844 (26.25%) shares


Baxter P. Freeze & Anne Freeze TRS
U/A/D 4/24/92
Baxter P. Freeze Charitable Trust
1515 Wickliff Avenue
High Point, NC  27262-4551
owned 77,532.849 (19.07%) shares

Virginia P. Swindal Tr.
UAD 4-9-92
Virginia P. Swindal Rev Trust
5111 South Nichols Street
Tampa, FL  33611-4132
owned 60,757.000  (15.02%) shares

Avron Wahl
Smith Barney Inc. Sep Custodian
5 Evergreen Drive
Ocean, NJ 07712
owned 33,513.962 (8.29%) shares

Frederick L. Swindal Tr.
UAD 4-9-92
Frederick L. Swindal Trust
5111 South Nichols Street
Tampa, FL  33611-4132
owned 28,591.000  (7.07%) shares




Luby Enterprises Inc.
c/o Joe Luby
1900 E. Girard Place
Englewood, CO 80110
owned 28, 515.435 (7.05%) shares

Raul Cuadrado
3250 Riveria Drive
Coral Gables, FL 33134-6477
owned 25,253.801 (6.24%) shares

Short-Term U.S. Treasury Securities Portfolio

Class Y shares

Smith Barney Concert Series, Inc.
Balanced Portfolio
PNC Bank, NA
Attn: Beverly Timson
200 Stevens Drive
Suite 440
Lester, PA 19113
owned 6,023,259.544 (62.12%) shares

Smith Barney Concert Series, Inc.
Conservative Portfolio
PNC Bank, NA
Attn: Beverly Timson
200 Stevens Drive
Suite 440
Lester, PA 19113
owned 1,654.449.119 (17.06%) shares

Smith Barney Concert Series, Inc.
Income Portfolio
PNC Bank, NA
Attn: Beverly Timson
200 Stevens Drive
Suite 440
Lester, PA 19113
owned 2,000,361,.438 (20.63%) shares





Income Return Account Portfolio

Class A

Carver Pump Co.
Employee Savings Plan
Bond & Equity Acct.
Attn. Sandy Rock PO Box 389
Muscataine, IA 52761
owned 68,933.243 (8.76%) shares

James D. Adams TR
UW Oscar Levine
FBO Betty Blackford Levine
3950 N.W. 27th Avenue
Boca Raton FL 33434-4435
owned 55,747.576 (7.09%) shares

Carver Pump
Collective Bargaining Unit
Retirement Savings PL Equity
& Balanced Acct U/A/D 1//11/93
PO Box 389
Muscataine IA 52761-0389
owned 40,582.925 (5.16%) shares

Class C

Marshall E. Redding / IRA
Smith Barney  IRA Cust.
2530 Atlantic Avenue, Suite - A
Long Beach, CA  90806-2741
owned 21,996.538 (15.57%) shares

Brendan T. Cremen
Susan Delany Cremen
c/o Delany
20 Belgrave Road
Monkstown
County Dublin, Ireland
owned 20,940.181 (14.82%) shares

Process Supplies And
Accessories Incorporated
Profit Sharing Plan
Attn. Larry E. Wright
P.O. 11025
Knoxville, TN 37939
owned 12,116.522 (8.58%) shares



Maura Ciesielski
Smith Barney Inc. IRA Custodian
115 Lafayette Drive
Wash Crossing PA 18977-1414
owned 8,861.882 (6.27%) shares

Mountain State Art & Craft
Fair Inc.
Attn: Ron Twohig
305 Beechwood Estates
Scott Depot, WV 25560
owned 7,243.9911 (5.13%) shares


Class Y

Beatrice S. Wind
Smith Barney  IRA Cust.
8101 S.W. 72nd Avenue
Miami, FL  33143-7609
owned 43,182.410 (63.83%) shares

Elizabeth Lynn Schneider &
Theodre J. Vittoria
Beatrice S. Wind Charitable
630 Fifth Avenue
New York, NY 10111
owned 24,474.150 (36.17%) shares






	FINANCIAL STATEMENTS

   	The following financial information is hereby incorporated by reference to the indicated pages of the Fund's 1996 Annual
Reports to Shareholders, copies of which are furnished with this Statement of Additional Information.
	Page(s) in
	Annual Report:

			Equity Income      U.S.Gov't

Average Annual Total Return	5	3-5
Line Graph Showing Growth of $10,000 Investment		7	6
Schedules of Investments		8-10	7
Statements of Assets and Liabilities
	dated December 31, 1996	11	8
Statements of Operations
	for the year ended December 31, 1996		12	9
Statements of Changes in Net Assets
	for the years ended December 31, 1996 and 1995	13	10
Notes to Financial Statements	14-17	11-17
Financial Highlights		18-21	18-20
Independent Auditors' Report		22	21

	Page(s) in
	Annual Report:

	                       Income Return & Short-Term


Average Annual Total Return		                      4-5, 7
Line Graph Showing Growth of $10,000 Investment		6,8
Schedule of Investments					9
Statement of Assets and Liabilities
	dated December 31, 1996				10
Statement of Operations
	for the year ended December 31, 1996		11
Statement of Changes in Net Assets
	for the years ended December 31, 1996 and 1995	12-13
Notes to Financial Statements				14-19
Financial Highlights					20-22
Independent Auditors' Report				23


	APPENDIX - RATINGS OR DEBT OBLIGATIONS






BOND (AND NOTES) RATINGS

Moody's Investors Service, Inc.

	Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

	A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate by elements may be present that suggest a susceptibility to impairment sometime in the future.

	Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa - Bonds which are rated Caa are of poor standing.
Such issues may be in default or there may be present elements of danger with respect to principal or interest.

	Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

	C - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

	Con (..) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

	Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


Standard & Poor's Corporation

	AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

	AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

	A- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

	BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

	BB, B, CCC, CC, C - Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	Plus (+) or Minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

	Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

	L The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan
Insurance Corp. or the Federal Deposit Insurance Corp.

	 Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

	* Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

	NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.



COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

	Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

	Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard & Poor's Corporation

	A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

	A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.


	PART C  Other Information

Item 24.  Financial Statements and Exhibits

(a) Financial Statements	  Location In:
	                                       Part A 	 Part B
	                                                  Annual Report


Statement of Assets and Liabilities	 N/A	     *

Statements of Changes in Net Assets  N/A	      *

Statement of Operations             N/A	*

Notes to Financial Statements	N/A	*

Supplementary Information	N/A	*

_______________
* The  Registrant's Annual Report for the  year
 ended  December 31, 1996 and  the  Report  of
 Independent  Accountants are incorporated  by
 reference  to the Definitive 30b-1  filed  on
 March 10, 1997
 as  Accession  #   91155-97-132.


All other statements and schedules are omitted because they are not applicable or the required information will be shown in the financial statements or notes thereto.

	(b)	Exhibits

	(1)	(a)	Articles Supplementary dated November 16,
1992 are incorporated by reference to
Exhibit 1(a) to Post-Effective Amendment
No. 49.

		(b)	Articles Supplementary dated October 29,
1992 are incorporated by reference to
Exhibit 1(b) to Post-Effective Amendment
No. 49.

		(c)	Articles of Amendment dated October 29,
1992 are incorporated by reference to
Exhibit 1(c) to Post-Effective Amendment
No. 49.

		(d)	Articles Supplementary dated September 6,
1991 are incorporated by reference  to
Exhibit 1(a) to Post-Effective Amendment
No. 46.

		(e)	Articles Supplementary dated October 31,
1990 are incorporated by reference to
Exhibit 1(a) to Post-Effective Amendment
No. 43.

		(f)	Articles Supplementary dated march 27,
1986, May 15, 1985, December 28, 1984,
August 2, 1984, June 8, 1984, February
26, 1972 and April 25, 1967 are
incorporated by reference to Exhibits
1(a) through (g) to Post-Effective
Amendment No. 39.

		(g)	Articles of Incorporation dated December
1, 1966 are incorporated by reference to
Exhibit 1(h) to Post-Effective Amendment
No. 39.

		(h)	Articles Supplementary dated December 14,
1993  are incorporated by reference to
Exhibit 1(h) to Post-Effective Amendment
No. 54.

	(2)	Bylaws of the Fund are incorporated by
reference to Exhibit 2 to Post-Effective
Amendment No. 39.

	(3)	Not applicable.


	(4)	(a)	Specimen Stock Certificates for the
Income and Growth Portfolio, the U.S.
Government Securities Portfolio, the
Monthly Payment Government Portfolio, and the Income Return Account Portfolio are incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 39.

		(b)	Specimen Stock Certificate for the
Utility Portfolio is incorporated by
reference to Exhibit 4(b) to Post-
Effective Amendment No. 43.

		(c)	Specimen Stock Certificate for the Short-
Term U.S. Treasury Securities Portfolio
is incorporated by reference to Exhibit
4(c) to Post-Effective Amendment No.53.

		(d)	Specimen Stock Certificate for the
Capital Appreciation Portfolio is
incorporated by reference to Exhibit 4(d) to Post-Effective Amendment No.53.

		(e)	Specimen Stock Certificate for the
Socially Responsible Investment Portfolio is incorporated by reference to Exhibit
4(e) to Post-Effective Amendment No.53.

	(5)	(a)	Management Agreement between Short-Term
U.S. Treasury Securities Portfolio and
Smith, Barney Advisers, Inc. *

		(b)	Management Agreement between the Income
and Growth Portfolio and Smith, Barney
Advisers, Inc.**

		(c)	Management Agreement between U.S.
Government Securities Portfolio and
Smith, Barney Advisers, Inc.**

		(d)	Management Agreement between Monthly
Payment Government Portfolio and Smith,
Barney Advisers, Inc.**

		(e)	Management Agreement between Income
Return Account Portfolio and Smith,
Barney Advisers, Inc.**

		(f)	Management Agreement between the Utility
Portfolio and Smith, Barney Advisers,
Inc.**

		(g)	Management Agreement between the Capital
Appreciation Portfolio and Smith, Barney
Advisers, Inc. is incorporated herein by reference to Exhibit 5(g) to Post-
Effective Amendment No. 48.

		(h)	Subadvisory Agreement between Smith,
Barney Advisers, Inc. and Janus Capital
Corporation on behalf of Capital
Appreciation Portfolio is incorporated
herein by reference to Exhibit 5(h) to
Post-Effective Amendment No. 48.

*Exhibit 5(a) is incorporated by reference to
Exhibit 5(a) to Post-Effective
Amendment No. 46.

**Exhibits 5(b) through (f) are incorporated by reference to Exhibits 5(a) through (e) to Post-Effective Amendment No.43

	(6)	(a)	Distribution Agreement between Smith
Barney Funds and Smith Barney, Harris
Upham & Co. Incorporated is incorporated by reference to Exhibit 6(a) to Post-
Effective Amendment No. 39.

		(b)	Distribution Agreement between Smith
Barney Funds, Inc. and Smith Barney
	Shearson Inc.

	(7)		Not applicable.

	(8)		Custodian Agreement between Registrant
and Provident National Bank is
incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 39.

	(9)	(a)	Transfer Agency Agreement between
Registrant and Provident Financial
Processing Corp. is incorporated herein
by reference to Exhibit 9 to Post-
Effective Amendment No. 39.

		(b)	Rule 18f-3 Plan  is incorporated herein
by reference to Exhibit 9(b) to Post-
Effective Amendment No. 58.

	(10)		Not applicable.

	(11)		(a) Auditors' Report (See the Annual
Report to Shareholders which is
incorporated by reference in the
Statement of Additional Information)

			(b) Auditors' Consent

	(12)		Previously filed.

	(13)		Not applicable

	(14)		Previously filed.

	(15)	(a)	Plan of Distribution Pursuant to Rule
12b-1 on behalf of the Short-Term U.S.
Treasury Securities Portfolio is
incorporated by reference to Exhibit
15(a) to Post-Effective Amendment No. 46.

		(b)	Plan of Distribution Pursuant to Rule
12b-1 on behalf of the Utility Portfolio is incorporated by reference to Exhibit
15(b) to Post-Effective Amendment No. 48.

		(c)	Plan of Distribution Pursuant to Rule
12b-1 on behalf of the Income and Growth
Portfolio is incorporated by reference to
Exhibit 15(c) to Post-Effective Amendment
No.48.

		(d)	Plan of Distribution Pursuant to Rule
12b-1 on behalf of the U.S. Government
Securities Portfolio is incorporated by
reference to Exhibit 15(d) to Post-
Effective Amendment No. 48.

		(e)	Plan of Distribution Pursuant to Rule
12b-1 on behalf of the Monthly Payment
Government Portfolio is incorporated by
reference to Exhibit 15(e) to Post-
Effective Amendment No. 48.

		(f)	Plan of Distribution Pursuant to Rule
12b-1 on behalf of the Income Return
Account Portfolio is incorporated by
reference to Exhibit 15(f) to Post-
Effective Amendment No. 48.

		(g)	Plan of Distribution Pursuant to Rule
12b-1 on behalf of the Capital
Appreciation Portfolio is incorporated by reference to Exhibit 15(g) to Post-
Effective Amendment No. 48.

		(h)	Amended Plan of Distribution Pursuant to
Rule 12b-1 on behalf of the Short-Term
U.S. Treasury Securities Portfolio is
incorporated by reference to Exhibit
15(h) to Post-Effective Amendment No. 56.

		(i)	Amended Plan of Distribution Pursuant to
Rule 12b-1 on behalf of the Utility
Portfolio is incorporated by reference to
Exhibit 15(i) to Post-Effective Amendment
No. 56.


		(j)	Amended Plan of Distribution Pursuant to
Rule 12b-1 on behalf of the Income and
Growth Portfolio is incorporated by
reference to Exhibit 15(j) to Post-
Effective Amendment No. 56.


		(k)	Amended Plan of Distribution Pursuant to
Rule 12b-1 on behalf of the U.S.
Government Securities Portfolio is
incorporated by reference to Exhibit
15(k) to Post-Effective Amendment No. 56.


		(l)	Amended Plan of Distribution Pursuant to
Rule 12b-1 on behalf of the Monthly
Payment Government Portfolio is
incorporated by reference to Exhibit
15(l) to Post-Effective Amendment No. 56.


		(m)	Amended Plan of Distribution Pursuant to
Rule 12b-1 on behalf of the Income Return
Account Portfolio is incorporated by
reference to Exhibit 15(m) to Post-
Effective Amendment No. 56.


		(n)	Amended Plan of Distribution Pursuant to
Rule 12b-1 on behalf of the Capital
Appreciation Portfolio is incorporated by reference to Exhibit 15(n) to Post-
Effective Amendment No. 56.


	(16)		Schedule of Computation of Performance
Quotation for the Income and Growth
Portfolio, the U.S. Government Securities
Portfolio, the Monthly Payment Government
Portfolio, and the Income Return Account
Portfolio are incorporated herein by
reference to Exhibit 16 to Post-Effective
Amendment No. 37.


Item 25.	Persons Controlled by or under Common Control
with Registrant

		(None)

Item 26.	Number of Holders of Securities
		Number of Recordholders on
	Title of Class	April 11, 1997

	Income and Growth Portfolio	36,943
	U.S. Government Securities Portfolio	11,772
	Income Return Account Portfolio	 427
	Monthly Payment Government Portfolio	0
	Short-Term U.S. Treasury Securities Portfolio	4,450
	Utility Portfolio	0
	Capital Appreciation Portfolio	0
	Appreciation Portfolio	0
	European Portfolio	0
	Fundamental Value Portfolio	0
	Special Equities Portfolio	0
	Diversified Strategic Income Portfolio	0
	Investment Grade Bond Portfolio	0
	High Income Portfolio	0
	Socially Responsible Investment Portfolio	0


Item 27.	Indemnification

		Reference is made to Article SEVENTH,
paragraph 7(e) of Registrant's Articles of Incorporation for a complete statement of its terms.

		Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include Smith Barney Mutual Funds
Management Inc.and (Registrant's Adviser) and affiliated investment companies.


Item 28.	Business and other Connections of Investment
Adviser

	See the material under the caption "Management of the Fund" included in Part A (Prospectus) of this Registration Statement and the material appearing under the caption "Management Agreement" included in Part B (Statement of Additional Information) of this
Registration Statement.

	Information as to the Directors and Officers of Smith
Barney Mutual Funds Management Inc. is included in its
Form ADV (File No. 801-8314), filed with the
Commission, which is incorporated herein by reference thereto.

Item 29.	Principal Underwriters

		(a) Smith Barney Inc. ("Smith Barney ")
also acts as principal underwriter for the Smith Barney Money Funds, Inc.; Smith
Barney Municipal Money Market Fund, Inc.;
Smith Barney Muni Funds; Smith Barney
Funds, Inc.; Smith Barney World Funds,
Inc.; Smith Barney Variable Account Funds;
Travelers Series Fund Inc.; Smith Barney
Intermediate Municipal Fund, Inc.; Smith
Barney Municipal Fund, Inc.; High Income
Opportunity Fund Inc.; Greenwich Street
California Municipal Fund Inc.; Greenwich
Street Municipal fund Inc.; The
Inefficient-Market Fund Inc.; Smith Barney
Investment Funds, Inc.; Smith Barney
Adjustable Rate Government Income Fund;
Smith Barney Income Funds; Smith Barney
Massachusetts Municipals Fund; Zenix Income
Fund Inc; Smith Barney Arizona Municipals
Fund Inc.; Smith Barney Principal Return
Fund; Municipal High Income Fund
Inc.;Consulting Group Capital Markets Fund;
Smith Barney Series Fund; Smith Barney
Investment Trust; Smith Barney Aggressive
Growth Fund Inc.; Smith Barney Appreciation
Fund Inc.; Smith Barney California
Municipals Fund Inc.; Smith Barney
Fundamental Value Fund Inc.; Smith Barney
Managed Governments Fund Inc.; Smith Barney
Managed Municipals Fund Inc.; Smith Barney
New Jersey Municipals Fund Inc.; Smith
Barney Natural Resources Fund Inc.; Smith
Barney Investment Funds Inc.; The Italy
Fund Inc.; Smith Barney Telecommunications
Trust; Managed Municipals Portfolio Inc.;
Managed Municipals Portfolio II Inc.;
Managed High Income Portfolio Inc. Smith
Barney Institutional Cash Management Fund
Inc.;Smith Barney Concert Allocation Series
Inc.


		(b) The information required by
this Item 29 with respect to each
director and officer of Smith
Barney is incorporated by
reference to Schedule A of Form BD
filed by Smith Barney pursuant to
the Securities Exchange Act of
1934 (SEC File No. 8-8177).

		(c) Not applicable



Item 30.	Location of Accounts and Records

		PNC Bank, National Association, 17th and
Chestnut Streets, Philadelphia,
Pennsylvania 19103, and First Data
Investor Services Group Inc., Exchange
Place, Boston, Massachusetts 02109, will maintain the custodian and the shareholder servicing agent records, respectively, required by Section 31 (a).

		All other records required by Section 31
(a) are maintained at the offices of the Registrant at 388 Greenwich Street, New
York, New York 10013 (and preserved for
the periods specified by Rule 31a-2).

Item 31.	Management Services

		Not applicable

Item 32.	Undertakings

		(a) Not applicable

		(b) Registrant undertakes, if
requested to do so by the holders
of at least 10% of Registrant's
outstanding shares, to call a
meeting of shareholders for the
purpose of voting upon the
questions of removal of a director
or directors and to assist in
communications with other
shareholders as required by
Section 16(c).

		(c) Registrant undertakes to
furnish each person to whom a
prospectus is delivered with a
copy of Registrant's latest report
to shareholders, upon request and
without charge.

	SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-
Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New
York on the  30th day of  April 1997.

SMITH BARNEY
FUNDS, INC.

BY /s/ Heath B. McLendon
(Heath B. McLendon, Chief Executive Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration
Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title		Date


 /s/ Heath B. McLendon    Director, Chairman and   April 30, 1997
(Heath B. McLendon)	Chief Executive Officer


 /s/ Jessica M. Bibliowicz          	President	April 30, 1997
(Jessica M. BIbliowicz)




Joseph  H. Fleiss*          	Director
(Joseph H. Fleiss)


Donald R. Foley*          	Director
(Donald R. Foley)

Paul Hardin*                 	Director
(Paul Hardin III)

Francis P. Martin*         	Director
(Francis P. Martin)


Roderick C. Rasmussen *	Director
(Roderick C. Rasmussen)


 /s/ Bruce D. Sargent               	Director	April 30, 1997
(Bruce D. Sargent)


Signatures	Title				Date


John P. Toolan*                        	Director
(John P. Toolan)


 /s/ Lewis E. Daidone        Treasurer and Principal  April 30 , 1997
(Lewis E. Daidone)	Financial Officer



*By:  /s/ Christina T. Sydor  		 April  30,1997
      Christina T. Sydor
      Pursuant to Power of Attorney



	EXHIBIT INDEX

Exhibit No.	Exhibit		   Page No.
11(b)	Auditor's Consent

17	Financial Data Schedule